UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2017         (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (unaudited) March 31, 2017

	Shares	Value
Common Stocks—85.1%
Consumer Discretionary—11.7%
Aaron’s, Inc.	475,200	$14,132,448
Brunswick Corp.	372,500	22,797,000
Chico’s FAS, Inc.	958,700	13,613,540
The Children’s Place, Inc.[1]	288,300	34,610,415
Gildan Activewear, Inc.	385,000	10,410,400
Hibbett Sports, Inc.*,1	490,700	14,475,650
La-Z-Boy, Inc.	746,500	20,155,500
LCI Industries	128,750	12,849,250
Signet Jewelers, Ltd.[1]	223,100	15,454,137
Winnebago Industries, Inc.[1]	413,300	12,089,025
Total Consumer Discretionary		170,587,365
Financials—20.9%
BancorpSouth, Inc.	815,600	24,671,900
Brookline Bancorp, Inc.	846,700	13,250,855
Essent Group, Ltd.*	677,350	24,499,750
First Busey Corp.	963,157	28,316,816
First Midwest Bancorp, Inc.	934,504	22,129,055
Greenhill & Co., Inc.	905,900	26,542,870
Hope Bancorp, Inc.	969,600	18,587,232
Infinity Property & Casualty Corp.	265,800	25,383,900
Janus Capital Group, Inc.	1,169,555	15,438,126
OceanFirst Financial Corp.	433,300	12,208,228
Reinsurance Group of America, Inc.	169,347	21,503,682
Sterling Bancorp	795,720	18,858,564
UMB Financial Corp.	277,300	20,883,463
Umpqua Holdings Corp.	1,203,714	21,353,886
WSFS Financial Corp.	210,900	9,690,855
Total Financials		303,319,182
Health Care—6.1%
Acadia Healthcare Co., Inc.*,1	366,800	15,992,480
AMN Healthcare Services, Inc.*	450,000	18,270,000
Cross Country Healthcare, Inc.*	1,398,389	20,080,866
The Ensign Group, Inc.	805,400	15,141,520
Teleflex, Inc.	99,950	19,363,314
Total Health Care		88,848,180
Industrials—20.7%
BMC Stock Holdings, Inc.*	1,016,020	22,962,052
CBIZ, Inc.*	1,823,415	24,707,273
Columbus McKinnon Corp.	535,550	13,292,351

	Shares	Value
EnPro Industries, Inc.	300,300	$21,369,348
Generac Holdings, Inc.*	331,400	12,354,592
Hillenbrand, Inc.	337,800	12,110,130
ICF International, Inc.*	348,800	14,405,440
Knoll, Inc.	957,200	22,790,932
Korn/Ferry International	592,100	18,645,229
ManpowerGroup, Inc.	259,000	26,565,630
McGrath RentCorp	396,000	13,293,720
NN, Inc.	868,600	21,888,720
Rexnord Corp.*	929,726	21,458,076
Steelcase, Inc., Class A	1,152,590	19,305,882
Swift Transportation Co.*,1	758,400	15,577,536
TriMas Corp.*	958,000	19,878,500
Total Industrials		300,605,411
Information Technology—16.3%
ADTRAN, Inc.	806,000	16,724,500
Belden, Inc.	262,800	18,183,132
Benchmark Electronics, Inc.*	620,389	19,728,370
Diebold Nixdorf, Inc.	611,800	18,782,260
EVERTEC, Inc.	737,500	11,726,250
Knowles Corp.*,1	925,712	17,542,242
NetScout Systems, Inc.*	435,200	16,515,840
Perficient, Inc.*	749,800	13,016,528
Sanmina Corp.*	370,510	15,042,706
Veeco Instruments, Inc.*	629,800	18,799,530
Virtusa Corp.*	599,900	18,128,978
WNS Holdings, Ltd., ADR*	729,700	20,876,717
Xcerra Corp.*	1,397,606	12,424,717
Zebra Technologies Corp., Class A*	207,600	18,943,500
Total Information Technology		236,435,270
Materials—7.8%
Berry Plastics Group, Inc.*	393,300	19,102,581
Ferro Corp.*	1,391,300	21,133,847
Ingevity Corp.*	186,500	11,348,525
Minerals Technologies, Inc.	267,700	20,505,820
PH Glatfelter Co.	894,001	19,435,582
Versum Materials, Inc.	731,100	22,371,660
Total Materials		113,898,015

1

AMG Managers Skyline Special Equities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Real Estate—1.6%
Realogy Holdings Corp.	762,900	$22,726,791
Total Common Stocks (cost $933,265,889)		1,236,420,214
	Principal Amount
Short-Term Investments—9.4%
Repurchase Agreements—3.2%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $11,018,358 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $11,237,969)	$11,017,614	11,017,614
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $11,018,367 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $11,237,966)	11,017,614	11,017,614
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $2,318,664 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $2,364,845)	2,318,475	2,318,475

	Principal Amount	Value
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $11,018,358 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $11,237,966)	$11,017,614	$11,017,614
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $11,018,426 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $11,237,964)	11,017,600	11,017,600
Total Repurchase Agreements		46,388,917

	Shares
Other Investment Companies—6.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	90,450,388	90,450,388
Total Short-Term Investments (cost $136,839,305)		136,839,305
Total Investments—94.5% (cost $1,070,105,194)		1,373,259,519
Other Assets, less Liabilities—5.5%		80,621,719
Net Assets—100.0%		$1,453,881,238

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,071,573,881 for federal income tax purposes at March 31, 2017, the aggregate gross unrealized appreciation and depreciation were $325,229,615 and $23,543,977, respectively, resulting in net unrealized appreciation of investments of $301,685,638.

*	Non-income producing security.

[1]	Some or all of these shares, amounting to a market value of $45,090,838, or 3.1% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

3

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$1,236,420,214	—	—	$1,236,420,214
Short-Term Investments
Repurchase Agreements	—	$46,388,917	—	46,388,917
Other Investment Companies	90,450,388	—	—	90,450,388

Total Investments in Securities	$1,326,870,602	$46,388,917	—	$1,373,259,519

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of March 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

4

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Principal Amount	Value
Corporate Bonds and Notes—49.5%
Financials—17.6%
American Tower Corp., 4.400%, 02/15/26	$792,000	$820,769
Bank of America Corp., MTN, 3.875%, 08/01/25	1,203,000	1,226,495
CIT Group, Inc., 5.375%, 05/15/20	764,000	816,051
Citigroup, Inc., 2.050%, 12/07/18	1,670,000	1,673,732
Crown Castle International Corp., 5.250%, 01/15/23	748,000	817,269
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	1,339,000	1,620,897
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	777,000	823,215
International Lease Finance Corp., 8.250%, 12/15/20	803,000	949,711
JPMorgan Chase & Co., Series S, 6.750%, 08/01/65[1,2,3]	742,000	818,982
Morgan Stanley, GMTN, 5.500%, 07/28/21	720,000	799,218
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	783,000	792,271
Wells Fargo & Co., 1.964%, 02/11/22 (05/11/17)[4]	1,998,000	2,010,667
Weyerhaeuser Co., 8.500%, 01/15/25	916,000	1,201,968
Total Financials		14,371,245
Industrials—31.9%
The ADT Corp., 6.250%, 10/15/21	375,000	409,463
American Airlines Group, Inc., 6.125%, 06/01/18	450,000	468,000
Apple, Inc., 1.538%, 02/09/22 (05/09/17)[1,4]	2,030,000	2,047,805
ArcelorMittal, 6.250%, 03/01/21	375,000	406,875
Arconic, Inc., 5.400%, 04/15/21	775,000	826,964
Automatic Data Processing, Inc., 3.375%, 09/15/25	1,149,000	1,186,940
Ball Corp., 5.250%, 07/01/25	802,000	852,125
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	982,000	1,256,711
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	800,000	824,000
CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	798,000	839,895
Comcast Corp., 7.050%, 03/15/33	603,000	802,676
CSX Corp., 2.600%, 11/01/26[1]	873,000	819,560
CVS Health Corp., 5.125%, 07/20/45	696,000	770,856
Eagle Materials, Inc., 4.500%, 08/01/26	829,000	829,000
Georgia-Pacific LLC, 8.000%, 01/15/24	636,000	815,887
HCA, Inc., 5.000%, 03/15/24	1,043,000	1,096,454
International Paper Co., 3.000%, 02/15/27	864,000	809,450
Leidos Holdings, Inc., 4.450%, 12/01/20	400,000	418,000
Lennar Corp., 4.750%, 11/15/22	842,000	871,470
Masco Corp., 4.375%, 04/01/26	834,000	870,871
McDonald’s Corp., MTN, 3.700%, 01/30/26	778,000	797,193
Microsoft Corp., 3.750%, 02/12/45	835,000	794,119
Molson Coors Brewing Co., 3.000%, 07/15/26	844,000	804,193

1

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—31.9% (continued)
Northrop Grumman Corp., 3.200%, 02/01/27	$820,000	$813,953
Omnicom Group, Inc., 3.600%, 04/15/26	803,000	804,127
Owens Corning, 4.200%, 12/15/22	800,000	837,806
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.500%, 10/15/19	385,000	408,100
Toll Brothers Finance Corp., 6.750%, 11/01/19[1]	375,000	411,562
United Continental Holdings, Inc., 6.375%, 06/01/18	425,000	445,188
Verizon Communications, Inc., 4.400%, 11/01/34	803,000	762,149
Vulcan Materials Co., 4.500%, 04/01/25	582,000	613,076
Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	1,230,000	1,230,011
Total Industrials		25,944,479
Total Corporate Bonds and Notes (cost $40,453,732)		40,315,724
Municipal Bonds—6.7%
California State General Obligation, School Improvements, 7.550%, 04/01/39	1,055,000	1,548,307
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	770,000	817,124
Los Angeles Unified School District, School Improvements, 5.750%, 07/01/34	1,100,000	1,362,229
Metropolitan Transportation Authority Revenue, Transit Improvements, 6.668%, 11/15/39	650,000	867,932
New Jersey Economic Development Authority, Pension Funding, Series A, 7.425%, 02/15/29 (National Insured)[5]	671,000	807,911
Total Municipal Bonds (cost $5,381,816)		5,403,503
U.S. Government and Agency Obligations—41.6%
Federal Home Loan Mortgage Corporation—4.3%
FHLMC Gold Pool,
4.500%, 09/01/26 to 10/01/39	1,093,937	1,166,203
5.000%, 06/01/26 to 10/01/36	2,176,890	2,363,233
Total Federal Home Loan Mortgage Corporation		3,529,436
Federal National Mortgage Association—26.3%
FNMA,
3.500%, 11/01/42 to 03/01/46	3,495,043	3,589,171
4.000%, 09/01/25 to 10/01/44	9,783,040	10,324,323
4.500%, 05/01/39 to 09/01/42	6,097,696	6,585,151
5.000%, 08/01/35	789,262	864,025
Total Federal National Mortgage Association		21,362,670
U.S. Treasury Obligations—11.0%
United States Treasury Bonds,
3.500%, 02/15/39	825,000	908,257
4.500%, 02/15/36	1,912,000	2,425,513
6.250%, 08/15/23	1,917,000	2,389,510
United States Treasury Notes,
1.750%, 03/31/22	825,000	817,459

2

AMG GW&K Enhanced Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Treasury Obligations—11.0% (continued)
United States Treasury Notes,
2.000%, 11/30/22	$2,424,000	$2,415,383
Total U.S. Treasury Obligations		8,956,122
Total U.S. Government and Agency Obligations (cost $34,143,949)		33,848,228
Short-Term Investments—5.4%
Repurchase Agreements—3.9%[6]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67,totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $1,020,000)	1,000,000	1,000,000
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $177,376 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $180,909)	177,362	177,362
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,177,362

	Shares
Other Investment Companies—1.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[7]	1,236,654	1,236,654
Total Short-Term Investments
(cost $4,414,016)		4,414,016
Total Investments—103.2% (cost $84,393,513)		83,981,471
Other Assets, less Liabilities—(3.2)%		(2,599,477)
Net Assets—100.0%		$81,381,994

3

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Principal Amount	Value
Municipal Bonds—97.9%
Arizona—3.0%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	$4,355,000	$5,074,707
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, 5.000%, 10/01/26	15,000,000	18,022,950
Salt River Project Agricultural Improvement & Power District, Series A, 5.000%, 12/01/24	5,000,000	5,757,250
Total Arizona		28,854,907
California—6.1%
California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, 5.000%, 10/01/28	5,000,000	6,138,550
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/27	1,200,000	1,403,928
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/30	1,620,000	1,847,902
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/31	1,000,000	1,131,720
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/32	1,855,000	2,084,501
California State Tax Exempt General Obligation, 5.000%, 03/01/24	5,000,000	5,945,150
California State University, Series A, 5.000%, 11/01/29	4,525,000	5,300,947
State of California, 5.000%, 09/01/25	10,000,000	12,078,200
State of California, 5.000%, 08/01/29	7,000,000	8,274,490
State of California, 5.000%, 09/01/29	5,010,000	5,924,826
State of California, Series C, 5.000%, 09/01/26	7,700,000	9,248,008
Total California		59,378,222
Colorado—1.4%
City & County of Denver CO. Airport System Revenue, Series A, 5.000%, 11/15/23	6,000,000	7,072,740
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24	6,000,000	6,969,540
Total Colorado		14,042,280
Connecticut—0.6%
State of Connecticut Special Tax Revenue, Transit Infrastructure, 5.000%, 08/01/24	5,340,000	6,267,024
District of Columbia—1.9%
District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, 5.000%, 10/01/24	5,475,000	6,365,016
District of Columbia, Series A, 5.000%, 06/01/24	5,000,000	5,999,000
District of Columbia, Series A, 5.000%, 06/01/30	5,010,000	5,939,004
Total District of Columbia		18,303,020
Florida—4.5%
Florida State Board of Education, Series D, 5.000%, 06/01/24	6,565,000	7,481,540
Florida’s Turnpike Enterprise, Department of Transportation, Series C, 5.000%, 07/01/28	7,075,000	8,532,308
Orange County Health Facilities Authority, Series A, 5.000%, 10/01/31	4,170,000	4,700,049
State of Florida, Capital Outlay, Series B, 5.000%, 06/01/27	9,145,000	10,765,220
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B, 5.000%, 07/01/26	5,780,000	6,577,062
Tampa Bay Water, 5.500%, 10/01/22 (National Insured)[5]	4,775,000	5,699,965
Total Florida		43,756,144
Georgia—4.0%
Atlanta Water & Wastewater Revenue, 5.000%, 11/01/25	5,100,000	6,134,076

4

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Georgia—4.0% (continued)
Georgia State University & College Improvements, Series A, 5.000%, 07/01/24	$5,000,000	$5,856,400
Georgia State University & College Improvements, Series A, 5.000%, 07/01/27	5,450,000	6,344,726
Georgia State University & College Improvements, Series A—Tranche 2, 5.000%, 02/01/26	5,435,000	6,553,306
State of Georgia, Series C, 5.000%, 09/01/23	5,000,000	5,891,100
State of Georgia, Series F, 5.000%, 01/01/26	7,005,000	8,581,335
Total Georgia		39,360,943
Idaho—0.7%
Idaho Housing & Finance Association, 5.000%, 07/15/23	5,770,000	6,723,319
Illinois—4.5%
Chicago O’Hare International Airport, Series B, 5.000%, 01/01/28	10,570,000	12,161,631
Illinois State Finance Authority Revenue, Clean Water Initiative Revenue, 5.000%, 07/01/27	11,000,000	12,957,340
Illinois State Finance Authority Revenue, University of Chicago, Series A, 5.000%, 10/01/23	5,000,000	5,852,150
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/22	3,590,000	4,169,390
Illinois State Toll Highway Authority, Series A, 5.000%, 12/01/31	8,060,000	9,210,807
Total Illinois		44,351,318
Indiana—0.6%
Indiana Finance Authority, Indiana University Health Revenue, Series A, 5.000%, 12/01/23	5,115,000	5,993,604
Iowa—0.5%
State of Iowa, Series A, 5.000%, 06/01/25	4,000,000	4,802,120
Kentucky—0.6%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A, 5.000%, 10/01/29	5,000,000	5,665,850
Maryland—2.5%
Maryland State, General Obligation, University and College Improvements, Series B, 5.000%, 08/01/23	10,000,000	11,711,100
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/23	5,475,000	6,462,033
University System of Maryland, University & College Improvements, Series A, 5.000%, 04/01/24	5,075,000	6,070,766
Total Maryland		24,243,899
Massachusetts—6.8%
Commonwealth of Massachusetts, Public Improvements, Series B, 5.000%, 08/01/22	5,000,000	5,606,450
Commonwealth of Massachusetts, Series A, 5.000%, 07/01/25	7,700,000	9,335,634
Commonwealth of Massachusetts, Series B, 5.000%, 07/01/23	5,000,000	5,917,400
The Massachusetts Clean Water Trust, 5.000%, 08/01/25	4,940,000	5,367,359
Massachusetts School Building Authority, Series A, 5.000%, 08/15/25	5,035,000	5,840,801
Massachusetts State Department of Taxation and Finance, Series F, 5.000%, 11/01/24	10,000,000	11,643,100
Massachusetts State Development Finance Agency, Boston College, Series S, 5.000%, 07/01/23	5,700,000	6,738,483
Massachusetts Water Resources Authority, Series C, 5.000%, 08/01/24	10,000,000	11,396,200
Massachusetts Water Resources Authority, Series C, 5.000%, 08/01/26	4,025,000	4,898,103
Total Massachusetts		66,743,530
Michigan—4.0%
Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/29	10,000,000	11,284,600

5

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Michigan—4.0% (continued)
Michigan State Building Authority Revenue, Series I, 5.000%, 04/15/27	$5,700,000	$6,668,943
Michigan State, Environmental Program, Series A, 5.000%, 12/01/22	5,000,000	5,868,350
State of Michigan, 5.000%, 03/15/27	12,640,000	15,111,752
Total Michigan		38,933,645
Minnesota—2.4%
Minneapolis-St Paul Metropolitan Airports Commission, Series A, 5.000%, 01/01/25	5,000,000	5,987,150
Minnesota State General Obligation, Series D, 5.000%, 08/01/22	10,200,000	11,945,322
Minnesota State Public Facilities Authority, Series A, 5.000%, 03/01/22	5,085,000	5,887,057
Total Minnesota		23,819,529
Missouri—3.2%
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series A, 5.000%, 05/01/22	10,720,000	12,500,163
Missouri Highway & Transportation Commission, Fuel Sales Tax Revenue, Series B, 5.000%, 05/01/23	10,330,000	12,203,655
University of Missouri, Series A, 5.000%, 11/01/26	5,495,000	6,583,889
Total Missouri		31,287,707
New Jersey—2.9%
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation, 5.000%, 07/01/29	6,570,000	7,582,963
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,790,000	3,223,566
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/24	4,925,000	5,658,923
New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 01/01/33	10,000,000	11,412,500
Total New Jersey		27,877,952
New York—13.5%
Metropolitan Transportation Authority, Fuel Sales Tax Revenue, Series A, 5.000%, 11/15/24	5,000,000	6,011,000
Metropolitan Transportation Authority, Transit Revenue, Series F, 5.000%, 11/15/24	4,950,000	5,737,248
Metropolitan Transportation Authority, Transit Revenue, Series F, 5.000%, 11/15/28	5,000,000	5,865,600
New York City General Obligation, Series C, 5.000%, 08/01/24	5,000,000	5,949,350
New York City General Obligation, Series C, 5.000%, 08/01/26	5,500,000	6,636,905
New York City General Obligation, Series G, 5.000%, 08/01/23	5,000,000	5,883,300
New York City General Obligation, Series I, 5.000%, 08/01/24	11,485,000	13,209,817
New York City Transitional Finance Authority, Future Tax Secured Revenue, 5.000%, 11/01/22	4,070,000	4,516,845
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B, 5.000%, 02/01/24	5,015,000	5,670,561
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, 5.000%, 11/01/23	5,000,000	5,926,200
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C, 5.000%, 11/01/26	5,200,000	6,203,548
New York City Water & Sewer System Revenue, Series FF, 5.000%, 06/15/25	7,795,000	8,686,670
New York City Water & Sewer System Revenue, Series FF, 5.000%, 06/15/30	5,470,000	6,367,244
New York State Dormitory Authority, Series A, 5.000%, 12/15/25	8,645,000	10,074,537
New York State Dormitory Authority, Series A, 5.000%, 12/15/27	5,640,000	6,566,032
New York State Dormitory Authority, Series D, 5.000%, 02/15/27	11,145,000	13,105,509
New York State Dormitory Authority, Series E, 5.000%, 03/15/32	7,650,000	8,857,935

6

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York—13.5% (continued)
New York State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.000%, 03/15/24	$5,505,000	$6,543,298
Total New York		131,811,599
North Carolina—3.6%
The Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, 5.000%, 01/15/25	10,000,000	11,818,800
North Carolina Municipal Power Agency No. 1, Electric, Power and Light Revenue, Series A, 5.000%, 01/01/27	5,025,000	5,970,806
North Carolina State Limited Obligation, Series A, 5.000%, 06/01/26	8,945,000	11,028,112
North Carolina State Limited Obligation, Series C, 5.000%, 05/01/23	5,020,000	5,914,765
Total North Carolina		34,732,483
Ohio—4.5%
Ohio State General Obligation, Series A, 5.000%, 09/15/22	10,025,000	11,726,944
Ohio State General Obligation, Series A, 5.000%, 09/01/26	7,030,000	8,627,005
Ohio State General Obligation, University & College Improvements, Series C, 5.000%, 11/01/26	5,000,000	5,993,400
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.000%, 06/01/23	5,010,000	5,930,437
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series 2015A, 5.000%, 06/01/25	10,025,000	12,176,666
Total Ohio		44,454,452
Oklahoma—1.0%
Grand River Dam Authority, Series A, 5.000%, 06/01/28	7,820,000	9,339,504
Pennsylvania—0.8%
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue, 5.000%, 08/15/26	6,730,000	8,088,989
Tennessee—0.6%
State of Tennessee Fuel Sales Tax Revenue, Series B, 5.000%, 09/01/26	5,000,000	5,997,150
Texas—10.4%
Central Texas Turnpike System Transportation Commission, Series C, 5.000%, 08/15/31	11,175,000	12,407,156
City of Austin TX Water & Wastewater System Revenue, Series A, 5.000%, 11/15/22	7,790,000	9,100,979
City of San Antonio TX Electric & Gas Systems Revenue, 5.000%, 02/01/26	9,275,000	11,231,005
Humble Independent School District, Series B, 5.000%, 02/15/23	5,610,000	6,580,362
Metropolitan Transit Authority of Harris County, Series A, 5.000%, 11/01/24	5,000,000	5,956,150
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A, 5.000%, 01/01/25	6,370,000	7,437,803
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.250%, 09/01/27	10,265,000	11,828,873
North Texas Tollway Authority, Series A, 5.000%, 01/01/26	7,720,000	8,946,168
State of Texas, Transportation Commission Highway Improvements Revenue, 5.000%, 04/01/25	4,950,000	5,684,728
Texas Transportation Commission Fund, Series A, 5.000%, 04/01/27	12,550,000	14,367,616
The University of Texas System Financing Revenue, Series B, 5.000%, 08/15/22	6,865,000	8,020,997
Total Texas		101,561,837
Virginia—3.4%
Commonwealth of Virginia, Series B, 5.000%, 06/01/22	12,980,000	15,169,337
Virginia College Building Authority, Series B, 5.000%, 09/01/23	5,350,000	6,345,742
Virginia Public Building Authority, Series B, 5.000%, 08/01/25	9,750,000	11,840,302
Total Virginia		33,355,381

7

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Washington—7.9%
City of Seattle WA Municipal Light & Power Revenue, Series B, 5.000%, 02/01/23	$4,495,000	$4,960,907
County of King WA Sewer Revenue, Series B, 5.000%, 01/01/24	3,085,000	3,461,740
Energy Northwest Electric Revenue, Bonneville Power, 5.000%, 07/01/25	10,050,000	12,125,928
State of Washington School Improvements, Series C, 5.000%, 02/01/28	5,940,000	7,077,866
State of Washington, Series R-2015C, 5.000%, 07/01/28	10,000,000	11,756,500
State of Washington, Water Utility Improvements Revenue, Series C, 5.000%, 08/01/25	11,925,000	13,866,271
University of Washington, University & College Improvements Revenue, Series A, 5.000%, 12/01/32	5,760,000	6,777,389
University of Washington, University & College Improvements Revenue, Series C, 5.000%, 07/01/27	7,270,000	8,468,169
Washington Health Care Facilities Authority Multicare Health System, Series B, 5.000%, 08/15/23	3,940,000	4,609,288
Washington Health Care Facilities Authority Providence Health & Services, Series A, 5.000%, 10/01/26	3,425,000	3,867,236
Total Washington		76,971,294
Wisconsin—2.0%
Wisconsin State Revenue, Department of Transportation, Series 1, 5.000%, 07/01/25	3,025,000	3,537,284
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/22	5,000,000	5,818,100
Wisconsin State Revenue, Department of Transportation, Series A, 5.000%, 07/01/24	5,000,000	5,961,500
Wisconsin State, Series 2, 5.000%, 05/01/24	3,570,000	4,136,380
Total Wisconsin		19,453,264
Total Municipal Bonds (cost $964,797,248)		956,170,966

	Shares
Short-Term Investments—0.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[7] (cost $8,528,540)	8,528,540	8,528,540
Total Investments—98.8% (cost $973,325,788)		964,699,506
Other Assets, less Liabilities—1.2%		11,532,785
Net Assets—100.0%		$976,232,291

8

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited) March 31, 2017

	Principal Amount	Value
Municipal Bonds—98.6%
California—7.1%
California Health Facilities Financing Authority, El Camino Hospital, 5.000%, 02/01/47	$3,565,000	$3,918,898
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/42	2,500,000	2,726,750
California Municipal Finance Authority, Community Medical Centers, Series A, 5.000%, 02/01/47	4,000,000	4,345,760
M-S-R Energy Authority, Natural Gas Revenue, Series C, 6.500%, 11/01/39	3,635,000	4,984,094
Total California		15,975,502
Colorado—1.7%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	2,815,000	3,752,761
Florida—11.5%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, 5.000%, 12/01/44	6,520,000	7,062,203
County of Miami-Dade FL Aviation Revenue, 5.000%, 10/01/41	3,105,000	3,491,635
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	4,430,000	4,829,719
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/39	6,005,000	6,298,945
Orange County Health Facilities Authority, Orlando Health Inc., Series A, 5.000%, 10/01/39	4,010,000	4,380,324
Total Florida		26,062,826
Illinois—12.5%
Chicago O’Hare International Airport, Refunding General Senior Lien, Series B, 5.000%, 01/01/41	2,000,000	2,211,400
Chicago O’Hare International Airport, Senior Lien, Series D, 5.250%, 01/01/42	2,500,000	2,858,275
Illinois State General Obligation, 5.000%, 02/01/39	3,930,000	3,919,389
Illinois State General Obligation, 5.500%, 07/01/38	3,245,000	3,330,765
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 A, 5.000%, 06/15/42	4,990,000	5,021,387
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series B, 5.000%, 06/15/52	5,580,000	5,592,220
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	4,650,000	5,312,114
Total Illinois		28,245,550
Kentucky—3.4%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., 5.000%, 10/01/33	7,000,000	7,728,490
Louisiana—1.9%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, 5.000%, 05/15/47	3,935,000	4,210,765
Massachusetts—4.6%
Massachusetts Development Finance Agency, UMass Boston Student Housing, 5.000%, 10/01/41	2,250,000	2,398,747
Massachusetts Development Finance Agency, UMass Boston Student Housing, 5.000%, 10/01/48	5,000,000	5,302,350
Massachusetts Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,535,000	2,686,923
Total Massachusetts		10,388,020
Michigan—2.6%
Michigan Finance Authority, Henry Ford Health System, 5.000%, 11/15/41	5,500,000	5,935,050
Nebraska—2.3%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,000,000	5,278,000
New Jersey—11.6%
New Jersey Economic Development Authority, School Facilities Construction, 5.000%, 03/01/25	4,355,000	4,549,277

9

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey—11.6% (continued)
New Jersey Economic Development Authority, Series XX, 5.000%, 06/15/22	$5,425,000	$5,744,695
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,075,000	1,113,678
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/29	1,125,000	1,160,708
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	4,450,000	4,616,920
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligation, 5.000%, 07/01/43	5,605,000	6,115,503
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, 5.000%, 06/15/27	1,900,000	2,037,313
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, 5.000%, 06/15/28	850,000	906,720
Total New Jersey		26,244,814
New York—9.4%
Brooklyn Arena Local Development Corp., Barclays Center Project, Series A, 5.000%, 07/15/42	7,000,000	7,632,520
New York State Dormitory Authority, The New School Project, Series A, 5.000%, 07/01/46	3,000,000	3,318,900
New York Transportation Development Corp., Laguardia Airport Terminal B, 5.000%, 07/01/46	8,000,000	8,498,000
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,580,000	1,775,809
Total New York		21,225,229
Rhode Island—2.5%
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/35	2,000,000	2,125,040
Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/40	3,250,000	3,418,642
Total Rhode Island		5,543,682
Texas—16.3%
Central Texas Regional Mobility Authority, 5.000%, 01/01/40	4,600,000	5,031,986
Central Texas Regional Mobility Authority, 5.000%, 01/01/46	3,700,000	4,041,695
Central Texas Turnpike System, Series C, 5.000%, 08/15/42	8,915,000	9,673,399
Grand Parkway Transportation Corp., 1st Tier Toll Revenue, Series A, 5.500%, 04/01/53	3,925,000	4,226,008
New Hope Cultural Education Facilities Corp., College Station Project, Series A, 5.000%, 07/01/47	4,650,000	4,883,383
Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien Series 2008 D, 6.250%, 12/15/26	2,495,000	2,953,307
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport, 5.000%, 12/31/40	2,400,000	2,568,072
Texas Private Activity Bond Surface Transportation Corp., Senior Lien-Blueridge Transport, 5.000%, 12/31/45	3,250,000	3,465,280
Total Texas		36,843,130
Utah—2.7%
Salt Lake City Corp., Airport Revenue, Series A, 5.000%, 07/01/47	5,375,000	5,980,279
Virginia—3.7%
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution Revenue, 5.000%, 07/01/46	4,755,000	5,234,732
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	3,010,000	3,160,530
Total Virginia		8,395,262
West Virginia—2.5%
West Virginia Hospital Finance Authority, West Virginia United Health Systems Obligation Group, Series A, 5.500%, 06/01/44	5,000,000	5,593,250

10

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Wisconsin—2.3%
Wisconsin Health & Educational Facilities Authority, ProHealth Care Obligation Group, 5.000%, 08/15/39	$4,635,000	$5,076,252
Total Municipal Bonds (cost $223,356,685)		222,478,862

	Shares
Short-Term Investments—0.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[7] (cost $706,217)	706,217	706,217
Total Investments—98.9% (cost $224,062,902)		223,185,079
Other Assets, less Liabilities—1.1%		2,573,284
Net Assets—100.0%		$225,758,363

11

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—94.5%
Consumer Discretionary—13.0%
CalAtlantic Group, Inc.[1]	146,133	$5,472,681
Five Below, Inc.*,1	134,911	5,842,995
Grand Canyon Education, Inc.*	175,461	12,564,762
Helen of Troy, Ltd.*	38,308	3,608,614
Hibbett Sports, Inc.*,1	98,306	2,900,027
Lithia Motors, Inc., Class A	89,795	7,690,942
Monro Muffler Brake, Inc.	45,290	2,359,609
Oxford Industries, Inc.	65,739	3,764,215
Texas Roadhouse, Inc.	186,915	8,323,325
Tupperware Brands Corp.	67,854	4,255,803
Wolverine World Wide, Inc.	161,235	4,026,038
Total Consumer Discretionary		60,809,011
Consumer Staples—1.0%
Amplify Snack Brands, Inc.*,1	183,444	1,540,930
WD-40 Co.[1]	27,862	3,035,565
Total Consumer Staples		4,576,495
Energy—3.0%
Dril-Quip, Inc.*,1	53,540	2,920,607
Forum Energy Technologies, Inc.*,1	187,825	3,887,977
Matador Resources Co.*,1	317,200	7,546,188
Total Energy		14,354,772
Financials—17.5%
Ameris Bancorp	136,192	6,278,451
AMERISAFE, Inc.	90,521	5,874,813
Cathay General Bancorp	204,189	7,693,842
Cohen & Steers, Inc.	127,756	5,106,407
Glacier Bancorp, Inc.	111,992	3,799,889
IBERIABANK Corp.	64,554	5,106,221
MarketAxess Holdings, Inc.	67,719	12,696,635
PRA Group, Inc.*,1	71,859	2,382,126
ProAssurance Corp.	98,920	5,959,930
Stifel Financial Corp.*	124,811	6,264,264
Texas Capital Bancshares, Inc.*	98,662	8,233,344
United Bankshares, Inc.[1]	146,799	6,202,258
Webster Financial Corp.	130,317	6,521,063
Total Financials		82,119,243
Health Care—14.7%
Cantel Medical Corp.	73,031	5,849,783

	Shares	Value
Catalent, Inc.*	183,164	$5,187,204
Cotiviti Holdings, Inc.*,1	161,722	6,732,487
Diplomat Pharmacy, Inc.*,1	142,314	2,269,908
Globus Medical, Inc., Class A*	247,491	7,330,683
ICU Medical, Inc.*	65,848	10,054,990
Impax Laboratories, Inc.*	125,682	1,589,877
INC Research Holdings, Inc., Class A*	144,580	6,628,993
Medidata Solutions, Inc.*	106,677	6,154,196
West Pharmaceutical Services, Inc.	130,694	10,665,937
Wright Medical Group N.V.*,1	204,791	6,373,096
Total Health Care		68,837,154
Industrials—14.6%
Alamo Group, Inc.	43,590	3,321,122
CEB, Inc.	58,250	4,578,450
Healthcare Services Group, Inc.	154,663	6,664,429
Heartland Express, Inc.[1]	270,356	5,420,638
HEICO Corp.	78,205	6,819,476
HEICO Corp., Class A	58,740	4,405,500
Mobile Mini, Inc.	110,091	3,357,776
Primoris Services Corp.	207,592	4,820,286
RBC Bearings, Inc.*	57,272	5,560,538
Ritchie Bros. Auctioneers, Inc.	201,404	6,626,192
The Toro Co.	102,878	6,425,760
Universal Forest Products, Inc.	69,086	6,807,734
US Ecology, Inc.	74,812	3,504,942
Total Industrials		68,312,843
Information Technology—17.0%
Blackbaud, Inc.	87,513	6,709,622
Callidus Software, Inc.*	199,766	4,265,004
Cognex Corp.	113,617	9,538,147
EPAM Systems, Inc.*	91,607	6,918,161
ExlService Holdings, Inc.*	83,745	3,966,163
HubSpot, Inc.*,1	109,774	6,646,816
LogMeln, Inc.	113,333	11,049,968
MACOM Technology Solutions Holdings, Inc.*	118,797	5,737,895
Power Integrations, Inc.	85,850	5,644,638
Proofpoint, Inc.*,1	44,286	3,293,107
Rogers Corp.*	30,318	2,603,407
Silicon Laboratories, Inc.*	66,474	4,889,163

12

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—17.0% (continued)
Tyler Technologies, Inc.*	53,593	$8,283,334
Total Information Technology		79,545,425
Materials—4.3%
Balchem Corp.	65,114	5,366,696
Compass Minerals International, Inc.[1]	54,050	3,667,292
Flotek Industries, Inc.*	209,937	2,685,094
KapStone Paper and Packaging Corp.	170,583	3,940,467
Silgan Holdings, Inc.	73,276	4,349,663
Total Materials		20,009,212
Real Estate—6.7%
American Campus Communities, Inc., REIT	106,472	5,067,002
Education Realty Trust, Inc., REIT[1]	151,576	6,191,880
National Health Investors, Inc., REIT	73,005	5,302,353
Pebblebrook Hotel Trust, REIT[1]	116,138	3,392,391
STAG Industrial, Inc., REIT	222,121	5,557,467
Sun Communities, Inc., REIT	73,552	5,908,432
Total Real Estate		31,419,525
Utilities—2.7%
IDACORP, Inc.	67,722	5,618,217
NorthWestern Corp.	123,974	7,277,274
Total Utilities		12,895,491
Total Common Stocks (cost $346,272,220)		442,879,171
	Principal Amount
Short-Term Investments—10.7%
Repurchase Agreements—7.2%[6]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $8,013,631 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $8,173,354)	$8,013,090	8,013,090

	Principal Amount	Value
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $8,013,638 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $8,173,352)	$8,013,090	$8,013,090
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $1,686,377 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $1,719,964)	1,686,239	1,686,239
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $8,013,631 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 -02/20/67, totaling $8,173,352)	8,013,090	8,013,090
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $8,013,701 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.875%, 01/15/19 - 02/15/46, totaling $8,173,371)	8,013,100	8,013,100
Total Repurchase Agreements		33,738,609

	Shares
Other Investment Companies—3.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[7]	16,256,355	16,256,355
Total Short-Term Investments (cost $49,994,964)		49,994,964
Total Investments—105.2% (cost $396,267,184)		492,874,135
Other Assets, less Liabilities—(5.2)%		(24,408,581)
Net Assets—100.0%		$468,465,554

13

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—96.5%
Consumer Discretionary—11.6%
BJ’s Restaurants, Inc.*	975	$39,390
Burlington Stores, Inc.*	870	84,642
CalAtlantic Group, Inc.[1]	970	36,327
Cavco Industries, Inc.*	455	52,962
Dorman Products, Inc.*	1,046	85,908
Five Below, Inc.*,1	1,490	64,532
Horizon Global Corp.*	1,893	26,275
Lithia Motors, Inc., Class A1	560	47,964
The Michaels Cos., Inc.*	2,200	49,258
Polaris Industries, Inc.[1]	570	47,766
Tupperware Brands Corp.	570	35,750
Urban Outfitters, Inc.*	1,025	24,354
Total Consumer Discretionary		595,128
Consumer Staples—2.8%
PriceSmart, Inc.	755	69,611
TreeHouse Foods, Inc.*,1	885	74,924
Total Consumer Staples		144,535
Energy—2.8%
Callon Petroleum Co.*	4,450	58,562
Dril-Quip, Inc.*,1	455	24,820
QEP Resources, Inc.*	2,350	29,868
Superior Energy Services, Inc.*	2,025	28,876
Total Energy		142,126
Financials—16.8%
Artisan Partners Asset Management, Inc., Class A	975	26,910
BankUnited, Inc.	1,525	56,898
First Republic Bank/CA	1,100	103,191
Glacier Bancorp, Inc.	920	31,216
Greenhill & Co., Inc.	930	27,249
IBERIABANK Corp.	755	59,720
James River Group Holdings, Ltd.	1,225	52,504
MarketAxess Holdings, Inc.	775	145,305
ProAssurance Corp.	1,375	82,844
Signature Bank*	310	46,001
SVB Financial Group*	580	107,932
Texas Capital Bancshares, Inc.*	710	59,250

	Shares	Value
Webster Financial Corp.	1,200	$60,048
Total Financials		859,068
Health Care—12.9%
Acadia Healthcare Co., Inc.*,1	950	41,420
Align Technology, Inc.*	665	76,282
Alkermes PLC*	1,025	59,962
Catalent, Inc.*	1,965	55,649
Hologic, Inc.*	1,300	55,315
ICU Medical, Inc.*	410	62,607
IDEXX Laboratories, Inc.*	425	65,709
Premier, Inc., Class A*	1,175	37,400
STERIS PLC	975	67,724
VWR Corp.*	1,750	49,350
West Pharmaceutical Services, Inc.	1,060	86,507
Total Health Care		657,925
Industrials—16.0%
CEB, Inc.	505	39,693
Exponent, Inc.	1,195	71,162
Graco, Inc.	465	43,775
Heartland Express, Inc.	2,025	40,601
Lincoln Electric Holdings, Inc.	710	61,671
The Middleby Corp.*	750	102,338
Nordson Corp.	550	67,562
RBC Bearings, Inc.*	750	72,818
Ritchie Bros. Auctioneers, Inc.	2,030	66,787
The Toro Co.	1,375	85,882
Wabtec Corp.[1]	1,000	78,000
WageWorks, Inc.*	1,255	90,736
Total Industrials		821,025
Information Technology—17.8%
ANSYS, Inc.*	515	55,038
Blackbaud, Inc.	915	70,153
Booz Allen Hamilton Holding Corp.	2,125	75,204
Cognex Corp.	1,129	94,780
CoStar Group, Inc.*	340	70,455
Gartner, Inc.*	860	92,871
Microchip Technology, Inc.	915	67,509
Power Integrations, Inc.	925	60,819

14

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—17.8% (continued)
SS&C Technologies Holdings, Inc.	1,650	$58,410
Tyler Technologies, Inc.*	585	90,418
The Ultimate Software Group, Inc.*,1	315	61,491
VeriFone Systems, Inc.*,1	1,200	22,476
Zebra Technologies Corp., Class A*	1,010	92,162
Total Information Technology		911,786
Materials—6.0%
AptarGroup, Inc.	475	36,570
Compass Minerals International, Inc.[1]	580	39,353
Eagle Materials, Inc.	550	53,427
Quaker Chemical Corp.	385	50,689
RPM International, Inc.	2,300	126,569
Total Materials		306,608
Real Estate—7.5%
American Campus Communities, Inc., REIT	2,250	107,078
Easterly Government Properties, Inc., REIT	2,885	57,094
Mid-America Apartment Communities, Inc., REIT	760	77,322
Physicians Realty Trust, REIT	3,800	75,506
Sun Communities, Inc., REIT	820	65,871
Total Real Estate		382,871
Utilities—2.3%
OGE Energy Corp.	1,625	56,842
Portland General Electric Co.	1,400	62,188
Total Utilities		119,030
Total Common Stocks (cost $4,831,892)		4,940,102

	Principal Amount	Value
Short-Term Investments—10.2%
Repurchase Agreements—5.9%[6]
Citigroup Global Markets, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $302,339 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 04/01/17 - 06/01/52, totaling $308,365)	$302,319	$302,319

	Shares
Other Investment Companies—4.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[7]	217,443	217,443
Total Short-Term Investments (cost $519,762)		519,762
Total Investments—106.7% (cost $5,351,654)		5,459,864
Other Assets, less Liabilities—(6.7)%		(341,986)
Net Assets—100.0%		$5,117,878

15

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation based on federal income tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG GW&K Enhanced Core Bond Fund	$84,394,078	$530,088	$(942,695)	$(412,607)
AMG GW&K Municipal Bond Fund	973,325,795	6,064,294	(14,690,583)	(8,626,289)
AMG GW&K Municipal Enhanced Yield Fund	224,224,990	3,435,924	(4,475,835)	(1,039,911)
AMG GW&K Small Cap Core Fund	396,359,773	115,505,880	(18,991,518)	96,514,362
AMG GW&K Small/Mid Cap Fund	5,408,884	130,754	(79,774)	50,980

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of March 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$3,074,715	3.8%
AMG GW&K Small Cap Core Fund	33,132,017	7.1%
AMG GW&K Small/Mid Cap Fund	295,348	5.8%

[2]	Variable Rate Security. The rate listed is as of March 31, 2017, and is periodically reset subject to terms and conditions set forth in the debenture.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Floating Rate Security: The rate listed is as of March 31, 2017. Date in parentheses represents the security’s next coupon rate reset.
[5]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG GW&K Enhanced Core Bond Fund	$807,911	1.0%
AMG GW&K Municipal Bond Fund	5,699,965	0.6%

[6]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[7]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

16

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

17

Notes to Schedules of Portfolio Investments (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Enhanced Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$40,315,724	—	$40,315,724
Municipal Bonds††	—	5,403,503	—	5,403,503
U.S. Government and Agency Obligations†	—	33,848,228	—	33,848,228
Short-Term Investments
Repurchase Agreements	—	3,177,362	—	3,177,362
Other Investment Companies	$1,236,654	—	—	1,236,654

Total Investments in Securities	$1,236,654	$82,744,817	—	$83,981,471

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$956,170,966	—	$956,170,966
Short-Term Investments	$8,528,540	—	—	8,528,540

Total Investments in Securities	$8,528,540	$956,170,966	—	$964,699,506

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$222,478,862	—	$222,478,862
Short-Term Investments	$706,217	—	—	706,217

Total Investments in Securities	$706,217	$222,478,862	—	$223,185,079

18

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small Cap Core Fund
Investments in Securities
Common Stocks†††	$442,879,171	—	—	$442,879,171
Short-Term Investments
Repurchase Agreements	—	$33,738,609	—	33,738,609
Other Investment Companies	16,256,355	—	—	16,256,355

Total Investments in Securities	$459,135,526	$33,738,609	—	$492,874,135

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Small/Mid Cap Fund
Investments in Securities
Common Stocks†††	$4,940,102	—	—	$4,940,102
Short-Term Investments
Repurchase Agreements	—	$302,319	—	302,319
Other Investment Companies	217,443	—	—	217,443

Total Investments in Securities	$5,157,545	$302,319	—	$5,459,864

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Fund’s Schedule of Portfolio Investments.
††	All municipal bonds held in the Funds are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Fund’s Schedule of Portfolio Investments.
†††	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of March 31, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

COPS:	Certificates of Participation
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Notes
REIT:	Real Estate Investment Trust
National Insured:	National Public Finance Guarantee Corp.

19

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—98.5%
Consumer Discretionary—21.2%
AutoZone, Inc.*	1,895	$1,370,180
Carnival Corp.	25,203	1,484,709
Darden Restaurants, Inc.	20,313	1,699,589
Dick’s Sporting Goods, Inc.	30,327	1,475,712
Discovery Communications, Inc., Class A*,1	46,692	1,358,270
Dollar General Corp.	19,272	1,343,837
Foot Locker, Inc.	18,237	1,364,310
The Home Depot, Inc.	10,058	1,476,816
The Interpublic Group of Cos., Inc.	58,857	1,446,116
O’Reilly Automotive, Inc.*	5,391	1,454,707
Ross Stores, Inc.	21,813	1,436,822
Scripps Networks Interactive, Inc., Class A	18,160	1,423,199
Total Consumer Discretionary		17,334,267
Consumer Staples—3.3%
CVS Health Corp.	16,032	1,258,512
The Kroger Co.	49,317	1,454,358
Total Consumer Staples		2,712,870
Financials—6.7%
American Express Co.	18,392	1,454,991
The Charles Schwab Corp.	33,134	1,352,199
Prudential Financial, Inc.	12,434	1,326,459
T. Rowe Price Group, Inc.	20,465	1,394,690
Total Financials		5,528,339
Health Care—18.5%
Aetna, Inc.	10,568	1,347,948
Amgen, Inc.	7,995	1,311,740
Anthem, Inc.	8,749	1,446,910
Biogen, Inc.*	4,928	1,347,414
Cardinal Health, Inc.	18,290	1,491,549
Celgene Corp.*	11,215	1,395,482
Cigna Corp.	9,352	1,369,974
Express Scripts Holding Co.*	19,858	1,308,841
Gilead Sciences, Inc.	18,735	1,272,481

	Shares	Value
Hologic, Inc.*	33,901	$1,442,488
McKesson Corp.	9,775	1,449,242
Total Health Care		15,184,069
Industrials—15.7%
Alaska Air Group, Inc.	14,583	1,344,844
The Boeing Co.	7,941	1,404,445
Cummins, Inc.	9,693	1,465,582
Illinois Tool Works, Inc.	10,463	1,386,034
Masco Corp.	42,577	1,447,192
Rockwell Automation, Inc.	10,055	1,565,664
Southwest Airlines Co.	26,674	1,433,994
Stanley Black & Decker, Inc.	10,106	1,342,784
United Parcel Service, Inc., Class B	13,434	1,441,468
Total Industrials		12,832,007
Information Technology—31.3%
Alphabet, Inc., Class A*	1,635	1,386,153
Apple, Inc.	12,451	1,788,711
Applied Materials, Inc.	41,667	1,620,846
Citrix Systems, Inc.*	17,932	1,495,349
Electronic Arts, Inc.*	15,459	1,383,890
F5 Networks, Inc.*	10,920	1,556,864
Facebook, Inc., Class A*	10,778	1,531,015
Juniper Networks, Inc.	51,914	1,444,767
Lam Research Corp.	11,997	1,539,935
Microsoft Corp.	22,519	1,483,101
NetApp, Inc.	34,603	1,448,136
Oracle Corp.	31,675	1,413,022
Skyworks Solutions, Inc.	14,967	1,466,467
Synopsys, Inc.*	19,747	1,424,351
Texas Instruments, Inc.	20,539	1,654,622
Total System Services, Inc.	27,112	1,449,408
Western Digital Corp.	18,200	1,502,046
Total Information Technology		25,588,683
Materials—1.8%
The Dow Chemical Co.	22,669	1,440,388
Total Common Stocks (cost $68,962,713)		80,620,623

1

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited) (continued)

	Principal Amount	Value
Short-Term Investments—2.3%
Repurchase Agreements—1.3%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $33,654 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $34,325)	33,652	33,652
Total Repurchase Agreements		1,033,652

	Shares	Value
Other Investment Companies—1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%, 0.00%[3] (cost $817,526)	817,526	$817,526
Total Short-Term Investments (cost $1,851,178)		1,851,178
Total Investments—100.8% (cost $70,813,891)		$82,471,801
Other Assets, less Liabilities—(0.8)%		(646,982)
Net Assets—100.0%		$81,824,819

2

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—97.7%
Consumer Discretionary—14.0%
Bridgestone Corp., ADR (Japan)	2,019	$40,935
Carnival PLC, ADR (United States)	740	42,839
China Lodging Group, Ltd., Sponsored ADR (China)*	706	43,807
Magna International, Inc. (Canada)	960	41,434
Pandora A/S, Sponsored ADR (Denmark)	1,386	38,420
Persimmon PLC, ADR (United Kingdom)	794	42,062
Renault, S.A., ADR (France)[1]	2,300	40,020
Valeo, S.A., Sponsored ADR (France)	1,319	43,978
Total Consumer Discretionary		333,495
Consumer Staples—5.3%
Koninklijke Ahold Delhaize NV, Sponsored ADR (Netherlands)	1,902	40,786
Unilever PLC, Sponsored ADR (United Kingdom)	846	41,742
WH Group, Ltd., Sponsored ADR (Hong Kong)*	2,625	44,730
Total Consumer Staples		127,258
Energy—1.8%
LUKOIL PJSC, Sponsored ADR (Russia)	811	43,032
Financials—17.9%
Allianz SE, Sponsored ADR (Germany)	2,312	42,841
DBS Group Holdings, Ltd., Sponsored ADR (Singapore)	775	43,144
Grupo Financiero Banorte SAB de CV, Sponsored ADR (Mexico)	1,597	45,922
Grupo Financiero Santander Mexico SAB de CV, ADR, Series B shares (Mexico)	5,101	46,062
Kasikornbank PCL, ADR (Thailand)	1,913	42,756
KB Financial Group, Inc., ADR (South Korea)*	968	42,563
Manulife Financial Corp. (Canada)	2,313	41,033
ORIX Corp., Sponsored ADR (Japan)	540	40,138
SCOR SE, Sponsored ADR (France)[1]	10,847	41,490
Validus Holdings, Ltd. (Bermuda)	725	40,883
Total Financials		426,832
Health Care—3.6%
ICON PLC (Ireland)*	512	40,817
Jazz Pharmaceuticals PLC (Ireland)*	309	44,845
Total Health Care		85,662
Industrials—16.1%
AerCap Holdings N.V. (Ireland)*	909	41,787
Canadian National Railway Co. (Canada)	568	41,992
China Eastern Airlines Corp., Ltd., ADR (China)[1]	1,557	44,530
Controladora Vuela Cia de Aviacion SAB de CV, ADR (Mexico)*	3,290	45,863

	Shares	Value
Deutsche Post AG, Sponsored ADR (Germany)	1,246	$42,675
Mitsubishi Electric Corp., ADR (Japan)	1,396	40,212
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	498	41,324
SMC Corp., Sponsored ADR (Japan)	2,827	42,009
Vestas Wind Systems A/S, ADR (Denmark)	1,638	44,554
Total Industrials		384,946
Information Technology—16.1%
Advanced Semiconductor Engineering, Inc., ADR (Taiwan)	6,735	43,643
Capgemini, S.A., ADR (France)	2,361	43,560
Check Point Software Technologies, Ltd. (Israel)*	411	42,193
Infineon Technologies AG, ADR (Germany)	2,292	46,929
Murata Manufacturing Co., Ltd., ADR (Japan)[1]	1,135	40,451
NetEase, Inc., ADR (China)	142	40,328
NXP Semiconductors N.V. (Netherlands)*	394	40,779
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	1,344	44,137
Wipro, Ltd., ADR (India)[1]	4,216	43,130
Total Information Technology		385,150
Materials—10.5%
Akzo Nobel NV, Sponsored ADR (Netherlands)	1,535	42,305
Arkema, S.A., Sponsored ADR (France)	430	42,484
CRH PLC, Sponsored ADR (Ireland)	1,166	41,008
Linde AG, Sponsored ADR (Germany)	2,532	42,132
Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR (China)[1]	733	40,872
Toray Industries, Inc., ADR (Japan)	2,399	42,582
Total Materials		251,383
Real Estate—1.7%
Colliers International Group, Inc. (Canada)	844	39,837
Telecommunication Services—8.7%
Bezeq The Israeli Telecommunication Corp., Ltd., ADR (Iceland)	4,618	40,638
China Mobile, Ltd., Sponsored ADR (Hong Kong)	750	41,422
KDDI Corp., ADR (Japan)	3,165	41,651
Nippon Telegraph & Telephone Corp., ADR (Japan)	964	41,298
SK Telecom Co., Ltd., Sponsored ADR (South Korea)	1,713	43,133
Total Telecommunication Services		208,142
Utilities—2.0%
Korea Electric Power Corp., Sponsored ADR (South Korea)*	2,324	48,177
Total Common Stocks (cost $2,128,140)		2,333,914

3

AMG Renaissance International Equity Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—5.2%
Repurchase Agreements—4.0%[2]
Citigroup Global Markets, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $97,370 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 04/01/17 - 06/01/52, totaling $99,310)	$97,363	$97,363

	Shares
Other Investment Companies—1.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	28,499	28,499
Total Short-Term Investments (cost $125,862)		125,862

Value
Total Investments—102.9% (cost $2,254,002)	$2,459,776
Other Assets, less Liabilities—(2.9)%	(70,366)
Net Assets—100.0%	$2,389,410

4

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Renaissance Large Cap Growth Fund	$70,844,064	$13,102,700	$(1,474,963)	$11,627,737
AMG Renaissance International Equity Fund	2,431,592	62,376	(34,192)	28,184

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Renaissance Large Cap Growth Fund	$1,018,703	1.2%
AMG Renaissance International Equity Fund	94,700	4.0%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

5

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Australia	0.0%	5.3%
Austria	0.0%	0.1%
Belgium	0.0%	0.8%
Bermuda	1.8%	0.0%
Brazil	0.0%	1.8%
Canada	7.0%	6.9%
Chile	0.0%	0.3%
China	7.3%	6.3%
Colombia	0.0%	0.1%
Denmark	3.6%	1.1%
Finland	0.0%	0.7%
France	9.1%	7.1%
Germany	7.5%	6.6%
Greece	0.0%	0.1%
Hong Kong	3.7%	2.4%
Hungary	0.0%	0.1%
Iceland	1.7%	0.0%
India	1.8%	2.1%
Indonesia	0.0%	0.6%
Ireland	9.0%	0.3%
Israel	1.8%	0.5%
Italy	0.0%	1.5%
Japan	14.1%	16.3%
Malaysia	0.0%	0.6%

Country	AMG Renaissance International Equity Fund†	MSCI ACWI ex USA
Mexico	5.9%	0.9%
Netherlands	5.3%	2.4%
New Zealand	0.0%	0.1%
Norway	0.0%	0.4%
Peru	0.0%	0.1%
Philippines	0.0%	0.3%
Poland	0.0%	0.3%
Portugal	0.0%	0.1%
Qatar	0.0%	0.2%
Russia	1.8%	0.9%
Singapore	1.8%	0.9%
South Africa	0.0%	1.6%
South Korea	5.7%	3.5%
Spain	0.0%	2.4%
Sweden	0.0%	2.0%
Switzerland	0.0%	6.1%
Taiwan	3.8%	2.9%
Thailand	1.8%	0.5%
Turkey	0.0%	0.2%
United Arab Emirates	0.0%	0.2%
United Kingdom	3.6%	12.4%
United States	1.9%	0.0%

	100.0%	100.0%

†	As a percentage of total long-term investments on March 31, 2017.

6

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

7

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance Large Cap Growth Fund
Investments in Securities
Common Stocks†	$80,620,623	—	—	$80,620,623
Short-Term Investments
Repurchase Agreements	—	$1,033,652	—	1,033,652
Other Investment Companies	817,526	—	—	817,526

Total Investments in Securities	$81,438,149	$1,033,652	—	$82,471,801

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Renaissance International Equity Fund
Investments in Securities
Common Stocks†	$2,333,914	—	—	$2,333,914
Short-Term Investments
Repurchase Agreements	—	$97,363	—	97,363
Other Investment Companies	28,499	—	—	28,499

Total Investments in Securities	$2,362,413	$97,363	—	$2,459,776

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of March 31, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of an ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

8

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—85.7%
Consumer Discretionary—20.1%
Cashbuild, Ltd. (South Africa)	2,300	$64,171
China Maple Leaf Educational Systems, Ltd. (China)	78,000	58,847
CJ E&M Corp. (South Korea)	1,450	110,200
Eclat Textile Co., Ltd. (Taiwan)	6,400	64,150
Forus, S.A. (Chile)	7,000	27,952
IMAX China Holding, Inc. (Hong Kong)*, (a)	21,500	110,713
Innocean Worldwide, Inc. (South Korea)	1,000	55,105
JUMBO, S.A. (Greece)	1,600	25,228
Loen Entertainment, Inc. (South Korea)	1,650	132,791
Mando Corp. (South Korea)	200	46,430
Media Nusantara Citra Tbk PT (Indonesia)	800,000	111,019
Mr Price Group, Ltd. (South Africa)	6,300	74,990
Plan B Media PCL (Thailand)	260,000	45,379
Ser Educacional, S.A. (Brazil)(a)	10,000	65,674
Tung Thih Electronic Co., Ltd. (Taiwan)	8,300	71,534
Total Consumer Discretionary		1,064,183
Consumer Staples—9.2%
Adecoagro, S.A. (Argentina)*	5,500	63,030
Alicorp SAA (Peru)	20,000	47,406
Cia Cervecerias Unidas, S.A. (Chile)	5,400	68,073
Grupo Lala SAB de CV (Mexico)	33,000	59,893
Juhayna Food Industries (Egypt)*	130,000	58,842
Lenta, Ltd., GDR (Russia)*	10,000	68,000
Masan Group Corp. (Vietnam)	23,000	47,557
Puregold Price Club, Inc. (Philippines)	86,000	74,902
Total Consumer Staples		487,703
Energy—0.9%
Motor Oil Hellas Corinth Refineries, S.A. (Greece)	2,700	46,065
Financials—13.7%
Alior Bank, S.A. (Poland)*	2,000	36,036
AMMB Holdings Bhd (Malaysia)	40,000	42,037
Banca Transilvania, S.A. (Romania)	90,000	56,052
Banco ABC Brasil, S.A. (Brazil)	485	2,838
Bank Tabungan Negara Persero Tbk PT (Indonesia)	520,000	88,587
Banregio Grupo Financiero SAB de CV (Mexico)	7,800	46,574
Intercorp Financial Services, Inc. (Peru)	2,200	72,600

	Shares	Value
Itau CorpBanca (Chile)	6,600,000	$59,661
KRUK, S.A. (Poland)	1,000	60,670
Security Bank Corp. (Philippines)	21,000	84,531
Srisawad Power 1979 PCL (Thailand)	61,000	76,781
TBC Bank Group PLC (Greece)*	2,400	45,014
Union National Bank PJSC (United Arab Emirates)	46,000	54,649
Total Financials		726,030
Health Care—8.3%
China Resources Phoenix Healthcare Holdings Co., Ltd. (China)*	45,000	55,329
Ginko International Co., Ltd. (Taiwan)	5,600	51,303
i-SENS, Inc. (South Korea)	3,000	79,010
Life Healthcare Group Holdings, Ltd. (South Africa)	26,000	56,045
Qualicorp, S.A. (Brazil)	17,500	111,017
Sihuan Pharmaceutical Holdings Group, Ltd. (China)	230,000	87,375
Total Health Care		440,079
Industrials—6.8%
AirAsia BHD (Malaysia)	75,000	53,209
AKR Corporindo Tbk PT (Indonesia)	125,000	58,608
AviChina Industry & Technology Co., Ltd. (China)	145,000	100,605
DMCI Holdings, Inc. (Philippines)	180,000	40,886
Hanwha Techwin Co., Ltd. (South Korea)*	2,600	109,476
Total Industrials		362,784
Information Technology—20.1%
Chicony Electronics Co., Ltd. (Taiwan)	25,000	63,763
Chroma ATE, Inc. (Taiwan)	35,000	106,014
Ennoconn Corp. (Taiwan)	8,000	104,555
Kingsoft Corp., Ltd. (China)	40,000	110,268
Koh Young Technology, Inc. (South Korea)	2,400	110,068
Linx, S.A. (Brazil)	10,400	55,146
PAX Global Technology, Ltd. (Hong Kong)	153,000	97,678
SINA Corporation (China)*	750	54,090
Sinbon Electronics Co., Ltd. (Taiwan)	39,000	95,769
Sunny Optical Technology Group Co., Ltd. (China)	8,400	61,474
Tongda Group Holdings, Ltd. (Hong Kong)	128,800	45,468
Viatron Technologies, Inc. (South Korea)	4,400	78,567

1

AMG TimesSquare Emerging Markets Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—20.1% (continued)
WONIK IPS Co., Ltd. (South Korea)*	3,800	$84,647
Total Information Technology		1,067,507
Materials—3.4%
Cemex Latam Holdings, S.A. (Colombia)*	10,500	38,713
Duratex, S.A. (Brazil)	26,000	76,573
Greatview Aseptic Packaging Co., Ltd. (China)	130,000	65,104
Total Materials		180,390
Real Estate—0.9%
Grivalia Properties REIC AE, REIT (Greece)	5,300	46,363
Telecommunication Services—1.0%
Thaicom PCL (Thailand)	90,000	51,853
Utilities—1.3%
China Water Affairs Group, Ltd. (Hong Kong)	108,000	71,160
Total Common Stocks (cost $4,110,728)		4,544,117
Preferred Stocks—2.8%
Financials—2.8%
Banco ABC Brasil, S.A. (Brazil), Preference	8,000	47,710
Banco Davivienda, S.A. (Columbia), Preference	9,700	100,948
Total Financials		148,658
Total Preferred Stocks (cost $127,810)		148,658
Exchange Traded Funds—7.7%
iShares India 50 ETF (United States)	2,700	87,291
iShares MSCI India ETF (United States)	3,000	94,455
iShares MSCI India Small-Cap ETF (United States)	1,700	71,366
VanEck Vectors India Small-Cap Index ETF (United States)	1,400	74,144

	Shares	Value
WisdomTree India Earnings Fund ETF (United States)[1]	3,300	$79,629
Total Exchange Traded Funds (cost $336,725)		406,885
Closed-End Fund—0.8%
Fondul Proprietatea SA/Fund, Closed-End Fund (Romania) (cost $36,958)	200,000	41,635
Rights—0.0%#
Health Care—0.0%#
Life Healthcare Group Holdings, Ltd. (South Africa)* (cost $0)	8,896	2,984

	Principal Amount
Short-Term Investments—4.7%
Repurchase Agreements—1.2%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $61,279 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $62,500)	$61,275	61,275

	Shares
Other Investment Companies—3.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	187,664	187,664
Total Short-Term Investments (cost $248,939)		248,939
Total Investments—101.7% (cost $4,861,160)		5,393,218
Other Assets, less Liabilities—(1.7)%		(91,863)
Net Assets—100.0%		$5,301,355

2

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $4,864,,973 for federal income tax purposes at March 31, 2017, the aggregate gross unrealized appreciation and depreciation were $612,724 and $84,479, respectively, resulting in net unrealized appreciation of investments of $528,245.

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2017, the value of these securities amounted to $176,387, or 3.3% of net assets.
[1]	Some or all of these securities, amounting to a market value of $59,722, or 1.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Country	AMG TimesSquare Emerging Markets Small Cap Fund†	MSCI Emerging Markets Small Cap Index
Argentina	1.2%	0.0%
Brazil	7.0%	4.5%
Chile	3.0%	1.1%
China	11.5%	22.3%
Colombia	2.7%	0.3%
Czech Republic	0.0%	0.1%
Egypt	1.1%	0.4%
Greece	3.2%	0.6%
Hong Kong	6.3%	0.0%
Hungary	0.0%	0.1%
India	0.0%	13.1%
Indonesia	5.0%	2.4%
Malaysia	1.9%	3.1%
Mexico	2.1%	2.9%

Country	AMG TimesSquare Emerging Markets Small Cap Fund†	MSCI Emerging Markets Small Cap Index
Peru	2.3%	0.0%
Philippines	3.9%	1.1%
Poland	1.9%	1.2%
Qatar	0.0%	0.6%
Romania	1.9%	0.0%
Russia	1.3%	0.8%
South Africa	3.9%	5.4%
South Korea	15.7%	16.6%
Taiwan	10.8%	18.1%
Thailand	3.4%	3.6%
Turkey	0.0%	1.1%
United Arab Emirates	1.1%	0.6%
United States††	7.9%	0.0%
Vietnam	0.9%	0.0%

	100.0%	100.0%

†	As a percentage of total long-term investments as of March 31, 2017.
††	Exchange Traded Fund’s that are traded in the United States are comprised of Indian securities.

3

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g.,debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

4

Notes to Schedules of Portfolio Investments (continued)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Emerging Markets Small Cap Fund
Investments in Securities
Common Stocks
Information Technology	$109,236	$958,271	—	$1,067,507
Consumer Discretionary	315,816	748,367	—	1,064,183
Financials	287,357	438,673	—	726,030
Consumer Staples	487,703	—	—	487,703
Health Care	111,017	329,062	—	440,079
Industrials	—	362,784	—	362,784
Materials	115,286	65,104	—	180,390
Utilities	—	71,160	—	71,160
Telecommunication Services	—	51,853	—	51,853
Real Estate	46,363	—	—	46,363
Energy	—	46,065	—	46,065
Preferred Stocks
Financials	148,658	—	—	148,658
Exchange Traded Funds	406,885	—	—	406,885
Closed-End Fund	—	41,635	—	41,635
Rights
Health Care	2,984	—	—	2,984
Short-Term Investments
Repurchase Agreements	—	61,275	—	61,275
Other Investment Companies	187,664	—	—	187,664

Total Investments in Securities	$2,218,969	$3,174,249	—	$5,393,218

As of March 31, 2017, AMG TimesSquare Emerging Markets Small Cap Fund has transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$128,940	$(96,234)	$96,234	$(128,940)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

5

Notes to Schedules of Portfolio Investments (continued)

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

GDR: GDR after the name of a holding stands for Global Depositary Receipt, representing ownership of foreign securities on deposit with a non-U.S. bank. The value of the GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored GDRs are initiated by the underlying foreign company.

ETF:	Exchange Traded Fund
REIT:	Real Estate Investment Trust

6

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—95.0%
Consumer Discretionary—14.9%
Bright Horizons Family Solutions, Inc.*	310,066	$22,476,684
Cable One, Inc.	28,500	17,797,395
Chegg, Inc.*,1	1,113,900	9,401,316
Core-Mark Holding Co., Inc.	225,000	7,017,750
Dave & Buster’s Entertainment, Inc.*	129,200	7,892,828
Five Below, Inc.*,1	178,000	7,709,180
Global Eagle Entertainment, Inc.*	479,300	1,528,967
Hibbett Sports, Inc.*,1	285,012	8,407,854
IMAX Corp.*	470,099	15,983,366
Lithia Motors, Inc., Class A1	101,000	8,650,650
Monro Muffler Brake, Inc.	364,545	18,992,794
Nord Anglia Education, Inc.*,1	397,202	10,065,099
Ollie’s Bargain Outlet Holdings, Inc.*,1	290,074	9,717,479
Papa John’s International, Inc.[1]	104,000	8,324,160
William Lyon Homes, Class A*	500,022	10,310,454
Total Consumer Discretionary		164,275,976
Consumer Staples—1.8%
Inter Parfums, Inc.	156,538	5,721,464
MGP Ingredients, Inc.[1]	250,000	13,557,500
Total Consumer Staples		19,278,964
Energy—3.4%
Gulfport Energy Corp.*	476,342	8,188,319
Keane Group, Inc.*,1	390,000	5,577,000
Matador Resources Co.*,1	393,524	9,361,936
PDC Energy, Inc.*	130,095	8,111,423
WildHorse Resource Development Corp.*	480,200	5,973,688
Total Energy		37,212,366
Financials—3.2%
AMERISAFE, Inc.	86,152	5,591,265
FCB Financial Holdings, Inc., Class A*	41,700	2,066,235
Hamilton Lane, Inc., Class A*	326,345	6,092,861
ProAssurance Corp.	200,000	12,050,000
WisdomTree Investments, Inc.[1]	1,095,200	9,944,416
Total Financials		35,744,777
Health Care—9.4%
Achaogen, Inc.*,1	130,000	3,279,900
Amedisys, Inc.*	160,020	8,175,422
American Renal Associates Holdings, Inc.*,1	295,004	4,979,667

	Shares	Value
Civitas Solutions, Inc.*	565,166	$10,370,796
DBV Technologies, S.A., Sponsored ADR*	160,028	5,636,186
Dermira, Inc.*	335,018	11,427,464
Endologix, Inc.*,1	946,810	6,854,904
Evolent Health, Inc., Class A*,1	315,412	7,033,688
Inogen, Inc.*	140,007	10,858,943
iRhythm Technologies, Inc.*,1	185,000	6,956,000
K2M Group Holdings, Inc.*	409,130	8,391,256
PRA Health Sciences, Inc.*	170,033	11,091,253
Repligen Corp.*	250,000	8,800,000
Total Health Care		103,855,479
Industrials—25.0%
The Advisory Board Co.*	230,500	10,787,400
Albany International Corp., Class A	400,017	18,420,783
Allegiant Travel Co.	79,064	12,670,006
AquaVenture Holdings, Ltd.*,1	300,000	5,121,000
Beacon Roofing Supply, Inc.*	292,000	14,354,720
Clean Harbors, Inc.*	274,400	15,262,128
EMCOR Group, Inc.	122,064	7,683,929
Exponent, Inc.	222,000	13,220,100
Healthcare Services Group, Inc.	250,073	10,775,646
Huron Consulting Group, Inc.*	190,776	8,031,670
ICF International, Inc.*	246,776	10,191,849
KBR, Inc.	630,085	9,470,177
Knight Transportation, Inc.	317,800	9,963,030
Milacron Holdings Corp.*	757,000	14,087,770
On Assignment, Inc.*	549,102	26,647,920
Orbital ATK, Inc.	162,018	15,877,764
Proto Labs, Inc.*	135,000	6,898,500
RBC Bearings, Inc.*	105,096	10,203,771
Rexnord Corp.*	450,030	10,386,692
TriNet Group, Inc.*	400,000	11,560,000
UniFirst Corp.	81,000	11,457,450
WageWorks, Inc.*	236,024	17,064,535
Watts Water Technologies, Inc., Class A	73,800	4,601,430
Total Industrials		274,738,270
Information Technology—28.4%
2U, Inc.*,1	380,000	15,070,800
Blackhawk Network Holdings, Inc.*	230,000	9,338,000
Blackline, Inc.*,1	250,000	7,440,000

1

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—28.4% (continued)
BroadSoft, Inc.*	225,134	$9,050,387
Carbonite, Inc.*	255,000	5,176,500
Cardtronics PLC., Class A*	173,004	8,087,937
Electronics For Imaging, Inc.*	272,400	13,301,292
Envestnet, Inc.*	552,532	17,846,784
ExlService Holdings, Inc.*	339,339	16,071,095
Fair Isaac Corp.	118,080	15,226,416
FARO Technologies, Inc.*	195,700	6,996,275
j2 Global, Inc.	253,057	21,234,013
Littelfuse, Inc.	52,005	8,316,120
MACOM Technology Solutions Holdings, Inc.*	255,000	12,316,500
MAXIMUS, Inc.	180,000	11,196,000
MKS Instruments, Inc.	350,000	24,062,500
NIC, Inc.	540,919	10,926,564
Paycom Software, Inc.*,1	280,000	16,102,800
Pegasystems, Inc.	240,000	10,524,000
Q2 Holdings, Inc.*	473,802	16,512,000
Science Applications International Corp.	130,033	9,674,455
Talend, S.A., ADR*,1	305,000	9,082,900
The Ultimate Software Group, Inc.*,1	103,805	20,263,774
WEX, Inc.*	185,445	19,193,557
Total Information Technology		313,010,669
Materials—2.8%
PolyOne Corp.	530,068	18,070,018
Summit Materials, Inc., Class A*	500,868	12,376,448
Total Materials		30,446,466
Real Estate—4.0%
HFF, Inc., Class A	457,053	12,646,656
Kennedy-Wilson Holdings, Inc.	880,158	19,539,508
National Storage Affiliates Trust—REIT	489,100	11,689,490
Total Real Estate		43,875,654
Telecommunication Services—2.1%
Cogent Communications Holdings, Inc.	245,082	10,550,780
Shenandoah Telecommunications Co.	445,000	12,482,250
Total Telecommunication Services		23,033,030
Total Common Stocks (cost $778,974,069)		1,045,471,651

	Principal Amount	Value
Short-Term Investments—13.2%
Repurchase Agreements—9.0%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $23,444,335 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $23,911,614)	$23,442,753	$23,442,753
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $23,444,355 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $23,911,608)	23,442,753	23,442,753
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $4,933,464 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $5,031,722)	4,933,061	4,933,061
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $23,444,335 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $23,911,608)	23,442,753	23,442,753
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $23,444,558 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $23,911,681)	23,442,800	23,442,800
Total Repurchase Agreements		98,704,120

	Shares
Other Investment Companies—4.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	46,710,295	46,710,295
Total Short-Term Investments (cost $145,414,415)		145,414,415
Total Investments—108.2% (cost $924,388,484)		1,190,886,066
Other Assets, less Liabilities—(8.2)%		(90,671,175)
Net Assets—100.0%		$1,100,214,891

2

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—93.4%
Consumer Discretionary—13.7%
Brunswick Corp.	290,600	$17,784,720
Dollar Tree, Inc.*	491,300	38,547,398
Domino’s Pizza, Inc.	112,100	20,660,030
Expedia, Inc.	163,200	20,590,944
Foot Locker, Inc.	120,900	9,044,529
Hanesbrands, Inc.[1]	871,500	18,092,340
O’Reilly Automotive, Inc.*	166,400	44,901,376
Pool Corp.	168,600	20,119,038
Ross Stores, Inc.	354,700	23,364,089
ServiceMaster Global Holdings, Inc.*	443,175	18,502,556
Tractor Supply Co.	275,000	18,966,750
Wyndham Worldwide Corp.	249,000	20,988,210
Total Consumer Discretionary		271,561,980
Consumer Staples—3.4%
Church & Dwight Co., Inc.	501,100	24,989,857
McCormick & Co., Inc., Non-Voting Shares	204,300	19,929,465
Sprouts Farmers Market, Inc.*,1	992,475	22,946,022
Total Consumer Staples		67,865,344
Energy—0.8%
Range Resources Corp.	513,200	14,934,120
Financials—10.0%
Apollo Global Management LLC, Class A	1,011,600	24,602,112
Assured Guaranty, Ltd.	698,200	25,910,202
Nasdaq, Inc.	273,900	19,022,355
The Progressive Corp.	1,069,500	41,903,010
RenaissanceRe Holdings, Ltd.	146,800	21,234,620
S&P Global, Inc.	243,875	31,884,218
Signature Bank*	116,000	17,213,240
SVB Financial Group*	96,300	17,920,467
Total Financials		199,690,224
Health Care—10.4%
Bio-Rad Laboratories, Inc., Class A*	102,375	20,407,432
Boston Scientific Corp.*	771,600	19,189,692
Centene Corp.*	282,300	20,116,698
DaVita, Inc.*	685,550	46,596,833
Henry Schein, Inc.*	112,100	19,053,637
Patheon NV*	537,500	14,157,750
Premier, Inc., Class A*	731,100	23,270,913

	Shares	Value
Universal Health Services, Inc., Class B	205,750	$25,605,588
Vertex Pharmaceuticals, Inc.*	161,000	17,605,350
Total Health Care		206,003,893
Industrials—22.7%
Acuity Brands, Inc.[1]	84,975	17,334,900
AerCap Holdings N.V.*	566,500	26,042,005
AMETEK, Inc.	485,300	26,245,024
Avis Budget Group, Inc.*	543,600	16,079,688
BWX Technologies, Inc.	357,600	17,021,760
Copart, Inc.*	272,400	16,869,732
Equifax, Inc.	361,100	49,376,814
Genesee & Wyoming, Inc., Class A*	280,100	19,007,586
Hexcel Corp.	404,600	22,070,930
Hubbell, Inc.	171,200	20,552,560
JB Hunt Transport Services, Inc.	205,100	18,815,874
L3 Technologies, Inc.	179,200	29,619,968
Lincoln Electric Holdings, Inc.	165,050	14,336,243
Nielsen Holdings PLC	747,000	30,858,570
Ryanair Holdings PLC, Sponsored ADR*	310,000	25,723,800
TransDigm Group, Inc.[1]	157,900	34,763,264
Verisk Analytics, Inc.*	240,700	19,530,398
WABCO Holdings, Inc.*	207,800	24,399,876
Waste Connections, Inc.	255,500	22,540,210
Total Industrials		451,189,202
Information Technology—21.4%
Alliance Data Systems Corp.	154,300	38,420,700
Amdocs, Ltd.	566,500	34,550,835
Amphenol Corp., Class A	333,100	23,706,727
Booz Allen Hamilton Holding Corp.	765,700	27,098,123
CoStar Group, Inc.*	83,200	17,240,704
Dolby Laboratories, Inc., Class A	466,900	24,470,229
Electronic Arts, Inc.*	213,300	19,094,616
Fidelity National Information Services, Inc.	301,950	24,041,259
FleetCor Technologies, Inc.*	132,600	20,079,618
Gartner, Inc.*	376,700	40,679,833
Global Payments, Inc.	571,125	46,078,365
Marvell Technology Group, Ltd.	769,600	11,744,096
NXP Semiconductors N.V.*	57,500	5,951,250
Open Text Corp.	442,000	15,032,420
Red Hat, Inc.*	187,000	16,175,500

3

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—21.4% (continued)
Tyler Technologies, Inc.*	123,900	$19,149,984
Vantiv, Inc., Class A*	386,000	24,750,320
Xilinx, Inc.	317,500	18,380,075
Total Information Technology		426,644,654
Materials—4.2%
Ecolab, Inc.	217,900	27,311,586
Martin Marietta Materials, Inc.	169,700	37,037,025
Sealed Air Corp.	451,300	19,667,654
Total Materials		84,016,265
Real Estate—5.8%
CBRE Group, Inc., Class A*	952,300	33,130,517
SBA Communications Corp., REIT*	679,900	81,839,563
Total Real Estate		114,970,080
Telecommunication Services—1.0%
Zayo Group Holdings, Inc.*	628,000	20,661,200
Total Common Stocks (cost $1,225,942,502)		1,857,536,962

	Principal Amount
Short-Term Investments—3.1%
Repurchase Agreements—0.8%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $3,871,064 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $3,948,220)	$3,870,803	3,870,803
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $3,871,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $3,948,219)	3,870,803	3,870,803

	Principal Amount	Value
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $814,571 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $830,794)	$814,504	$814,504
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $3,871,064 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $3,948,219)	3,870,803	3,870,803
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $3,871,090 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $3,948,220)	3,870,800	3,870,800
Total Repurchase Agreements		16,297,713

	Shares
Other Investment Companies—2.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	25,600,221	25,600,221
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.60%[3]	20,179,199	20,179,199
Total Other Investment Companies		45,779,420
Total Short-Term Investments (cost $62,077,133)		62,077,133
Total Investments—96.5% (cost $1,288,019,635)		1,919,614,095
Other Assets, less Liabilities—3.5%		70,433,104
Net Assets—100.0%		$1,990,047,199

4

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—94.7%
Consumer Discretionary—21.8%
ABC-Mart, Inc. (Japan)	42,300	$2,479,266
CIE Automotive, S.A. (Spain)	71,500	1,408,964
CTS Eventim AG & Co. KGaA (Germany)	38,012	1,470,448
Dalata Hotel Group PLC (Ireland)*,1	506,730	2,416,398
Dignity PLC (United Kingdom)	47,800	1,424,747
Don Quijote Holdings Co., Ltd. (Japan)	33,200	1,155,571
Greene King PLC (United Kingdom)	270,030	2,370,341
IDOM, Inc. (Japan)[1]	350,900	2,237,338
IMAX China Holding, Inc. (Hong Kong)*, (a),[1]	185,800	956,769
Izumi Co., Ltd. (Japan)	39,000	1,751,410
Modern Times Group MTG AB, B Shares
(Sweden)	59,200	1,979,442
Moncler S.P.A. (Italy)	70,000	1,533,446
Samsonite International, S.A. (United States)	1,032,850	3,762,568
Skylark Co., Ltd. (Japan)	99,400	1,457,282
Start Today Co., Ltd. (Japan)	99,500	2,211,263
Yoox Net-A-Porter Group S.P.A. (Italy)*,1	53,075	1,261,515
Total Consumer Discretionary		29,876,768
Consumer Staples—2.3%
Sugi Holdings Co., Ltd. (Japan)	68,830	3,162,991
Financials—23.3%
Avanza Bank Holding AB (Sweden)[1]	43,000	1,615,322
Bolsas y Mercados Espanoles SHMSF, S.A.
(Spain)	29,400	974,508
Challenger, Ltd. (Australia)	248,015	2,377,096
Credito Real S.A.B. de C.V. SOFOM ER (Mexico)	460,964	646,799
FinecoBank Banca Fineco S.P.A. (Italy)	596,800	4,058,523
GRENKE AG (Germany)[1]	2,875	507,405
The Hiroshima Bank, Ltd. (Japan)	361,600	1,537,966
Hoist Finance AB (Sweden)(a),[1]	182,800	1,601,424
Indiabulls Housing Finance, Ltd. (India)	202,250	3,107,513
Jupiter Fund Management PLC (United
Kingdom)	446,600	2,382,811
Nihon M&A Center, Inc. (Japan)	72,800	2,375,550
Qualitas Controladora SAB de CV (Mexico)	628,225	1,027,790
Shriram Transport Finance Co., Ltd. (India)	140,525	2,332,980
St. James’s Place PLC (United Kingdom)	88,967	1,184,232
Steadfast Group, Ltd. (Australia)	1,121,700	2,176,246
Tamburi Investment Partners S.P.A (Italy)	178,100	879,309
Topdanmark A/S (Denmark)*	35,250	893,898

	Shares	Value
Zenkoku Hosho Co., Ltd. (Japan)	64,400	$2,200,077
Total Financials		31,879,449
Health Care—7.3%
Amplifon S.P.A. (Italy)	337,100	4,059,475
DiaSorin S.P.A. (Italy)	9,225	622,952
Fisher & Paykel Healthcare Corp., Ltd. (New
Zealand)	121,100	822,926
Korian, S.A. (France)	64,200	1,941,954
Miraca Holdings, Inc. (Japan)	21,230	974,799
Orpea (France)	10,880	1,044,006
Recipharm AB, B Shares (Sweden)[1]	34,320	475,587
Total Health Care		9,941,699
Industrials—23.0%
AirAsia BHD (Malaysia)	2,310,400	1,639,119
Alimak Group AB (Sweden)(a),[1]	60,000	895,060
Alimak Group AB (Sweden)*	14,999	212,582
Bossard Holding AG (Switzerland)	2,935	525,086
Clarkson PLC (United Kingdom)	32,400	1,055,736
Daetwyler Holding AG (Switzerland)	10,884	1,679,231
Diploma PLC (United Kingdom)	101,825	1,351,033
Interpump Group S.P.A. (Italy)	126,750	2,945,287
IPH, Ltd. (Australia)	407,400	1,515,719
KION Group AG (Germany)	51,300	3,348,525
LISI (France)	28,190	1,019,481
Melrose Industries PLC (United Kingdom)	1,345,282	3,758,666
Nabtesco Corp. (Japan)	56,900	1,514,121
Norma Group SE (Germany)	8,165	385,611
Palfinger AG (Austria)	25,040	926,933
Polypipe Group PLC (United Kingdom)	391,700	1,866,571
Prosegur Cia de Seguridad, S.A. (Spain)[1]	219,310	1,317,901
Rotork PLC (United Kingdom)	219,700	669,690
Stabilus, S.A. (Luxembourg)	21,200	1,366,020
Teleperformance (France)	32,900	3,552,198
Total Industrials		31,544,570
Information Technology—12.5%
Altran Technologies SA (France)	256,250	4,308,832
Datalogic S.P.A (Italy)	30,400	781,203
Disco Corp. (Japan)	15,100	2,305,685
Halma PLC (United Kingdom)	77,100	989,359
Horiba, Ltd. (Japan)	71,395	3,839,360
Link Administration Holdings, Ltd. (Australia)	220,300	1,300,901

5

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—12.5% (continued)
RIB Software SE (Germany)[1]	82,500	$1,091,203
SimCorp A/S (Denmark)	33,100	1,993,518
Telit Communications PLC (United Kingdom)	116,225	510,755
Total Information Technology		17,120,816
Materials—2.7%
Frutarom Industries, Ltd. (Israel)	18,820	1,051,834
RPC Group PLC (United Kingdom)	187,350	1,833,407
W-Scope Corp. (Japan)[1]	57,800	853,214
Total Materials		3,738,455
Real Estate—1.8%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	202,300	2,393,941
Total Common Stocks (cost $113,112,729)		129,658,689
Exchange Traded Funds—1.2%
SPDR S&P International Small Cap, ETF (United States) (cost $1,695,720)	53,500	1,686,320
Rights—0.6%
Industrials—0.6%
Irish Continental Group PLC* (cost $825,274)	150,010	792,154
Warrants—0.0%#
Financials—0.0%#
Tamburi Investment Partners S.P.A., 06/30/20 (Italy)* (cost $10,817)	32,525	25,468

	Principal Amount
Short-Term Investments—8.6%
Repurchase Agreements—4.5%[2]
BNP Paribas S.A., dated 03/31/17, due 04/03/17, 0.810% total to be received $308,988 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 11/15/18 - 07/20/63, totaling $315,146)	$308,967	308,967

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $1,468,356 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $1,497,623)	$1,468,257	$1,468,257
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $1,468,357 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $1,497,622)	1,468,257	1,468,257
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $1,468,377 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $1,497,622)	1,468,257	1,468,257
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $1,468,356 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $1,497,622)	1,468,257	1,468,257
Total Repurchase Agreements		6,181,995

	Shares
Other Investment Companies—4.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	5,563,712	5,563,712
Total Short-Term Investments (cost $11,745,707)		11,745,707
Total Investments—105.1% (cost $127,390,247)		143,908,338
Other Assets, less Liabilities—(5.1)%		(6,941,908)
Net Assets—100.0%		$136,966,430

6

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG TimesSquare Small Cap Growth Fund	$932,040,894	$290,971,194	$(32,126,022)	$258,845,172
AMG TimesSquare Mid Cap Growth Fund	1,311,438,809	617,356,333	(9,181,047)	608,175,286
AMG TimesSquare International Small Cap Fund	128,145,851	17,154,576	(1,392,089)	15,762,487

*	Non-income producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare International Small Cap Fund	$3,453,253	2.5%

[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG TimesSquare Small Cap Growth Fund	$96,187,699	8.7%
AMG TimesSquare Mid Cap Growth Fund	15,891,325	0.8%
AMG TimesSquare International Small Cap Fund	5,837,839	4.3%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

7

Notes to Schedules of Portfolio Investments (continued)

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	5.6%	6.8%
Austria	0.7%	0.8%
Belgium	0.0%	2.0%
Denmark	2.2%	1.5%
Finland	0.0%	1.5%
France	9.0%	4.3%
Germany	5.2%	6.4%
Hong Kong	0.7%	2.3%
India	4.1%	0.0%
Ireland	2.4%	1.0%
Israel	0.8%	1.5%
Italy	12.2%	4.1%
Japan	22.8%	30.8%
Luxembourg	1.0%	0.0%

Country	AMG TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Malaysia	1.2%	0.0%
Mexico	1.3%	0.0%
Netherlands	0.0%	2.1%
New Zealand	0.6%	1.1%
Norway	0.0%	1.6%
Portugal	0.0%	0.4%
Singapore	0.0%	1.8%
Spain	2.8%	2.5%
Sweden	5.1%	5.1%
Switzerland	1.7%	4.8%
United Kingdom	16.5%	17.6%
United States	4.1%	0.0%

	100.0%	100.0%

†	As a percentage of total long-term investments as of March 31, 2017.

8

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g.,debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

9

Notes to Schedules of Portfolio Investments (continued)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks†	$1,045,471,651	—	—	$1,045,471,651
Short-Term Investments
Repurchase Agreements	—	$98,704,120	—	98,704,120
Other Investment Companies	46,710,295	—	—	46,710,295

Total Investments in Securities	$1,092,181,946	$98,704,120	—	$1,190,886,066

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$1,857,536,962	—	—	$1,857,536,962
Short-Term Investments
Repurchase Agreements	—	$16,297,713	—	16,297,713
Other Investment Companies	45,779,420	—	—	45,779,420

Total Investments in Securities	$1,903,316,382	$16,297,713	—	$1,919,614,095

10

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks
Financials	$4,155,322	$27,724,127	—	$31,879,449
Industrials	8,947,219	22,597,351	—	31,544,570
Consumer Discretionary	3,841,145	26,035,623	—	29,876,768
Information Technology	2,504,273	14,616,543	—	17,120,816
Health Care	622,952	9,318,747	—	9,941,699
Materials	—	3,738,455	—	3,738,455
Consumer Staples	—	3,162,991	—	3,162,991
Real Estate	2,393,941	—	—	2,393,941
Exchange Traded Funds	1,686,320	—	—	1,686,320
Rights
Industrials	792,154	—	—	792,154
Warrants
Financials	25,468	—	—	25,468
Short-Term Investments
Repurchase Agreements	—	6,181,995	—	6,181,995
Other Investment Companies	5,563,712	—	—	5,563,712

Total Investments in Securities	$30,532,506	$113,375,832	—	$143,908,338

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of March 31, 2017, AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

As of March 31, 2017, the AMG TimesSquare International Small Cap Fund had transfers between Level 1 and Level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$9,132,159	$(5,144,040)	$5,144,040	$(9,132,159)

[1]	An external pricing service is used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

REIT: Real Estate Investment Trust

S&P: Standard & Poor

SPDR: Standard & Poor’s Depositary Receipt.

11

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—62.2%
Consumer Discretionary—15.1%
Twenty-First Century Fox, Inc., Class A	8,200,000	$265,598,000
Twenty-First Century Fox, Inc., Class B	13,300,000	422,674,000
Total Consumer Discretionary		688,272,000
Consumer Staples—25.4%
Avon Products, Inc.*	5,400,000	23,760,000
The Coca-Cola Co.	4,800,000	203,712,000
Hengan International Group Co., Ltd.[1]	5,872,300	43,701,118
PepsiCo, Inc.	2,700,000	302,022,000
The Procter & Gamble Co.	4,800,000	431,280,000
Sysco Corp.	2,550,000	132,396,000
Unilever NV, ADR	400,000	19,872,000
Total Consumer Staples		1,156,743,118
Energy—1.9%
ConocoPhillips	900,000	44,883,000
Exxon Mobil Corp.	500,000	41,005,000
Total Energy		85,888,000
Financials—1.7%
The Bank of New York Mellon Corp.	700,000	33,061,000
US Bancorp	900,000	46,350,000
Total Financials		79,411,000
Health Care—4.6%
Johnson & Johnson	1,700,000	211,735,000
Industrials—0.7%
Aggreko PLC	2,800,000	30,966,544
Information Technology—12.8%
Cisco Systems, Inc.	6,500,000	219,700,000
Microsoft Corp.	2,250,000	148,185,000
Oracle Corp.	4,850,000	216,358,500
Total Information Technology		584,243,500
Total Common Stocks (cost $1,882,954,107)		2,837,259,162

	Shares	Value
Preferred Stocks—14.2%
Information Technology—14.2%
Samsung Electronics Co., Ltd., 1.800% (cost $404,718,240)	450,843	$645,783,108

	Principal Amount
Corporate Bonds and Notes—2.4%
Consumer Staples—1.6%
Avon Products, Inc., 7.000%, 03/15/23(a),[1]	$14,105,000	13,188,175
Avon Products, Inc., 8.950%, 03/15/43(a)	65,740,000	58,048,420
Total Consumer Staples		71,236,595
Industrials—0.8%
CONSOL Energy, Inc., 5.875%, 04/15/22	38,000,000	37,572,500
Total Corporate Bonds and Notes (cost $86,191,270)		108,809,095
Short-Term Investments—20.9%
Repurchase Agreements—0.0%#,2
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $661,472 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $674,656)	661,427	661,427
Total Repurchase Agreements		2,661,427

1

AMG Yacktman Focused Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies—20.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	321,626,128	$321,626,128
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.60%[3]	629,353,287	629,353,287
Total Other Investment Companies		950,979,415
Total Short-Term Investments (cost $953,640,842)		953,640,842

Value
Total Investments—99.7% (cost $3,327,504,459)	$4,545,492,207
Other Assets, less Liabilities—0.3%	12,204,660
Net Assets—100.0%	$4,557,696,867

2

AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—69.6%
Consumer Discretionary—12.2%
Comcast Corp., Class A	2,400,000	$90,216,000
Staples, Inc.	2,000,000	17,540,000
Twenty-First Century Fox, Inc., Class A	21,200,000	686,668,000
Twenty-First Century Fox, Inc., Class B	8,700,000	276,486,000
Total Consumer Discretionary		1,070,910,000
Consumer Staples—24.8%
Avon Products, Inc.*	10,100,000	44,440,000
The Coca-Cola Co.	8,850,000	375,594,000
Colgate-Palmolive Co.	1,200,000	87,828,000
Hengan International Group Co., Ltd.	6,935,400	51,612,610
PepsiCo, Inc.	3,800,000	425,068,000
The Procter & Gamble Co.	7,800,000	700,830,000
Qinqin Foodstuffs Group Cayman Co., Ltd.*	1,387,080	472,980
Sysco Corp.	6,400,000	332,288,000
Unilever NV, ADR	2,100,000	104,328,000
Wal-Mart Stores, Inc.	800,000	57,664,000
Total Consumer Staples		2,180,125,590
Energy—2.5%
ConocoPhillips	1,800,000	89,766,000
Exxon Mobil Corp.	1,600,000	131,216,000
Total Energy		220,982,000
Financials—5.6%
Bank of America Corp.	1,000,000	23,590,000
The Bank of New York Mellon Corp.	2,500,000	118,075,000
The Goldman Sachs Group, Inc.	130,000	29,863,600
State Street Corp.	900,000	71,649,000
US Bancorp	3,100,000	159,650,000
Wells Fargo & Co.	1,600,000	89,056,000
Total Financials		491,883,600
Health Care—8.0%
Anthem, Inc.	850,000	140,573,000
CR Bard, Inc.	350,000	86,989,000
Johnson & Johnson	3,200,000	398,560,000
Stryker Corp.	600,000	78,990,000
Total Health Care		705,112,000

	Shares	Value
Industrials—1.1%
Aggreko PLC	3,728,228	$41,232,263
C.H. Robinson Worldwide, Inc.	700,000	54,103,000
Total Industrials		95,335,263
Information Technology—15.4%
Cisco Systems, Inc.	12,400,000	419,120,000
Corning, Inc.	1,500,000	40,500,000
Hewlett Packard Enterprise Co.	1,800,000	42,660,000
HP, Inc.	1,800,000	32,184,000
Intel Corp.	950,000	34,266,500
Microsoft Corp.	5,600,000	368,816,000
Oracle Corp.	9,300,000	414,873,000
Total Information Technology		1,352,419,500
Total Common Stocks (cost $3,641,798,220)		6,116,767,953
Preferred Stocks—5.3%
Information Technology—5.3%
Samsung Electronics Co., Ltd., 1.800% (cost $307,441,330)	328,291	470,240,821

	Principal Amount
Corporate Bonds and Notes—2.0%
Consumer Staples—1.2%
Avon Products, Inc., 6.600%, 03/15/20(a)[1]	$10,000,000	10,010,000
Avon Products, Inc., 7.000%, 03/15/23(a)[1]	81,630,000	76,324,050
Avon Products, Inc., 8.950%, 03/15/43(a)	15,485,000	13,673,255
Total Consumer Staples		100,007,305
Industrials—0.8%
CONSOL Energy, Inc., 5.875%, 04/15/22	65,524,000	64,786,855
KEMET Corp., 10.500%, 05/01/18	8,775,000	8,814,487
Total Industrials		73,601,342
Total Corporate Bonds and Notes (cost $126,896,785)		173,608,647

3

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments—22.2%
Repurchase Agreements—0.1%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $2,399,489 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $2,447,314)	$2,399,327	$2,399,327
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $2,399,491 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $2,447,314)	2,399,327	2,399,327
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $504,964 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $515,021)	504,923	504,923
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $2,399,489 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $2,447,314)	2,399,327	2,399,327
State of Wisconsin Investment Board, dated 03/31/17, due 04/03/17, 0.900% total to be received $2,399,480 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $2,447,289)	2,399,300	2,399,300
Total Repurchase Agreements		10,102,204

	Shares	Value
Other Investment Companies—22.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	641,339,202	$641,339,202
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.60%[3]	1,298,217,588	1,298,217,588
Total Other Investment Companies		1,939,556,790
Total Short-Term Investments (cost $1,949,658,994)		1,949,658,994
Total Investments—99.1% (cost $6,025,795,329)		8,710,276,415
Other Assets, less Liabilities—0.9%		78,872,459
Net Assets—100.0%		$8,789,148,874

4

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation based for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Yacktman Focused Fund	$3,328,267,907	$1,317,256,388	$(100,032,088)	$1,217,224,300
AMG Yacktman Fund	6,027,606,529	2,869,837,475	(187,167,589)	2,682,669,886

*	Non-income producing security.
#	Less than 0.05%.
(a)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of this security was out on loan to various brokers as of March 31, 2017, amounting to:

Fund	Market Value	% of Net Assets
AMG Yacktman Focused Fund	$2,604,540	0.1%
AMG Yacktman Fund	9,849,760	0.1%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

5

Notes to Schedules of Portfolio Investments (continued)

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, option contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs).

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

6

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund
Investments in Securities
Common Stocks
Consumer Staples	$1,113,042,000	$43,701,118	—	$1,156,743,118
Consumer Discretionary	688,272,000	—	—	688,272,000
Information Technology	584,243,500	—	—	584,243,500
Health Care	211,735,000	—	—	211,735,000
Energy	85,888,000	—	—	85,888,000
Financials	79,411,000	—	—	79,411,000
Industrials	—	30,966,544	—	30,966,544
Preferred Stocks†	—	645,783,108	—	645,783,108
Corporate Bonds and Notes††	—	108,809,095	—	108,809,095
Short-Term Investments
Repurchase Agreements	—	2,661,427	—	2,661,427
Other Investment Companies	950,979,415	—	—	950,979,415

Total Investments in Securities	$3,713,570,915	$831,921,292	—	$4,545,492,207

7

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Fund
Investments in Securities
Common Stocks
Consumer Staples	$2,128,512,980	$51,612,610	—	$2,180,125,590
Information Technology	1,352,419,500	—	—	1,352,419,500
Consumer Discretionary	1,070,910,000	—	—	1,070,910,000
Health Care	705,112,000	—	—	705,112,000
Financials	491,883,600	—	—	491,883,600
Energy	220,982,000	—	—	220,982,000
Industrials	54,103,000	41,232,263	—	95,335,263
Preferred Stocks†	—	470,240,821	—	470,240,821
Corporate Bonds and Notes††	—	173,608,647	—	173,608,647
Short-Term Investments
Repurchase Agreements	—	10,102,204	—	10,102,204
Other Investment Companies	1,939,556,790	—	—	1,939,556,790

Total Investments in Securities	$7,963,479,870	$746,796,545	—	$8,710,276,415

†	All preferred stocks held in the Fund are level 2 securities. For a detailed breakout of the preferred stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.
††	All corporate bonds and notes held in the Fund are level 2 securities. For detailed breakout of the corporate bonds and notes by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of March 31, 2017, the AMG Yacktman Fund had transfers between levels 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$470,745	—	—	$(470,745)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

8

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—79.5%
Consumer Discretionary—22.6%
America’s Car-Mart, Inc. (United States)*	33,300	$1,213,785
Automodular Corp. (Canada)*	88,406	160,877
Cambria Automobiles PLC (United Kingdom)	385,000	347,303
HUB Co., Ltd. (Japan)	5,800	94,296
Marshall Motor Holdings PLC (United Kingdom)	150,000	319,489
Reading International, Inc., Class A (United States)*	24,000	372,960
Retail Holdings N.V. (Curacao)	58,867	1,206,774
Sotsu Co., Ltd. (Japan)	17,100	322,247
Texhong Textile Group, Ltd. (Hong Kong)	553,500	739,568
Twenty-First Century Fox, Inc., Class A (United States)	30,000	971,700
Vertu Motors PLC (United Kingdom)	260,000	159,619
Total Consumer Discretionary		5,908,618
Consumer Staples—2.4%
Amsterdam Commodities N.V. (Netherlands)	16,000	401,118
Sapporo Clinical Laboratory, Inc. (Japan)	9,000	100,566
Trilogy International, Ltd. (New Zealand)[1]	81,399	136,946
Total Consumer Staples		638,630
Energy—11.6%
Hargreaves Services PLC (United Kingdom)	278,682	1,170,559
Lamprell PLC (United Arab Emirates)*	680,000	952,077
Pardee Resources Co., Inc. (United States)	5,460	900,900
Total Energy		3,023,536
Financials—9.6%
Gruppo MutuiOnline S.P.A. (Italy)[1]	31,742	338,625
IMF Bentham, Ltd. (Australia)	1,025,000	1,421,243
Interactive Brokers Group, Inc., Class A (United States)	2,500	86,800
Spice Private Equity AG (Switzerland)*	23,500	667,400
Total Financials		2,514,068
Health Care—3.7%
Immunodiagnostic Systems Holdings PLC (United Kingdom)[1]	151,000	524,995
Stallergenes Greer PLC (United Kingdom)*,1	13,000	442,403
Total Health Care		967,398
Industrials—16.3%
Aggreko PLC (United Kingdom)	29,000	320,725
Catering International Services (France)	27,891	561,760

	Shares	Value
CMI, Ltd. (Australia)	450,000	$355,833
Emeco Holdings, Ltd. (Australia)*	5,341,108	342,771
Judges Scientific PLC (United Kingdom)	13,000	245,072
Maruzen Co., Ltd. (Japan)	11,000	121,100
Mitani Corp. (Japan)	15,000	490,827
Nam Lee Pressed Metal Industries, Ltd.
(Singapore)	390,000	103,480
Ocean Wilsons Holdings, Ltd. (Bermuda)	75,000	953,768
Oliver Corp. (Japan)	7,000	105,569
Raven Industries, Inc. (United States)	3,000	87,150
Rocky Mountain Dealerships, Inc. (Canada)	28,100	214,472
Sapec (Belgium)*	1,306	243,607
Utoc Corp. (Japan)	33,600	126,498
Total Industrials		4,272,632
Information Technology—7.8%
Computer Services, Inc. (United States)	27,940	1,221,257
MOCON, Inc. (United States)	23,400	508,950
Tessi, S.A. (France)	2,064	301,217
Total Information Technology		2,031,424
Materials—3.2%
Agro-Kanesho Co., Ltd. (Japan)[1]	10,800	137,722
Master Drilling Group, Ltd. (South Africa)*	380,000	501,332
SK Kaken Co., Ltd. (Japan)	2,000	195,814
Total Materials		834,868
Real Estate—1.7%
Lai Sun Development Co., Ltd. (Hong Kong)	17,500,000	450,618
Utilities—0.6%
Maxim Power Corp. (Canada)*	78,000	159,537
Total Common Stocks (cost $19,441,104)		20,801,329
Preferred Stocks—7.6%
Consumer Discretionary—0.7%
Daekyo Co., Ltd., 4.950% (South Korea)	22,000	98,954
Nexen Corp., 1.430% (South Korea)	19,000	91,746
Total Consumer Discretionary		190,700
Industrials—0.6%
Daelim Industrial Co., Ltd., 1.250% (South Korea)	2,600	66,012
Sebang Co., Ltd., 2.320% (South Korea)	13,300	92,409
Total Industrials		158,421

1

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—6.3%
Daeduck GDS Co., Ltd., 4.070% (South Korea)	10,705	$69,498
Samsung Electronics Co., Ltd., 1.770% (South Korea)	1,100	1,575,629
Total Information Technology		1,645,127
Total Preferred Stocks (cost $1,488,901)		1,994,248
	Principal Amount
Corporate Bonds and Notes—7.6%
Industrials—7.6%
Emeco Pty, Ltd., 9.250%, 03/31/22 (Australia)	$2,020,859	1,983,696
Total Corporate Bonds and Notes (cost $1,983,696)		1,983,696

	Principal Amount	Value
Short-Term Investments—8.9%
Repurchase Agreements—3.6%[2]
Citigroup Global Markets, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $930,314 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 04/01/17 - 06/01/52, totaling $948,856)	$930,251	$930,251

	Shares
Other Investment Companies—5.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	1,400,330	1,400,330
Total Short-Term Investments (cost $2,330,581)		2,330,581
Total Investments—103.6% (cost $25,244,282)		27,109,854
Other Assets, less Liabilities—(3.6)%		(944,349)
Net Assets—100.0%		$26,165,505

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $25,347,937 for federal income tax purposes at March 31, 2017, the aggregate gross unrealized appreciation and depreciation were $3,424,059 and $1,662,142, respectively, resulting in net unrealized depreciation of investments of $1,761,917.

*	Non-income producing security.

[1]	Some or all of these securities, amounting to a market value of $354,292, or 1.4% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

[3]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index
Australia	16.6%	2.5%
Austria	0.0%	0.1%
Belgium	1.0%	0.4%
Bermuda	3.9%	0.0%
Brazil	0.0%	0.8%
Canada	2.2%	3.3%
Chile	0.0%	0.1%
China	0.0%	2.8%
Curacao	4.9%	0.0%
Denmark	0.0%	0.5%
Finland	0.0%	0.3%
France	3.5%	3.1%
Germany	0.0%	3.0%
Hong Kong	4.8%	1.1%
India	0.0%	1.0%
Indonesia	0.0%	0.3%
Ireland	0.0%	0.2%
Israel	0.0%	0.3%
Italy	1.4%	0.8%
Japan	6.8%	8.2%
Malaysia	0.0%	0.3%
Mexico	0.0%	0.4%

Country	AMG Yacktman Special Opportunities Fund†	MSCI ACWI All Cap Index
Netherlands	1.6%	1.0%
New Zealand	0.6%	0.1%
Norway	0.0%	0.3%
Philippines	0.0%	0.1%
Poland	0.0%	0.1%
Portugal	0.0%	0.1%
Qatar	0.0%	0.1%
Russia	0.0%	0.4%
Singapore	0.4%	0.5%
South Africa	2.0%	0.7%
South Korea	8.0%	1.7%
Spain	0.0%	1.1%
Sweden	0.0%	1.1%
Switzerland	2.7%	2.7%
Taiwan	0.0%	1.4%
Thailand	0.0%	0.3%
Turkey	0.0%	0.1%
United Arab Emirates	3.8%	0.1%
United Kingdom	14.2%	5.9%
United States	21.6%	52.7%

	100.0%	100.0%

†	As a percentage of long-term investments as of March 31, 2017.

3

Notes to Schedule of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

4

Notes to Schedule of Portfolio Investments (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Special Opportunities Fund
Investments in Securities
Common Stocks
Consumer Discretionary	$5,169,050	$739,568	—	$5,908,618
Industrials	2,621,323	1,651,309	—	4,272,632
Energy	3,023,536	—	—	3,023,536
Financials	1,092,825	1,421,243	—	2,514,068
Information Technology	2,031,424	—	—	2,031,424
Health Care	967,398	—	—	967,398
Materials	697,146	137,722	—	834,868
Consumer Staples	638,630	—	—	638,630
Real Estate	—	450,618	—	450,618
Utilities	159,537	—	—	159,537
Preferred Stocks
Information Technology	69,498	1,575,629	—	1,645,127
Consumer Discretionary	190,700	—	—	190,700
Industrials	92,409	66,012	—	158,421
Corporate Bonds and Notes†	—	1,983,696	—	1,983,696
Short-Term Investments
Repurchase Agreements	—	930,251	—	930,251
Other Investment Companies	1,400,330	—	—	1,400,330

Total Investments in Securities	$18,153,806	$8,956,048	—	$27,109,854

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes by major industry, please refer to the Schedule of Portfolio Investments.

5

Notes to Schedule of Portfolio Investments (continued)

As of March 31, 2017, AMG Yacktman Special Opportunities Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]
Assets:
Common Stocks	$1,051,676	$(96,951)	$96,951	$(1,051,676)

1	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. (See Note 1(a) in the Notes to Financial Statements.)

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2017:

AMG Yacktman Special Opportunities Fund	Common Stock
Balance as of December 31, 2016	$376,702
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(376,702)
Balance as of March 31, 2017	—
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017	—

6

AMG Yacktman Focused Fund—Security Selection Only
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—75.4%
Consumer Discretionary—17.1%
America’s Car-Mart, Inc.*	750	$27,338
Twenty-First Century Fox, Inc., Class B	5,650	179,557
Total Consumer Discretionary		206,895
Consumer Staples—33.3%
The Coca-Cola Co.	1,375	58,355
Hengan International Group Co., Ltd.	2,000	14,884
PepsiCo, Inc.	1,100	123,046
The Procter & Gamble Co.	1,300	116,805
Sysco Corp.	810	42,055
Unilever NV, ADR	930	46,202
Total Consumer Staples		401,347
Energy—2.1%
ConocoPhillips	265	13,216
Exxon Mobil Corp.	145	11,891
Total Energy		25,107
Financials—2.1%
The Bank of New York Mellon Corp.	240	11,335
US Bancorp	280	14,420
Total Financials		25,755
Health Care—6.4%
Anthem, Inc.	115	19,019
Johnson & Johnson	465	57,916
Total Health Care		76,935
Industrials—0.9%
Aggreko PLC	1,000	11,059
Information Technology—13.5%
Cisco Systems, Inc.	1,700	57,460
Microsoft Corp.	715	47,090
Oracle Corp.	1,300	57,993
Total Information Technology		162,543
Total Common Stocks (cost $868,684)		909,641

	Shares	Value
Preferred Stocks—15.3%
Consumer Staples—1.1%
Amorepacific Corp., 0.840%	85	$12,693
Information Technology—14.2%
Samsung Electronics Co., Ltd., 1.800%	120	171,887
Total Preferred Stocks (cost $179,224)		184,580

	Principal Amount
Corporate Bonds and Notes—5.3%
Consumer Staples—4.3%
Avon Products, Inc., 8.950%, 03/15/43(a)	$58,000	51,214
Industrials—1.0%
CONSOL Energy, Inc., 5.875%, 04/15/22	12,000	11,865
Total Corporate Bonds and Notes (cost $65,192)		63,079
Total Investments—96.0% (cost $1,113,100)		1,157,300
Other Assets, less Liabilities—4.0%		48,817
Net Assets—100.0%		$1,206,117

1

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,113,100 for federal income tax purposes at March 31, 2017, the aggregate gross unrealized appreciation and depreciation were $50,047 and $5,847, respectively, resulting in net unrealized appreciation of investments of $44,200.

*	Non-income producing security.

(a)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own

2

Notes to Schedule of Portfolio Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Yacktman Focused Fund—Security Selection Only
Investments in Securities
Common Stocks
Consumer Staples	$386,463	$14,884	—	$401,347
Consumer Discretionary	206,895	—	—	206,895
Information Technology	162,543	—	—	162,543
Health Care	76,935	—	—	76,935
Financials	25,755	—	—	25,755
Energy	25,107	—	—	25,107
Industrials	—	11,059	—	11,059
Preferred Stocks
Information Technology	—	171,887	—	171,887
Consumer Staples	12,693	—	—	12,693
Corporate Bonds and Notes†	—	63,079	—	63,079

Total Investments in Securities	$896,391	$260,909	—	$1,157,300

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes by major industry, please refer to the Schedule of Portfolio Investments.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

3

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Shares	Value
Common Stocks—64.4%
Consumer Discretionary—10.6%
Amazon.com, Inc.*	2,530	$2,242,946
American Axle & Manufacturing Holdings, Inc.*	1,180	22,160
American Eagle Outfitters, Inc.[1]	1,805	25,324
Asbury Automotive Group, Inc.*	540	32,454
Beazer Homes USA, Inc.*	2,100	25,473
Big 5 Sporting Goods Corp.	1,570	23,707
Big Lots, Inc.[1]	2,380	115,858
Burlington Stores, Inc.*	7,770	755,943
Cable One, Inc.	160	99,915
CBS Corp., Class B	18,040	1,251,254
Charter Communications, Inc., Class A*	2,450	801,934
The Cheesecake Factory, Inc.	350	22,176
Chico’s FAS, Inc.	1,620	23,004
The Children’s Place, Inc.[1]	300	36,015
Choice Hotels International, Inc.	7,770	486,402
Comcast Corp., Class A	19,100	717,969
Cooper-Standard Holdings, Inc.*	280	31,060
Darden Restaurants, Inc.	680	56,896
Dave & Buster’s Entertainment, Inc.*	250	15,273
Domino’s Pizza, Inc.	3,610	665,323
Dunkin’ Brands Group, Inc.	3,890	212,705
Francesca’s Holdings Corp.*	720	11,052
Genuine Parts Co.	1,420	131,222
Group 1 Automotive, Inc.	180	13,334
Hasbro, Inc.	4,680	467,158
The Home Depot, Inc.	9,260	1,359,646
International Game Technology PLC	1,600	37,920
The Interpublic Group of Cos., Inc.	10,690	262,653
Intrawest Resorts Holdings, Inc.*	1,020	25,510
Johnson Outdoors, Inc., Class A	600	21,900
Kate Spade & Co.*	8,190	190,254
La-Z-Boy, Inc.	290	7,830
Liberty Media Corp-Liberty Formula One,
Class A*	840	27,468
Lowe’s Cos., Inc.	4,560	374,878
Lululemon Athletica, Inc.*,1	6,020	312,257
Malibu Boats, Inc., Class A*	1,830	41,084
Marriott Vacations Worldwide Corp.	260	25,982
MCBC Holdings, Inc.	1,780	28,783
McDonald’s Corp.	2,790	361,612
MSG Networks, Inc., Class A*	1,210	28,254
Murphy USA, Inc.*	1,930	141,701
NACCO Industries, Inc., Class A	280	19,544
Netflix, Inc.*	4,180	617,846

	Shares	Value
Omnicom Group, Inc.	2,300	$198,283
O’Reilly Automotive, Inc.*	1,120	302,221
Papa John’s International, Inc.[1]	240	19,210
Perry Ellis International, Inc.*	640	13,747
Pier 1 Imports, Inc.	2,060	14,750
Pinnacle Entertainment, Inc.*	1,100	21,472
Pool Corp.	7,570	903,328
The Priceline Group, Inc.*	200	355,994
Ralph Lauren Corp.	450	36,729
Regal Entertainment Group, Class A1	26,530	599,047
Ross Stores, Inc.	7,220	475,581
Scripps Networks Interactive, Inc., Class A	1,660	130,094
Service Corp. International	11,790	364,075
Sirius XM Holdings, Inc.[1]	60,500	311,575
Strayer Education, Inc.	130	10,464
Target Corp.	5,155	284,504
Tenneco, Inc.	1,030	64,293
Tribune Media Co., Class A	3,600	134,172
Tupperware Brands Corp.	16,970	1,064,358
Ulta Beauty, Inc.*	2,420	690,257
Vail Resorts, Inc.	1,710	328,149
VF Corp.	2,590	142,372
Visteon Corp.*	4,790	469,180
The Walt Disney Co.	1,075	121,894
Wolverine World Wide, Inc.	1,170	29,215
Total Consumer Discretionary		19,256,643
Consumer Staples—5.1%
Altria Group, Inc.	5,015	358,171
Archer-Daniels-Midland Co.	2,180	100,367
Avon Products, Inc.*	720	3,168
Blue Buffalo Pet Products, Inc.*,1	7,340	168,820
Brown-Forman Corp., Class B	3,100	143,158
Campbell Soup Co.	1,450	82,998
Central Garden and Pet Co., Class A*	590	20,485
The Coca-Cola Co.	2,050	87,002
Colgate-Palmolive Co.	1,220	89,292
ConAgra Brands, Inc.	5,140	207,348
Constellation Brands, Inc., Class A	4,400	713,108
CVS Health Corp.	4,470	350,895
Darling Ingredients, Inc.*	950	13,794
Dean Foods Co.	685	13,467
Energizer Holdings, Inc.	13,360	744,820
Fresh Del Monte Produce, Inc.	320	18,954
Hormel Foods Corp.	6,030	208,819
Ingredion, Inc.	4,530	545,548

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples—5.1% (continued)
The JM Smucker Co.	1,850	$242,498
Lamb Weston Holdings, Inc.	757	31,839
Lancaster Colony Corp.	215	27,701
Medifast, Inc.	400	17,748
National Beverage Corp.[1]	305	25,782
Nu Skin Enterprises, Inc., Class A1	1,010	56,095
PepsiCo, Inc.	14,170	1,585,056
Philip Morris International, Inc.	9,550	1,078,195
Post Holdings, Inc.*,1	1,200	105,024
The Procter & Gamble Co.	7,210	647,818
Reynolds American, Inc.	1,140	71,843
Sanderson Farms, Inc.[1]	50	5,192
SpartanNash Co.	865	30,266
Sysco Corp.	9,510	493,759
Tyson Foods, Inc., Class A	4,980	307,316
Universal Corp.	450	31,838
Walgreens Boots Alliance, Inc.	2,490	206,794
Wal-Mart Stores, Inc.	6,090	438,967
Total Consumer Staples		9,273,945
Energy—2.8%
Anadarko Petroleum Corp.	2,020	125,240
Apache Corp.	3,150	161,879
Baker Hughes, Inc.	2,810	168,094
Cabot Oil & Gas Corp.	4,870	116,442
Carrizo Oil & Gas, Inc.*	500	14,330
Chevron Corp.	7,145	767,159
Cimarex Energy Co.	1,560	186,404
ConocoPhillips	3,840	191,501
CONSOL Energy, Inc.*	25,770	432,421
Denbury Resources, Inc.*	810	2,090
Devon Energy Corp.	6,790	283,279
EOG Resources, Inc.	1,635	159,494
EQT Corp.	780	47,658
Evolution Petroleum Corp.	610	4,880
Exxon Mobil Corp.	11,095	909,901
Fairmount Santrol Holdings, Inc.*,1	3,270	23,969
Green Plains, Inc.	550	13,612
Jones Energy, Inc., Class A*	1,468	3,743
McDermott International, Inc.*	8,110	54,742
Nabors Industries, Ltd.	9,530	124,557
National Oilwell Varco, Inc.	3,300	132,297
Noble Corp. PLC	16,620	102,878
Noble Energy, Inc.	2,720	93,405
Oasis Petroleum, Inc.*	1,810	25,811
Occidental Petroleum Corp.	3,610	228,730

	Shares	Value
Oceaneering International, Inc.	3,610	$97,759
ONEOK, Inc.	1,330	73,735
Pacific Ethanol, Inc.*	1,690	11,576
Parsley Energy, Inc., Class A*	5,710	185,632
RPC, Inc.[1]	4,730	86,606
RSP Permian, Inc.*	530	21,958
Sanchez Energy Corp.*,1	2,200	20,988
Valero Energy Corp.	1,510	100,098
Total Energy		4,972,868
Financials—7.5%
Aflac, Inc.	1,350	97,767
AG Mortgage Investment Trust, Inc., REIT	1,880	33,934
The Allstate Corp.	5,160	420,488
Ambac Financial Group, Inc.*	440	8,298
American Financial Group, Inc.	1,680	160,306
American International Group, Inc.	1,520	94,894
Ameriprise Financial, Inc.	1,750	226,940
ARMOUR Residential REIT, Inc., REIT[1]	3,210	72,899
Arrow Financial Corp.	123	4,170
Aspen Insurance Holdings, Ltd.	3,540	184,257
Associated Banc-Corp.	7,100	173,240
Assurant, Inc.	2,230	213,344
Assured Guaranty, Ltd.	6,240	231,566
BancFirst Corp.	40	3,596
Bank of America Corp.	38,560	909,630
Berkshire Hathaway, Inc., Class B*	3,170	528,376
Capital Bank Financial Corp., Class A	139	6,033
The Charles Schwab Corp.	5,090	207,723
Charter Financial Corp./MD	540	10,622
Citizens Financial Group, Inc.	6,470	223,539
City Holding Co.	160	10,317
CME Group, Inc.	675	80,190
Comerica, Inc.	2,580	176,936
Commerce Bancshares, Inc.	3,851	216,272
Cullen/Frost Bankers, Inc.	800	71,176
Discover Financial Services	2,980	203,802
Eaton Vance Corp.	6,620	297,635
Enova International, Inc.*	2,225	33,041
Erie Indemnity Co., Class A1	3,750	460,125
Essent Group, Ltd.*	1,625	58,776
Evercore Partners, Inc., Class A	1,380	107,502
Everest Re Group, Ltd.	185	43,255
FB Financial Corp.*,1	330	11,669
Federal Agricultural Mortgage Corp., Class C	300	17,271
Fifth Third Bancorp	7,060	179,324
First Financial Bancorp	450	12,352

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—7.5% (continued)
First Interstate BancSystem, Inc., Class A	800	$31,720
First Republic Bank/CA	1,740	163,229
Franklin Resources, Inc.	4,030	169,824
Fulton Financial Corp.	1,140	20,349
The Goldman Sachs Group, Inc.	610	140,129
Greenhill & Co., Inc.	1,380	40,434
Hancock Holding Co.	2,425	110,459
Impac Mortgage Holdings, Inc.*	560	6,978
Independent Bank Corp./MI	700	14,490
Invesco, Ltd.	4,150	127,114
JPMorgan Chase & Co.	11,208	984,511
KeyCorp	8,303	147,627
Lazard, Ltd., Class A	2,940	135,211
Lincoln National Corp.	4,100	268,345
LPL Financial Holdings, Inc.	6,630	264,073
MarketAxess Holdings, Inc.	2,000	374,980
Meta Financial Group, Inc.	120	10,620
MFA Financial, Inc., REIT	11,270	91,062
MGIC Investment Corp.*	1,780	18,031
Morningstar, Inc.	950	74,670
MSCI, Inc.	1,140	110,797
Navient Corp.	4,600	67,896
Northern Trust Corp.	6,760	585,281
Old Second Bancorp, Inc.	370	4,162
Pacific Premier Bancorp, Inc.*	2,530	97,532
PennyMac Financial Services, Inc., Class A*	2,090	35,634
Preferred Bank	1,280	68,685
Primerica, Inc.	1,190	97,818
PrivateBancorp, Inc.	220	13,061
The Progressive Corp.	19,610	768,320
Prudential Financial, Inc.	1,770	188,824
QCR Holdings, Inc.	150	6,352
Radian Group, Inc.	1,570	28,197
Regions Financial Corp.	12,230	177,702
Reinsurance Group of America, Inc.	420	53,332
S&P Global, Inc.	3,020	394,835
Sandy Spring Bancorp, Inc.	1,670	68,453
Selective Insurance Group, Inc.	370	17,446
ServisFirst Bancshares, Inc.[1]	1,960	71,305
Southern National Bancorp of Virginia, Inc.	140	2,370
State Bank Financial Corp.	570	14,888
Stock Yards Bancorp, Inc.	160	6,504
SunTrust Banks, Inc.	5,715	316,040
T. Rowe Price Group, Inc.	950	64,742
TD Ameritrade Holding Corp.	3,270	127,072

	Shares	Value
Torchmark Corp.	1,480	$114,019
The Travelers Cos., Inc.	665	80,159
UMB Financial Corp.	1,230	92,631
Universal Insurance Holdings, Inc.[1]	3,445	84,402
US Bancorp	6,565	338,098
Valley National Bancorp	6,750	79,650
Walker & Dunlop, Inc.*	2,520	105,059
Wells Fargo & Co.	4,770	265,498
White Mountains Insurance Group, Ltd.	110	96,787
Wintrust Financial Corp.	440	30,413
Total Financials		13,659,085
Health Care—8.6%
AbbVie, Inc.	8,290	540,176
Aetna, Inc.	415	52,933
Agenus, Inc.*,1	1,550	5,844
Align Technology, Inc.*	2,290	262,686
Allergan PLC	1,520	363,158
AmerisourceBergen Corp.	6,760	598,260
Amgen, Inc.	6,450	1,058,251
Amphastar Pharmaceuticals, Inc.*,1	1,350	19,575
ANI Pharmaceuticals, Inc.*,1	510	25,250
Array BioPharma, Inc.*	5,715	51,092
Baxter International, Inc.	26,248	1,361,221
BioSpecifics Technologies Corp.*	520	28,496
Bruker Corp.	4,100	95,653
Cardinal Health, Inc.	750	61,163
Cardiovascular Systems, Inc.*	810	22,903
Catalent, Inc.*	1,095	31,010
Celgene Corp.*	8,780	1,092,495
Chemed Corp.	240	43,846
Clovis Oncology, Inc.*,1	400	25,468
Coherus Biosciences, Inc.*,1	1,060	22,419
Corcept Therapeutics, Inc.*,1	3,445	37,757
CR Bard, Inc.	3,210	797,813
Exelixis, Inc.*	1,210	26,221
Express Scripts Holding Co.*	8,020	528,598
Gilead Sciences, Inc.	840	57,053
Halozyme Therapeutics, Inc.*,1	6,145	79,639
Halyard Health, Inc.*	260	9,903
Humana, Inc.	1,190	245,307
ICU Medical, Inc.*	530	80,931
IDEXX Laboratories, Inc.*	4,390	678,738
Immunomedics, Inc.*	5,020	32,479
INC Research Holdings, Inc., Class A*	1,240	56,854
Innoviva, Inc.*,1	5,670	78,416
Intuitive Surgical, Inc.*	270	206,947

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—8.6% (continued)
Ironwood Pharmaceuticals, Inc.*,1	2,915	$49,730
Johnson & Johnson	6,875	856,281
Magellan Health, Inc.*	900	62,145
Masimo Corp.*	925	86,266
McKesson Corp.	230	34,100
Merck & Co., Inc.	11,805	750,090
Mylan N.V.*	3,720	145,043
NxStage Medical, Inc.*	990	26,562
OraSure Technologies, Inc.*	1,740	22,498
Pfizer, Inc.	3,367	115,185
PRA Health Sciences, Inc.*	330	21,526
Quest Diagnostics, Inc.	890	87,389
Quintiles IMS Holdings, Inc.*	7,850	632,160
ResMed, Inc.	9,970	717,541
United Therapeutics Corp.*	4,700	636,286
UnitedHealth Group, Inc.	6,680	1,095,587
Veeva Systems, Inc., Class A*	6,780	347,678
Vertex Pharmaceuticals, Inc.*	600	65,610
WellCare Health Plans, Inc.*	4,465	626,038
Zoetis, Inc.	9,210	491,538
Total Health Care		15,547,808
Industrials—7.9%
AAR Corp.	540	18,160
Acacia Research Corp.*	980	5,635
ACCO Brands Corp.*	2,370	31,166
Applied Industrial Technologies, Inc.	670	41,440
Argan, Inc.	390	25,799
Avis Budget Group, Inc.*	6,210	183,692
Blue Bird Corp.*,1	1,150	19,723
Brady Corp., Class A	745	28,794
The Brink’s Co.	540	28,863
Chart Industries, Inc.*	370	12,928
Chicago Bridge & Iron Co., N.V.	6,370	195,878
Cintas Corp.	6,060	766,832
Copa Holdings, S.A., Class A	950	106,638
Copart, Inc.*	3,680	227,902
Cummins, Inc.	1,530	231,336
Deere & Co.	2,220	241,669
Deluxe Corp.	275	19,847
DigitalGlobe, Inc.*	340	11,135
Ducommun, Inc.*	620	17,850
EMCOR Group, Inc.	310	19,515
Emerson Electric Co.	8,700	520,782
Energy Recovery, Inc.*,1	1,825	15,184
Equifax, Inc.	1,980	270,745

	Shares	Value
Esterline Technologies Corp.*	305	$26,245
GATX Corp.[1]	3,650	222,504
Generac Holdings, Inc.*	285	10,625
General Electric Co.	14,850	442,530
Gibraltar Industries, Inc.*	520	21,424
The Greenbrier Cos., Inc.[1]	475	20,472
Hawaiian Holdings, Inc.*	1,540	71,533
HEICO Corp.	4,990	435,128
Hillenbrand, Inc.	290	10,396
Hub Group, Inc., Class A*	790	36,656
Huntington Ingalls Industries, Inc.	2,690	538,646
Illinois Tool Works, Inc.	5,660	749,780
Insperity, Inc.	690	61,168
Kennametal, Inc.	3,190	125,144
Kforce, Inc.	420	9,975
Knoll, Inc.	1,160	27,620
L3 Technologies, Inc.	2,480	409,919
Landstar System, Inc.	4,600	393,990
MasTec, Inc.*	1,495	59,875
MRC Global, Inc.*	1,595	29,236
Nordson Corp.	2,120	260,421
Northrop Grumman Corp.	1,730	411,463
Oshkosh Corp.	980	67,218
PACCAR, Inc.	990	66,528
Parker Hannifin Corp.	2,300	368,736
Quad/Graphics, Inc.	2,515	63,479
Quanta Services, Inc.*	9,550	354,400
Raven Industries, Inc.	1,350	39,218
Rockwell Automation, Inc.	8,415	1,310,300
Roper Technologies, Inc.[1]	1,210	249,853
Rush Enterprises, Inc., Class A*	520	17,202
SkyWest, Inc.	400	13,700
Southwest Airlines Co.	12,350	663,936
Spirit AeroSystems Holdings, Inc., Class A	1,920	111,206
Supreme Industries, Inc., Class A	745	15,094
Swift Transportation Co.*,1	1,180	24,237
TransUnion*	22,540	864,409
Trex Co., Inc.*	875	60,716
Tutor Perini Corp.*	1,590	50,562
Union Pacific Corp.	3,390	359,069
United Rentals, Inc.*	2,140	267,607
United Technologies Corp.	2,580	289,502
Valmont Industries, Inc.	690	107,295
Vectrus, Inc.*	780	17,433
Wabash National Corp.[1]	4,100	84,829
Waste Management, Inc.	16,030	1,168,908

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—7.9% (continued)
West Corp.	670	$16,361
WW Grainger, Inc.	1,020	237,415
YRC Worldwide, Inc.*	1,970	21,690
Total Industrials		14,327,166
Information Technology—15.4%
3D Systems Corp.*,1	3,880	58,045
Accenture PLC, Class A	6,040	724,075
Activision Blizzard, Inc.	3,160	157,558
Advanced Energy Industries, Inc.*	840	57,590
Advanced Micro Devices, Inc.*	5,590	81,335
Alarm.com Holdings, Inc.*	1,180	36,273
Alpha & Omega Semiconductor, Ltd.*	220	3,782
Alphabet, Inc., Class A*	3,305	2,801,979
Apple, Inc.	25,670	3,687,752
Aspen Technology, Inc.*	310	18,265
Automatic Data Processing, Inc.	1,040	106,486
Barracuda Networks, Inc.*	340	7,857
Bel Fuse, Inc., Class B	350	8,943
Black Box Corp.	710	6,355
Black Knight Financial Services, Inc., Class A*,1	2,920	111,836
Cardtronics PLC, Class A*	495	23,141
Care.com, Inc.*	1,545	19,328
CDK Global, Inc.	9,530	619,545
CDW Corp.	14,280	824,099
ChannelAdvisor Corp.*	1,250	13,938
Cirrus Logic, Inc.*	450	27,311
Cisco Systems, Inc.	8,290	280,202
CommScope Holding Co., Inc.*	11,510	480,082
CommVault Systems, Inc.*	555	28,194
CoreLogic, Inc.*	11,750	478,460
Corning, Inc.	6,310	170,370
Cree, Inc.*	3,230	86,338
CSG Systems International, Inc.	690	26,089
DST Systems, Inc.	950	116,375
Ebix, Inc.[1]	715	43,794
Electronic Arts, Inc.*	6,535	585,013
ePlus, Inc.*	670	90,484
Exar Corp.*	3,070	39,941
Facebook, Inc., Class A*	22,210	3,154,930
Fair Isaac Corp.	510	65,764
Finisar Corp.*,1	1,020	27,887
Fiserv, Inc.*	1,410	162,587
Fortinet, Inc.*	22,450	860,958
The Hackett Group, Inc.	1,090	21,244
Hewlett Packard Enterprise Co.	4,740	112,338

	Shares	Value
HP, Inc.	34,860	$623,297
Immersion Corp.*	990	8,573
Insight Enterprises, Inc.*	390	16,025
InterDigital, Inc.	755	65,156
International Business Machines Corp.	1,190	207,227
InvenSense, Inc.*,1	570	7,199
Itron, Inc.*	820	49,774
KLA-Tencor Corp.	4,190	398,343
Knowles Corp.*,1	610	11,560
KVH Industries, Inc.*	1,000	8,400
Leidos Holdings, Inc.	7,240	370,254
LogMeln, Inc.	1,525	148,688
ManTech International Corp., Class A	310	10,735
Maxim Integrated Products, Inc.	11,610	521,986
Microsemi Corp.*	390	20,097
Microsoft Corp.	32,205	2,121,021
NCR Corp.*	21,050	961,564
NETGEAR, Inc.*	990	49,054
NVIDIA Corp.	2,940	320,254
Plexus Corp.*	580	33,524
Power Integrations, Inc.	95	6,246
Red Hat, Inc.*	880	76,120
Salesforce.com, Inc.*	2,200	181,478
Sanmina Corp.*	700	28,420
Science Applications International Corp.	770	57,288
Semtech Corp.*	830	28,054
Shutterstock, Inc.*,1	60	2,481
Skyworks Solutions, Inc.	2,580	252,788
Splunk, Inc.*	4,510	280,928
Square, Inc., Class A*	33,530	579,398
Super Micro Computer, Inc.*	230	5,830
Symantec Corp.	35,590	1,091,901
SYNNEX Corp.	80	8,955
Synopsys, Inc.*	3,360	242,357
Take-Two Interactive Software, Inc.*	1,610	95,425
Tech Data Corp.*	295	27,700
Teradata Corp.*,1	4,060	126,347
Texas Instruments, Inc.	12,960	1,044,058
TrueCar, Inc.*,1	2,040	31,559
TTM Technologies, Inc.*	5,380	86,779
Vantiv, Inc., Class A*	1,740	111,569
Varonis Systems, Inc.*	590	18,762
Viavi Solutions, Inc.*	30,150	323,208
Visa, Inc., Class A	3,990	354,591
Vishay Intertechnology, Inc.[1]	1,130	18,588
VMware, Inc., Class A*,1	1,820	167,695

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—15.4% (continued)
WEX, Inc.*	1,900	$196,650
Workday, Inc., Class A*,1	2,540	211,531
Xactly Corp.*	2,320	27,608
Xilinx, Inc.	2,090	120,990
Total Information Technology		27,984,578
Materials—1.9%
Air Products & Chemicals, Inc.	700	94,703
AK Steel Holding Corp.*	4,455	32,031
Berry Plastics Group, Inc.*	12,610	612,468
Cabot Corp.	8,500	509,235
The Chemours Co.	2,550	98,175
Cliffs Natural Resources, Inc.*	3,880	31,855
The Dow Chemical Co.	5,840	371,074
E.I. du Pont de Nemours & Co.	6,940	557,490
FMC Corp.	7,250	504,528
Greif, Inc., Class A	730	40,216
Kronos Worldwide, Inc.	600	9,858
Louisiana-Pacific Corp.*	465	11,541
Newmont Mining Corp.	2,730	89,981
Nucor Corp.	1,540	91,969
Packaging Corp. of America	830	76,045
Ryerson Holding Corp.*	1,620	20,412
Steel Dynamics, Inc.	1,420	49,359
Trinseo, S.A.	1,335	89,578
United States Steel Corp.	1,500	50,715
Worthington Industries, Inc.	540	24,349
Total Materials		3,365,582
Real Estate—2.2%
Alexandria Real Estate Equities, Inc., REIT	2,400	265,248
American Tower Corp., REIT	4,470	543,284
Ashford Hospitality Trust, Inc., REIT	2,940	18,728
Boston Properties, Inc., REIT	1,280	169,485
Camden Property Trust, REIT	1,780	143,219
CBL & Associates Properties, Inc., REIT[1]	4,540	43,312
Columbia Property Trust, Inc., REIT	6,030	134,168
CoreCivic, Inc., REIT	2,700	84,834
Corporate Office Properties Trust, REIT	4,180	138,358
DCT Industrial Trust, Inc., REIT	460	22,135
Digital Realty Trust, Inc., REIT	3,810	405,346
EastGroup Properties, Inc., REIT	650	47,795
Equity Lifestyle Properties, Inc., REIT	6,560	505,514
Equity Residential, REIT	6,640	413,141
Four Corners Property Trust, Inc., REIT	2,785	63,582

	Shares	Value
Hersha Hospitality Trust, REIT	1,100	$20,669
Highwoods Properties, Inc., REIT	755	37,093
Lamar Advertising Co., Class A, REIT[1]	1,370	102,394
Lexington Realty Trust, REIT	4,430	44,211
The Macerich Co., REIT	1,740	112,056
National Storage Affiliates Trust, REIT	1,320	31,548
Piedmont Office Realty Trust, Inc., Class A, REIT	13,300	284,354
PS Business Parks, Inc., REIT	600	68,856
Realty Income Corp., REIT[1]	740	44,052
Senior Housing Properties Trust, REIT	3,500	70,875
Simon Property Group, Inc., REIT	200	34,406
Summit Hotel Properties, Inc., REIT	3,310	52,905
Tanger Factory Outlet Centers, Inc., REIT	2,120	69,472
Washington Real Estate Investment Trust, REIT	690	21,583
Total Real Estate		3,992,623
Telecommunication Services—0.9%
AT&T, Inc.	13,380	555,939
IDT Corp., Class B	2,945	37,460
Sprint Corp.*	8,280	71,870
T-Mobile US, Inc.*	1,960	126,596
Verizon Communications, Inc.	9,390	457,762
Zayo Group Holdings, Inc.*	13,770	453,033
Total Telecommunication Services		1,702,660
Utilities—1.5%
American Water Works Co., Inc.	3,905	303,692
Atmos Energy Corp.	5,010	395,740
Avista Corp.	300	11,715
CenterPoint Energy, Inc.	8,355	230,347
Chesapeake Utilities Corp.	200	13,840
Connecticut Water Service, Inc.	280	14,882
Consolidated Edison, Inc.	2,240	173,958
Duke Energy Corp.	1,240	101,692
Eversource Energy	1,770	104,041
IDACORP, Inc.	230	19,081
Middlesex Water Co.	225	8,314
Northwest Natural Gas Co.	330	19,503
OGE Energy Corp.	4,240	148,315
ONE Gas, Inc.	40	2,704
Ormat Technologies, Inc.	955	54,511
Otter Tail Corp.	710	26,909
Pinnacle West Capital Corp.	2,640	220,123
PPL Corp.	8,570	320,432
SJW Group	1,050	50,631
Vectren Corp.	4,995	292,757

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Utilities—1.5% (continued)
WGL Holdings, Inc.	430	$35,488
Xcel Energy, Inc.	2,650	117,792
Total Utilities		2,666,467
Total Common Stocks (cost $102,651,353)		116,749,425
Rights—0.0%#
DYAX Corp. (Healthcare)*,15 (cost $0)	670	7

	Principal Amount
Corporate Bonds and Notes—4.6%
Financials—1.6%
American Express Credit Corp., MTN, 2.250%, 05/05/21	$160,000	158,661
Bank of America Corp., MTN, 2.503%, 10/21/22	270,000	263,533
Bank of Montreal, MTN, 2.100%, 12/12/19	185,000	185,742
The Goldman Sachs Group, Inc., 2.350%, 11/15/21	320,000	313,742
JPMorgan Chase & Co., MTN, 2.295%, 08/15/21[1]	330,000	326,775
Morgan Stanley, MTN, 2.625%, 11/17/21[1]	295,000	293,373
The Toronto-Dominion Bank, MTN, 2.250%, 11/05/19	70,000	70,492
US Bancorp, MTN, 2.200%, 04/25/19	175,000	176,449
Visa, Inc., 2.200%, 12/14/20	220,000	220,759
Wells Fargo & Co., 2.500%, 03/04/21	545,000	543,742
MTN, 1.400%, 09/08/17	305,000	304,866
Total Financials		2,858,134
Industrials—2.1%
3M Co., Series MTN, 2.000%, 06/26/22	130,000	128,294
Altria Group, Inc., 2.625%, 01/14/20	200,000	202,680
The Boeing Co., 2.350%, 10/30/21	254,000	254,357
Burlington Northern Santa Fe LLC, 4.700%, 10/01/19	65,000	69,436
Cisco Systems, Inc., 1.400%, 02/28/18	200,000	200,039
Colgate-Palmolive Co., MTN, 1.750%, 03/15/19	105,000	105,439
Dr. Pepper Snapple Group, Inc., 3.130%, 12/15/23	120,000	120,631

	Principal Amount	Value
Exxon Mobil Corp., 1.708%, 03/01/19	$95,000	$95,190
Ford Motor Co., 4.346%, 12/08/26[1]	120,000	122,602
General Electric Co., 5.250%, 12/06/17	340,000	348,645
MTN, Series A, 6.750%, 03/15/32	45,000	60,770
The Home Depot, Inc., 2.250%, 09/10/18	210,000	212,356
Johnson & Johnson, 5.150%, 07/15/18	90,000	94,266
Lockheed Martin Corp., 1.850%, 11/23/18	70,000	70,222
McDonald’s Corp., MTN, 5.350%, 03/01/18	195,000	201,733
MTN, 6.300%, 10/15/37	135,000	168,551
PepsiCo, Inc., Series 1, 1.000%, 10/13/17	135,000	134,820
Pfizer, Inc., 1.700%, 12/15/19	230,000	229,893
Tyson Foods, Inc., 2.650%, 08/15/19	200,000	202,312
Union Pacific Corp., 3.646%, 02/15/24	155,000	162,545
United Parcel Service, Inc., 6.200%, 01/15/38	210,000	274,887
Wal-Mart Stores, Inc., 6.500%, 08/15/37	245,000	329,038
Total Industrials		3,788,706
Telecommunication Services—0.5%
AT&T, Inc., 5.200%, 03/15/20	345,000	372,965
Cisco Systems, Inc., 2.200%, 02/28/21	160,000	160,158
Verizon Communications, Inc., 2.946%, 03/15/22(a)	396,000	394,875
Total Telecommunication Services		927,998
Utilities—0.4%
BP Capital Markets PLC, 1.676%, 05/03/19	225,000	223,959
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	105,000	142,366
Dominion Resources, Inc., 4.450%, 03/15/21	75,000	80,039
Georgia Power Co., 5.400%, 06/01/40	65,000	72,613
PacifiCorp, 6.000%, 01/15/39	85,000	108,045
Shell International Finance BV, 1.875%, 05/10/21	130,000	127,393
TransCanada PipeLines, Ltd., 3.800%, 10/01/20	100,000	104,751
Total Utilities		859,166
Total Corporate Bonds and Notes (cost $8,410,524)		8,434,004

AMG Chicago Equity Partners Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations—30.2%
Federal Home Loan Mortgage Corporation—10.0%
FHLMC, 1.375%, 05/01/20 [1]	$165,000	$163,767
FHLMC Gold Pool,
2.500%, 07/01/28 to 09/01/46	1,447,580	1,419,031
3.000%, 01/01/29 to 09/01/46	4,612,532	4,628,830
3.500%, 03/01/42 to 03/01/46	5,431,670	5,561,597
4.000%, 03/01/44 to 11/01/45	4,044,142	4,247,136
4.500%, 02/01/39 to 04/01/44	1,062,668	1,140,729
5.000%, 07/01/35 to 07/01/41	854,558	932,167
5.500%, 04/01/38 to 01/01/39	51,026	57,026
Total Federal Home Loan Mortgage Corporation		18,150,283
Federal National Mortgage Association—3.1%
FNMA,
0.875%, 03/28/18	200,000	199,541
1.000%, 10/24/19	350,000	345,866
1.375%, 10/07/21 [1]	170,000	165,954
1.875%, 02/19/19	440,000	444,512
2.000%, 01/01/30	62,251	60,646
2.500%, 04/01/28 to 05/01/43	1,187,773	1,146,370
2.625%, 09/06/24	305,000	309,972
3.000%, 03/01/42 to 08/01/43	628,914	627,098
3.500%, 11/01/25 to 04/01/42	348,984	361,630
4.000%, 12/01/21 to 11/01/44	376,655	396,194
4.500%, 06/01/39 to 09/01/43	882,100	948,308
5.000%, 09/01/33 to 10/01/41	370,646	405,718
5.500%, 02/01/35 to 05/01/39	181,154	202,033
Total Federal National Mortgage Association		5,613,842
U.S. Treasury Obligations—17.1%
U.S. Treasury Bonds,
2.750%, 08/15/42	4,600,000	4,386,799
3.000%, 11/15/45	1,105,000	1,098,439
3.125%, 11/15/41	245,000	250,785
U.S. Treasury Notes,
0.875%, 07/15/18 to 07/31/19	2,870,000	2,851,377
1.000%, 09/30/19 to 11/30/19	1,445,000	1,430,405
1.125%, 07/31/21	1,200,000	1,163,976
1.375%, 05/31/20 to 08/31/20	2,090,000	2,075,449

	Principal Amount	Value
1.500%, 02/28/19 to 01/31/22	$2,755,000	$2,726,873
1.625%, 05/15/26	970,000	910,038
1.750%, 05/15/22	1,650,000	1,632,759
1.875%, 11/30/21	2,460,000	2,457,405
2.250%, 11/15/24 to 11/15/25	4,770,000	4,749,565
2.500%, 08/15/23 to 05/15/24	5,065,000	5,160,655
Total U.S. Treasury Obligations		30,894,525
Total U.S. Government and Agency Obligations (cost $55,712,502)		54,658,650
Short-Term Investments—3.2%
Repurchase Agreements—2.2%[2]
Cantor Fitzgerald Securities, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 04/01/17 - 02/20/67, totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 03/31/17, due 04/03/17, 0.820% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 05/11/17 - 12/01/51, totaling $1,020,000)	1,000,000	1,000,000
Jefferies LLC, dated 03/31/17, due 04/03/17, 0.980% total to be received $913,917 (collateralized by various U.S. Government Agency Obligations, 3.500%, 03/01/37 - 02/01/47, totaling $932,119)	913,842	913,842
Nomura Securities International, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $1,000,068 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/19/17 - 02/20/67, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,913,842

	Shares
Other Investment Companies—1.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	1,849,030	1,849,030
Total Short-Term Investments (cost $5,762,872)		5,762,872
Total Investments—102.4% (cost $172,537,251)		185,604,958
Other Assets, less Liabilities—(2.4)%		(4,384,576)
Net Assets—100.0%		$181,220,382

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (unaudited) March 31, 2017

	Shares	Value
Common Stocks—98.2%
Consumer Discretionary—7.8%
Big 5 Sporting Goods Corp.	5,200	$78,520
Chico’s FAS, Inc.	4,300	61,060
Cooper-Standard Holdings, Inc.*	680	75,432
Cracker Barrel Old Country Store, Inc.[1]	270	42,998
Flexsteel Industries, Inc.	490	24,696
Group 1 Automotive, Inc.	710	52,597
Intrawest Resorts Holdings, Inc.*	1,160	29,012
Johnson Outdoors, Inc., Class A	1,340	48,910
Liberty Media Corp-Liberty Formula One, Class A*	750	24,525
Marriott Vacations Worldwide Corp.	560	55,961
Meredith Corp.[1]	920	59,432
MSG Networks, Inc., Class A*	1,090	25,452
NACCO Industries, Inc., Class A	480	33,504
Office Depot, Inc.	6,850	31,955
Perry Ellis International, Inc.*	2,370	50,908
Pier 1 Imports, Inc.	4,750	34,010
Pinnacle Entertainment, Inc.*	940	18,349
Sonic Automotive, Inc., Class A	3,640	72,982
Tower International, Inc.	880	23,848
Weyco Group, Inc.	410	11,513
Wolverine World Wide, Inc.	2,260	56,432
Total Consumer Discretionary		912,096
Consumer Staples—2.9%
Avon Products, Inc.*	3,730	16,412
Central Garden and Pet Co., Class A*	1,990	69,093
Dean Foods Co.	1,160	22,806
Fresh Del Monte Produce, Inc.	495	29,319
Ingles Markets, Inc., Class A	10	432
John B Sanfilippo & Son, Inc.	190	13,906
Nature’s Sunshine Products, Inc.	490	4,900
Sanderson Farms, Inc.[1]	310	32,190
SpartanNash Co.	2,560	89,574
Universal Corp.	590	41,742
Village Super Market, Inc., Class A	750	19,875
Total Consumer Staples		340,249
Energy—4.4%
Denbury Resources, Inc.*	7,150	18,447
Fairmount Santrol Holdings, Inc.*	5,440	39,875
Green Plains, Inc.	540	13,365
Jones Energy, Inc., Class A*	5,774	14,724
Matrix Service Co.*	360	5,940
McDermott International, Inc.*	20,340	137,295

	Shares	Value
Oasis Petroleum, Inc.*	7,090	$101,103
Pacific Ethanol, Inc.*	6,810	46,648
RSP Permian, Inc.*	1,550	64,216
Sanchez Energy Corp.*,1	5,650	53,901
Unit Corp.*	840	20,294
Total Energy		515,808
Financials—33.0%
AG Mortgage Investment Trust, Inc., REIT	3,930	70,936
Apollo Commercial Real Estate Finance, Inc., REIT	3	56
Argo Group International Holdings, Ltd.	270	18,306
ARMOUR Residential REIT, Inc., REIT	4,660	105,829
Arrow Financial Corp.	463	15,696
BancFirst Corp.	190	17,081
Capital Bank Financial Corp., Class A	212	9,201
Charter Financial Corp./MD	880	17,310
City Holding Co.	1,480	95,430
Columbia Banking System, Inc.	1,570	61,214
CVB Financial Corp.	2,840	62,736
Enova International, Inc.*	4,860	72,171
Enterprise Financial Services Corp.	680	28,832
Farmers National Banc Corp.	1,260	18,081
FB Financial Corp.*,1	1,900	67,184
Federal Agricultural Mortgage Corp., Class C	1,190	68,508
First American Financial Corp.	1,960	76,989
First Financial Bancorp	1,730	47,488
First Financial Corp.	420	19,950
First Interstate BancSystem, Inc., Class A	2,470	97,936
Fulton Financial Corp.	4,750	84,788
Glacier Bancorp, Inc.	670	22,733
Greenhill & Co., Inc.	4,290	125,697
Hancock Holding Co.	4,250	193,588
Hilltop Holdings, Inc.	440	12,087
Impac Mortgage Holdings, Inc.*,1	850	10,591
Independent Bank Corp./MA	830	53,950
Independent Bank Corp./MI	2,310	47,817
INTL. FCStone, Inc.*	2,320	88,067
Lakeland Financial Corp.	1,000	43,120
Macatawa Bank Corp.	1,950	19,266
Marlin Business Services Corp.	640	16,480
MBT Financial Corp.	960	10,896
Meta Financial Group, Inc.	640	56,640
MGIC Investment Corp.*	9,640	97,653
NBT Bancorp, Inc.	750	27,802
New Residential Investment Corp., REIT	2,745	46,610

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—33.0% (continued)
Old Second Bancorp, Inc.	1,640	$18,450
Owens Realty Mortgage, Inc., REIT	670	11,926
PennyMac Financial Services, Inc., Class A*	3,200	54,560
Preferred Bank	2,050	110,003
Primerica, Inc.	1,360	111,792
PrivateBancorp, Inc.	940	55,808
Radian Group, Inc.	4,860	87,286
Regional Management Corp.*	1,860	36,140
S&T Bancorp, Inc.	1,280	44,288
Sandy Spring Bancorp, Inc.	2,710	111,083
Selective Insurance Group, Inc.	3,660	172,569
Shore Bancshares, Inc.	650	10,862
State Bank Financial Corp.	2,150	56,158
Stifel Financial Corp.*	670	33,627
Stock Yards Bancorp, Inc.	1,510	61,382
Texas Capital Bancshares, Inc.*	1,020	85,119
Third Point Reinsurance, Ltd.*	1,610	19,481
UMB Financial Corp.	2,610	196,559
Union Bankshares Corp.	1,690	59,454
Universal Insurance Holdings, Inc.[1]	5,540	135,730
Valley National Bancorp	14,170	167,206
Walker & Dunlop, Inc.*	4,100	170,929
Wintrust Financial Corp.	1,720	118,886
Total Financials		3,858,017
Health Care—4.5%
Agenus, Inc.*,1	7,260	27,370
AngioDynamics, Inc.*	760	13,186
Array BioPharma, Inc.*	8,430	75,364
Exelixis, Inc.*	2,400	52,008
Halyard Health, Inc.*	2,160	82,274
ICU Medical, Inc.*	180	27,486
Immunomedics, Inc.*	3,290	21,286
Innoviva, Inc.*,1	1,520	21,022
Lannett Co., Inc.*,1	2,000	44,700
Magellan Health, Inc.*	1,630	112,552
Omeros Corp.*	1,200	18,144
Owens & Minor, Inc.	340	11,764
PTC Therapeutics, Inc.*	1,600	15,744
Total Health Care		522,900
Industrials—15.4%
AAR Corp.	1,500	50,445
ABM Industries, Inc.	885	38,586
Acacia Research Corp.*	4,220	24,265

	Shares	Value
ACCO Brands Corp.*	9,060	$119,139
Applied Industrial Technologies, Inc.	690	42,676
ArcBest Corp.	10	260
Blue Bird Corp.*	2,550	43,732
Brady Corp., Class A	610	23,576
Chart Industries, Inc.*	1,350	47,169
DigitalGlobe, Inc.*	750	24,562
Ducommun, Inc.*	1,510	43,473
EMCOR Group, Inc.	1,730	108,904
EnerSys	410	32,365
Ennis, Inc.	2,450	41,650
Esterline Technologies Corp.*	630	54,212
GATX Corp.[1]	1,420	86,563
Gibraltar Industries, Inc.*	1,640	67,568
The Greenbrier Cos., Inc.[1]	1,210	52,151
Hub Group, Inc., Class A*	2,070	96,048
Kelly Services, Inc., Class A	500	10,930
Kennametal, Inc.	1,960	76,891
MasTec, Inc.*	860	34,443
Meritor, Inc.*	1,810	31,005
MRC Global, Inc.*	2,520	46,192
Navigant Consulting, Inc.*	630	14,402
Quad/Graphics, Inc.	3,610	91,116
Radiant Logistics, Inc.*	2,100	10,500
Raven Industries, Inc.	750	21,788
Rush Enterprises, Inc., Class A*	910	30,103
SkyWest, Inc.	2,270	77,748
SP Plus Corp.*	470	15,862
Titan Machinery, Inc.*	2,220	34,055
Tutor Perini Corp.*,1	1,110	35,298
Universal Forest Products, Inc.	255	25,128
Vectrus, Inc.*	600	13,410
Wabash National Corp.	7,150	147,934
YRC Worldwide, Inc.*	7,060	77,731
Total Industrials		1,791,880
Information Technology—9.9%
Advanced Energy Industries, Inc.*	300	20,568
Advanced Micro Devices, Inc.*	8,470	123,238
Alpha & Omega Semiconductor, Ltd.*	440	7,564
Bel Fuse, Inc., Class B	950	24,272
Brooks Automation, Inc.	2,590	58,016
ChannelAdvisor Corp.*	2,320	25,868
Cohu, Inc.	450	8,307
Comtech Telecommunications Corp.	10	147

AMG Chicago Equity Partners Small Cap Value Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—9.9% (continued)
Convergys Corp.	840	$17,766
ePlus, Inc.*	820	110,741
Finisar Corp.*,1	2,680	73,271
Immersion Corp.*	4,690	40,615
Insight Enterprises, Inc.*	2,010	82,591
Limelight Networks, Inc.*	4,110	10,604
ManTech International Corp., Class A	490	16,969
MKS Instruments, Inc.	500	34,375
NETGEAR, Inc.*	480	23,784
NetScout Systems, Inc.*	1,860	70,587
Plexus Corp.*	450	26,010
Progress Software Corp.	370	10,748
Sanmina Corp.*	1,630	66,178
Super Micro Computer, Inc.*,1	1,330	33,716
SYNNEX Corp.	330	36,940
Tech Data Corp.*	870	81,693
TTM Technologies, Inc.*	6,630	106,942
Vishay Intertechnology, Inc.	2,710	44,580
Zedge, Inc., Class B*	1	3
Total Information Technology		1,156,093
Materials—4.9%
AK Steel Holding Corp.*	8,790	63,200
Carpenter Technology Corp.	700	26,110
The Chemours Co.	3,570	137,445
Cliffs Natural Resources, Inc.*,1	8,630	70,852
Commercial Metals Co.	660	12,626
Greif, Inc., Class A	1,820	100,264
Koppers Holdings, Inc.*	200	8,470
Kronos Worldwide, Inc.[1]	2,410	39,596
Olympic Steel, Inc.	1,230	22,829
Ryerson Holding Corp.*	3,010	37,926
Schnitzer Steel Industries, Inc., Class A	600	12,390
Stepan Co.	485	38,223
Total Materials		569,931
Real Estate—8.8%
Ashford Hospitality Trust, Inc., REIT	11,650	74,210
CBL & Associates Properties, Inc., REIT	4,820	45,983
DCT Industrial Trust, Inc., REIT	1,810	87,097
DiamondRock Hospitality Co., REIT	6,300	70,245
Four Corners Property Trust, Inc., REIT	4,060	92,690
Highwoods Properties, Inc., REIT	2,120	104,156
LaSalle Hotel Properties, REIT	1,950	56,452
Lexington Realty Trust, REIT	17,050	170,168

	Shares	Value
Mack-Cali Realty Corp., REIT	1,550	$41,757
PS Business Parks, Inc., REIT	205	23,526
RE/MAX Holdings, Inc., Class A	980	58,261
Summit Hotel Properties, Inc., REIT	4,840	77,343
Tier REIT, Inc., REIT	1,210	21,006
Washington Real Estate Investment Trust, REIT	3,475	108,698
Total Real Estate		1,031,592
Telecommunication Services—0.4%
IDT Corp., Class B	3,690	46,937
Utilities—6.2%
ALLETE, Inc.	220	14,896
Avista Corp.	650	25,382
Chesapeake Utilities Corp.	770	53,284
Connecticut Water Service, Inc.	930	49,430
IDACORP, Inc.	930	77,153
Middlesex Water Co.	560	20,692
Northwest Natural Gas Co.	1,260	74,466
ONE Gas, Inc.	200	13,520
Ormat Technologies, Inc.	1,950	111,306
Otter Tail Corp.	1,240	46,996
SJW Group	2,020	97,404
WGL Holdings, Inc.	1,640	135,349
Total Utilities		719,878
Total Common Stocks (cost $10,167,504)		11,465,381

	Principal Amount
Short-Term Investments—5.5%
Repurchase Agreements—5.3%[2]
Citigroup Global Markets, Inc., dated 03/31/17, due 04/03/17, 0.810% total to be received $615,699 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.500%, 04/01/17 - 06/01/52, totaling $627,970)	$615,657	615,657

	Shares
Other Investment Companies—0.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	30,841	30,841
Total Short-Term Investments (cost $646,498)		646,498
Total Investments—103.7% (cost $10,814,002)		12,111,879
Other Assets, less Liabilities—(3.7)%		(430,234)
Net Assets—100.0%		$11,681,645

AMG Managers High Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Principal Amount	Value
Corporate Bonds and Notes—93.6%
Financials—5.5%
Aircastle, Ltd., 5.000%, 04/01/23	$70,000	$73,850
Ally Financial, Inc.,
4.250%, 04/15/21	65,000	66,463
4.625%, 05/19/22	80,000	81,800
4.625%, 03/30/25	95,000	94,881
5.750%, 11/20/25	40,000	41,100
Bank of America Corp., Series K, 8.000%, 07/30/2165[5,6]	165,000	170,156
Care Capital Properties LP, 5.125%, 08/15/26	30,000	29,730
Chinos Intermediate Holdings A, Inc., (7.750% Cash or 8.500% PIK), 7.750%, 05/01/19 (a)[7]	65,208	29,181
Citigroup, Inc.,
Series N, 5.800%, 05/15/2165[5,6]	15,000	15,469
Series O, 5.875%, 09/27/2165[5,6]	5,000	5,178
Series P, 5.950%, 11/15/2165[5,6]	10,000	10,425
Cogent Communications Finance, Inc., 5.625%, 04/15/21 (a)	90,000	92,025
CoreCivic, Inc., 4.625%, 05/01/23	110,000	110,413
Dana Financing Luxembourg Sarl, 6.500%, 06/01/26 (a)	20,000	20,900
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.450%, 06/15/23 (a)	45,000	48,618
6.020%, 06/15/26 (a)	40,000	43,683
Equinix, Inc.,
5.375%, 01/01/22	15,000	15,862
5.750%, 01/01/25	5,000	5,312
5.875%, 01/15/26	50,000	53,312
ESH Hospitality, Inc., 5.250%, 05/01/25 (a)	20,000	20,212
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.,
4.500%, 09/01/26	10,000	9,750
5.625%, 05/01/24	15,000	15,900
Newfield Exploration Co., 5.750%, 01/30/22	65,000	69,306
Uniti Group Inc. / CSL Capital LLC, 8.250%, 10/15/23	100,000	106,000
Total Financials		1,229,526
Industrials—86.9%
1011778 BC ULC / New Red Finance, Inc., 6.000%, 04/01/22 (a)	85,000	88,400
21st Century Oncology, Inc., 11.000%, 05/01/23 (a)[4,5]	66,144	43,324
ACCO Brands Corp., 5.250%, 12/15/24 (a)	20,000	20,150
Adient Global Holdings, Ltd., 4.875%, 08/15/26 (a)	35,000	34,431

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
The ADT Corp.,
3.500%, 07/15/22	$65,000	$62,563
4.125%, 06/15/23	15,000	14,400
AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 (a)	10,000	10,138
AECOM,
5.750%, 10/15/22	20,000	21,075
5.875%, 10/15/24	25,000	26,688
Air Medical Merger Sub Corp., 6.375%, 05/15/23 (a)	60,000	58,350
Alere, Inc.,
6.375%, 07/01/23 (a)	30,000	30,638
6.500%, 06/15/20	20,000	20,250
Allegion PLC, 5.875%, 09/15/23	15,000	16,088
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24 (a)	20,000	20,950
Altice Luxembourg, S.A., 7.750%, 05/15/22 (a)	200,000	212,750
AMC Entertainment Holdings, Inc.,
5.750%, 06/15/25	75,000	77,063
5.875%, 11/15/26 (a)	10,000	10,138
AMC Networks, Inc., 5.000%, 04/01/24	40,000	40,100
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	25,000	25,750
6.250%, 04/01/25 (a)	15,000	15,056
6.500%, 04/01/27 (a)	15,000	14,991
6.625%, 10/15/22	55,000	56,925
American Greetings Corp., 7.875%, 02/15/25 (a)	5,000	5,275
Amkor Technology, Inc.,
6.375%, 10/01/22	85,000	88,081
6.625%, 06/01/21	60,000	61,425
Anixter, Inc., 5.500%, 03/01/23	60,000	62,475
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 09/15/24 (a)	25,000	25,500
Antero Resources Corp.,
5.125%, 12/01/22	35,000	35,634
5.375%, 11/01/21	25,000	25,771
Apex Tool Group LLC, 7.000%, 02/01/21 (a)	20,000	18,200
Arconic, Inc., 5.900%, 02/01/27	10,000	10,756
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/24 (a)	200,000	214,750
Ashland LLC,
4.750%, 08/15/22 (b)	60,000	62,325
6.875%, 05/15/43	50,000	53,750

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
5.500%, 04/01/23	$90,000	$87,300
6.375%, 04/01/24 (a)	40,000	40,250
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	87,125
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (a)	80,000	81,400
Boardwalk Pipelines L.P., 5.950%, 06/01/26	15,000	16,640
Boise Cascade Co., 5.625%, 09/01/24 (a)	10,000	10,200
Bombardier, Inc., 7.500%, 03/15/25 (a)	105,000	107,888
Boyd Gaming Corp., 6.875%, 05/15/23	20,000	21,625
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20[9]	122,949	142,928
9.000%, 02/15/20[9]	211,465	246,621
11.250%, 06/01/17[9]	113,152	128,994
Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	20,000	20,150
CBS Radio, Inc., 7.250%, 11/01/24 (a)	15,000	15,788
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.375%, 05/01/25 (a)	30,000	30,863
5.500%, 05/01/26 (a)	40,000	41,500
5.750%, 02/15/26 (a)	255,000	268,388
5.875%, 04/01/24 (a)	90,000	95,175
Central Garden & Pet Co., 6.125%, 11/15/23	45,000	47,700
CenturyLink, Inc., Series W, 6.750%, 12/01/23	105,000	109,856
The Chemours Co., 6.625%, 05/15/23	50,000	53,250
Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25 (a)	30,000	31,388
Chesapeake Energy Corp.,
5.500%, 09/15/26 (a)	15,000	15,609
8.000%, 12/15/22 (a)	102,000	107,228
8.000%, 01/15/25 (a)	40,000	40,150
Cinemark USA, Inc., 4.875%, 06/01/23	45,000	45,698
Claire’s Stores, Inc., 9.000%, 03/15/19 (a)	145,000	58,725
Clean Harbors, Inc., 5.125%, 06/01/21	25,000	25,556
Clear Channel Worldwide Holdings, Inc.,
Series A, 6.500%, 11/15/22	85,000	86,700
Series B, 6.500%, 11/15/22	225,000	235,125
Series A, 7.625%, 03/15/20	55,000	54,863
Series B, 7.625%, 03/15/20	115,000	116,294
CNH Industrial Capital LLC, 4.875%, 04/01/21	55,000	57,888
Cogent Communications Group, Inc., 5.375%, 03/01/22 (a)	70,000	72,188
CommScope Technologies LLC, 6.000%, 06/15/25 (a)	55,000	57,888

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
CommScope, Inc., 5.500%, 06/15/24 (a)	$35,000	$36,324
Concho Resources, Inc., 5.500%, 10/01/22	5,000	5,194
Continental Resources, Inc., 4.500%, 04/15/23	85,000	83,140
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (a)	25,000	25,063
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/23 (b)	35,000	36,488
CSC Holdings LLC, 10.875%, 10/15/25 (a)	200,000	241,000
CSI Compressco L.P. / CSI Compressco Finance, Inc., 7.250%, 08/15/22	20,000	19,100
Dana, Inc.,
5.500%, 12/15/24	35,000	35,613
6.000%, 09/15/23	95,000	99,513
DaVita, Inc., 5.000%, 05/01/25	45,000	45,225
Denbury Resources, Inc.,
4.625%, 07/15/23	40,000	29,400
5.500%, 05/01/22	30,000	23,550
DISH DBS Corp.,
5.000%, 03/15/23	150,000	151,125
5.875%, 07/15/22	125,000	131,640
5.875%, 11/15/24	265,000	279,310
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 06/15/21 (a)	155,000	136,013
Energizer Holdings, Inc., 5.500%, 06/15/25 (a)	65,000	66,462
EnLink Midstream Partners L.P., 4.400%, 04/01/24	45,000	45,603
Entegris, Inc., 6.000%, 04/01/22 (a)	90,000	94,275
EP Energy LLC / Everest Acquisition Finance, Inc.,
7.750%, 09/01/22	15,000	12,225
8.000%, 11/29/24 (a)	30,000	31,650
8.000%, 02/15/25 (a)	30,000	28,050
9.375%, 05/01/20	45,000	42,646
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20	70,000	49,350
First Data Corp.,
5.375%, 08/15/23 (a)	57,000	59,494
5.750%, 01/15/24 (a)	335,000	346,809
7.000%, 12/01/23 (a)	23,000	24,725
Freeport-McMoRan, Inc.,
3.875%, 03/15/23	15,000	13,869
4.550%, 11/14/24	20,000	18,725
Frontier Communications Corp.,
6.875%, 01/15/25	45,000	37,462
11.000%, 09/15/25	110,000	107,525
Gardner Denver, Inc., 6.875%, 08/15/21 (a)	40,000	41,500

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
Gartner, Inc., 5.125%, 04/01/25 (a)	$20,000	$20,425
Gates Global LLC / Gates Global Co., 6.000%, 07/15/22 (a)	60,000	61,350
GCI, Inc., 6.750%, 06/01/21	50,000	51,500
GCP Applied Technologies, Inc., 9.500%, 02/01/23 (a)	35,000	39,812
General Cable Corp., 5.750%, 10/01/22 (b)	85,000	83,400
The Geo Group, Inc.,
5.875%, 01/15/22	95,000	98,562
6.000%, 04/15/26	25,000	25,443
The Goodyear Tire & Rubber Co.,
5.000%, 05/31/26	10,000	10,275
5.125%, 11/15/23	25,000	26,078
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	65,000	64,756
Gulfport Energy Corp., 6.000%, 10/15/24 (a)	10,000	9,750
H&E Equipment Services, Inc., 7.000%, 09/01/22	90,000	94,838
Halcon Resources Corp., 6.750%, 02/15/25 (a)	60,000	59,220
Hanesbrands, Inc., 4.625%, 05/15/24 (a)	25,000	24,781
HCA, Inc.,
5.250%, 06/15/26	45,000	47,475
5.375%, 02/01/25	230,000	240,350
5.875%, 02/15/26	210,000	222,075
7.500%, 02/15/22	205,000	234,981
HD Supply, Inc., 5.750%, 04/15/24 (a)	55,000	57,986
HealthSouth Corp.,
5.750%, 11/01/24	30,000	30,375
5.750%, 09/15/25	55,000	55,206
Herc Rentals, Inc., 7.750%, 06/01/24 (a)	89,000	95,452
The Hertz Corp.,
5.500%, 10/15/24 (a)	45,000	39,319
6.250%, 10/15/22	90,000	85,950
7.375%, 01/15/21	75,000	74,906
Hexion, Inc., 6.625%, 04/15/20	145,000	134,125
The Hillman Group, Inc., 6.375%, 07/15/22 (a)	80,000	76,712
Hill-Rom Holdings, Inc.,
5.000%, 02/15/25 (a)	10,000	10,012
5.750%, 09/01/23 (a)	55,000	57,269
Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (a)	10,000	9,925
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24 (a)	10,000	10,550
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,
4.625%, 04/01/25 (a)	20,000	20,294

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
4.875%, 04/01/27 (a)	$10,000	$10,125
HRG Group, Inc., 7.750%, 01/15/22	40,000	42,400
Hughes Satellite Systems Corp., 6.625%, 08/01/26 (a)	10,000	10,250
Huntsman International LLC, 5.125%, 11/15/22	95,000	99,750
iHeartCommunications, Inc., 9.000%, 03/01/21	105,000	80,194
INEOS Group Holdings, S.A., 5.625%, 08/01/24 (a)	200,000	201,000
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.250%, 08/01/22 (a)	60,000	55,200
Infor Software Parent LLC / Infor Software Parent, Inc., (7.125% Cash or 7.875% PIK), 7.125%, 05/01/21 (a)[7]	85,000	87,338
Infor US, Inc., 6.500%, 05/15/22	145,000	149,727
Informatica LLC, 7.125%, 07/15/23 (a)	55,000	53,762
Intelsat Jackson Holdings S.A.,
5.500%, 08/01/23	110,000	91,300
7.250%, 04/01/19	40,000	38,350
7.250%, 10/15/20	315,000	288,619
7.500%, 04/01/21	35,000	31,631
International Game Technology PLC, 6.500%, 02/15/25 (a)	200,000	214,000
Interval Acquisition Corp., 5.625%, 04/15/23	65,000	66,300
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.500%, 10/01/24 (a)	40,000	41,350
J.C. Penney Corp., Inc., 6.375%, 10/15/36	40,000	30,700
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (b)	120,000	43,500
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.750%, 11/15/21 (a)	55,000	57,062
James Hardie International Finance, Ltd., 5.875%, 02/15/23 (a)	20,000	20,750
Kindred Healthcare, Inc., 8.750%, 01/15/23	75,000	75,469
Kinetic Concepts, Inc. / KCI USA, Inc., 7.875%, 02/15/21 (a)	30,000	31,875
KLX, Inc., 5.875%, 12/01/22 (a)	90,000	93,150
Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	39,000	39,195
L Brands, Inc., 6.750%, 07/01/36	45,000	43,101
Laredo Petroleum, Inc., 7.375%, 05/01/22	20,000	20,850
Level 3 Communications, Inc., 5.750%, 12/01/22	60,000	62,250
Level 3 Financing, Inc., 5.375%, 05/01/25	95,000	96,900
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (a)	10,000	10,025
LSB Industries, Inc., 8.500%, 08/01/19 (b)	96,000	93,600
LTF Merger Sub, Inc., 8.500%, 06/15/23 (a)	70,000	74,550
Magnachip Semiconductor Corp., 6.625%, 07/15/21 (b)	75,000	69,188
Mallinckrodt International Finance, S.A. / Mallinckrodt CB LLC,
5.500%, 04/15/25 (a)	35,000	32,375
5.625%, 10/15/23 (a)	30,000	28,725
5.750%, 08/01/22 (a)	25,000	24,762
MEG Energy Corp.,
6.375%, 01/30/23 (a)	25,000	22,469

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
6.500%, 01/15/25 (a)	$15,000	$15,056
7.000%, 03/31/24 (a)	135,000	121,500
MGM Resorts International,
6.000%, 03/15/23	105,000	113,662
7.750%, 03/15/22	165,000	190,781
Micron Technology, Inc.,
5.250%, 01/15/24 (a)	100,000	103,219
7.500%, 09/15/23 (a)	30,000	33,562
Microsemi Corp., 9.125%, 04/15/23 (a)	75,000	86,531
Midcontinent Communications & Midcontinent Finance Corp., 6.875%, 08/15/23 (a)	70,000	74,812
MPLX L.P.,
4.875%, 06/01/25	60,000	62,952
5.500%, 02/15/23	35,000	36,172
Nabors Industries, Inc., 5.500%, 01/15/23 (a)	10,000	10,256
Neiman Marcus Group, Ltd. LLC, 8.000%, 10/15/21 (a)	25,000	15,178
Neiman Marcus Group, Ltd. LLC (8.750% Cash or 9.500% PIK), 8.750%, 10/15/21 (a)[7]	80,000	45,400
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22 (a)	65,000	66,625
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19[9]	35,000	2
Novelis Corp.,
5.875%, 09/30/26 (a)	20,000	20,475
6.250%, 08/15/24 (a)	20,000	20,900
Oasis Petroleum, Inc.,
6.500%, 11/01/21	60,000	60,450
6.875%, 03/15/22	40,000	41,200
6.875%, 01/15/23	25,000	25,562
Oshkosh Corp., 5.375%, 03/01/25	20,000	20,750
Parsley Energy LLC / Parsley Finance Corp., 5.250%, 08/15/25 (a)	15,000	15,225
PetSmart, Inc., 7.125%, 03/15/23 (a)	145,000	138,113
Post Holdings, Inc.,
5.500%, 03/01/25 (a)	25,000	25,250
7.750%, 03/15/24 (a)	80,000	88,617
Quebecor Media, Inc., 5.750%, 01/15/23	140,000	146,475
Quebecor World, Escrow, 6.500%, 08/01/27*,4	165,000	16
Qwest Capital Funding, Inc., 7.750%, 02/15/31	65,000	61,262
Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)	55,000	58,091
Radio Systems Corp., 8.375%, 11/01/19 (a)	105,000	109,266
Regal Entertainment Group,
5.750%, 03/15/22	20,000	20,925
5.750%, 06/15/23	40,000	41,700
Regency Energy Partners, L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	45,000	46,969

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	$95,000	$97,851
7.000%, 07/15/24 (a)	20,000	21,450
Rite Aid Corp., 6.125%, 04/01/23 (a)	80,000	79,600
Riverbed Technology, Inc., 8.875%, 03/01/23 (a)	75,000	77,062
RSI Home Products, Inc., 6.500%, 03/15/23 (a)	105,000	108,675
RSP Permian, Inc.,
5.250%, 01/15/25 (a)	15,000	15,188
6.625%, 10/01/22	15,000	15,862
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23 (b)	100,000	108,625
Sabre GLBL, Inc.,
5.250%, 11/15/23 (a)	35,000	35,962
5.375%, 04/15/23 (a)	45,000	46,238
Sanchez Energy Corp., 6.125%, 01/15/23	35,000	32,638
SBA Communications Corp., 4.875%, 09/01/24 (a)	50,000	49,490
Scientific Games International, Inc., 7.000%, 01/01/22 (a)	55,000	58,850
The Scotts Miracle-Gro Co.,
5.250%, 12/15/26 (a)	15,000	15,225
6.000%, 10/15/23	50,000	53,375
Sensata Technologies BV, 4.875%, 10/15/23 (a)	115,000	115,646
Service Corp. International, 7.500%, 04/01/27	115,000	134,262
Sinclair Television Group, Inc.,
5.125%, 02/15/27 (a)	15,000	14,550
6.125%, 10/01/22	105,000	110,381
Sirius XM Radio, Inc.,
5.375%, 04/15/25 (a)	130,000	133,380
6.000%, 07/15/24 (a)	80,000	85,900
Six Flags Entertainment Corp., 4.875%, 07/31/24 (a)	10,000	9,925
SM Energy Co.,
5.625%, 06/01/25	30,000	28,860
6.125%, 11/15/22	10,000	10,125
6.500%, 01/01/23	10,000	10,200
Southwestern Energy Co.,
4.100%, 03/15/22	25,000	23,500
6.700%, 01/23/25 (b)	30,000	29,700
Sprint Capital Corp., 8.750%, 03/15/32	310,000	373,550
Sprint Corp.,
7.625%, 02/15/25	100,000	109,500
7.875%, 09/15/23	320,000	355,200

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
SPX FLOW, Inc.,
5.625%, 08/15/24 (a)	$15,000	$15,169
5.875%, 08/15/26 (a)	20,000	20,225
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.750%, 04/15/25	25,000	25,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.125%, 02/01/25 (a)	15,000	15,506
6.750%, 03/15/24	55,000	59,950
TEGNA, Inc.,
4.875%, 09/15/21 (a)	15,000	15,262
5.500%, 09/15/24 (a)	45,000	46,238
Tempur Sealy International, Inc., 5.625%, 10/15/23	90,000	90,900
Tenet Healthcare Corp.,
6.750%, 06/15/23	180,000	177,300
7.500%, 01/01/22 (a)	10,000	10,825
8.125%, 04/01/22	270,000	283,162
Tenneco, Inc., 5.000%, 07/15/26	5,000	4,909
Terex Corp., 5.625%, 02/01/25 (a)	25,000	25,406
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.,
5.250%, 01/15/25	20,000	20,975
5.875%, 10/01/20	58,000	59,885
6.125%, 10/15/21	25,000	26,219
6.250%, 10/15/22	20,000	21,225
6.375%, 05/01/24	20,000	21,750
TI Group Automotive Systems LLC, 8.750%, 07/15/23 (a)	75,000	79,937
Time, Inc., 5.750%, 04/15/22 (a)	45,000	47,025
T-Mobile USA, Inc.,
6.500%, 01/15/26	65,000	71,338
6.731%, 04/28/22	175,000	181,492
TransDigm, Inc., 6.500%, 05/15/25	50,000	50,562
Triumph Group, Inc., 4.875%, 04/01/21	70,000	67,900
UCI International LLC, 8.625%, 02/15/19[4,9]	115,000	27,600
United Rentals North America, Inc.,
5.500%, 05/15/27	30,000	30,375
5.750%, 11/15/24	65,000	68,006
5.875%, 09/15/26	75,000	78,469
United States Cellular Corp., 6.700%, 12/15/33	65,000	65,682
Uniti Group, Inc. / CSL Capital LLC, 7.125%, 12/15/24 (a)	15,000	15,263
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/23 (a)	210,000	164,062

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials—86.9% (continued)
6.125%, 04/15/25 (a)	$60,000	$46,425
6.500%, 03/15/22 (a)	15,000	15,469
7.000%, 03/15/24 (a)	40,000	41,150
7.250%, 07/15/22 (a)	130,000	111,475
7.500%, 07/15/21 (a)	280,000	246,400
Videotron, Ltd. / Videotron Ltee, 5.125%, 04/15/27 (a)	20,000	20,000
Vista Outdoor, Inc., 5.875%, 10/01/23	85,000	83,088
Western Digital Corp.,
7.375%, 04/01/23 (a)	65,000	71,419
10.500%, 04/01/24	120,000	141,750
Whiting Petroleum Corp.,
5.750%, 03/15/21	40,000	39,800
6.250%, 04/01/23	90,000	90,000
WildHorse Resource Development Corp., 6.875%, 02/01/25 (a)	30,000	28,725
Windstream Services LLC,
6.375%, 08/01/23	35,000	31,238
7.500%, 06/01/22	135,000	132,300
7.500%, 04/01/23	10,000	9,450
7.750%, 10/01/21	95,000	94,050
WMG Acquisition Corp.,
4.875%, 11/01/24 (a)	10,000	10,100
5.625%, 04/15/22 (a)	18,000	18,698
WPX Energy, Inc.,
6.000%, 01/15/22	25,000	25,562
8.250%, 08/01/23	50,000	55,875
WR Grace & Co., 5.625%, 10/01/24 (a)	10,000	10,575
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (a)	90,000	91,688
XPO Logistics, Inc.,
6.125%, 09/01/23 (a)	15,000	15,656
6.500%, 06/15/22 (a)	80,000	84,300
Zayo Group LLC / Zayo Capital, Inc.,
6.000%, 04/01/23	50,000	53,062
6.375%, 05/15/25	60,000	64,987
Zebra Technologies Corp., 7.250%, 10/15/22	120,000	130,050
Total Industrials		19,274,746
Utilities—1.2%
AES Corp.,
5.500%, 03/15/24	5,000	5,100
6.000%, 05/15/26	10,000	10,400
AmeriGas Partners LP / AmeriGas Finance Corp., 5.500%, 05/20/25	30,000	29,925

AMG Managers High Yield Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Utilities—1.2% (continued)
Dynegy, Inc.,
7.375%, 11/01/22	$65,000	$64,512
7.625%, 11/01/24	45,000	43,200
8.000%, 01/15/25 (a)	25,000	24,062
NRG Energy, Inc.,
6.250%, 07/15/22	40,000	41,100
6.625%, 01/15/27 (a)	35,000	35,088
7.875%, 05/15/21	4,000	4,130
Total Utilities		257,517
Total Corporate Bonds and Notes (cost $20,668,999)		20,761,789
Floating Rate Senior Loan Interests—3.3%[10]
21st Century Oncology Holdings, Inc., 1st Lien Senior Secured Term Loan B, 7.125%, 04/30/22 (06/30/17)[4]	98,250	89,408
Clear Channel Communications, Inc., Term Loan D, 7.732%, 01/30/19 (04/28/17)	34,927	30,154
Evergreen Skills LUX S.A R.L., Initial Term Loan (First Lien), 5.750%, 04/28/21 (04/28/17)	97,500	89,883
Evergreen Skills LUX S.A R.L., Initial Term Loan (Second Lien), 9.250%, 04/28/22 (04/28/17)	15,000	10,463
Gardner Denver, Inc., Initial Dollar Term Loan, 4.568%, 07/30/20 (04/28/17)	59,690	59,644
The Hillman Group, Inc., Initial Term Loan, 4.647%, 06/30/21 (06/30/17)	97,250	98,121
Neiman Marcus Group, Inc., Other Term Loan, 4.250%, 10/25/20 (04/06/17)	100,756	81,329
Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan, 4.750%, 06/30/21 (06/30/17)	97,249	96,666
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.789%, 09/19/19 (04/28/17)	96,632	91,801
Wilton Brands LLC (FKA Wilton Brands, Inc.), 8.500%, 08/30/18 (05/31/17)	94,644	92,562
Total Floating Rate Senior Loan Interests (cost $787,278)		740,031

	Shares
Common Stocks—0.2%
Industrials—0.2%
Halcon Resources Corp.*	5,513	42,476
Warrants—0.0%#
Industrials—0.0%#
Jack Cooper Enterprises, 04/26/27*,4 (cost $1,204)	176	—
Short-Term Investments—1.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3] (cost $304,456)	304,456	304,456
Total Investments—98.5% (cost $21,820,183)		21,848,752
Other Assets, less Liabilities—1.5%		329,506
Net Assets—100.0%		$22,178,258

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Principal Amount	Value
Asset-Backed Securities—7.1%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.943%, 06/17/31 (04/17/17) (a)[10,11]	$812,297	$812,550
Colony American Homes,
Series 2014-1A, Class A, 2.093%, 05/17/31 (04/17/17) (a)[10]	1,508,699	1,509,942
Series 2014-2A, Class A, 1.934%, 07/17/31 (04/17/17) (a)[10]	1,765,146	1,762,323
Invitation Homes Trust, Series 2015-SFR3, Class A, 2.243%, 08/17/32 (04/17/17) (a)[10]	1,882,967	1,895,860
Progress Residential Trust,
Series 2015-SFR2, Class A, 2.740%, 06/12/32 (a)[11]	2,968,187	2,949,428
Series 2016-SFR1, Class A, 2.443%, 09/17/33 (04/17/17) (a)[10]	353,727	358,248
SWAY Residential Trust, Series 2014-1, Class A, 2.243%, 01/17/32 (04/17/17) (a)[10]	1,638,544	1,642,121
Total Asset-Backed Securities (cost $10,892,755)		10,930,472
Mortgage-Backed Securities—1.0%
American Home Mortgage Assets Trust, Series 2005-1, Class 1A1, 3.417%, 11/25/35[5]	59,239	50,831
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 3.361%, 04/25/44 (04/25/17)[10]	95,321	88,269
Series 2005-1, Class 5A1, 3.362%, 06/25/45 (04/25/17)[10]	15,758	15,666
Banc of America Funding Trust, Series 2004-B, Class 1A2, 2.982%, 12/20/34[5]	64,944	51,311
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 1.332%, 03/25/35 (04/25/17) (a)[4,10]	146,832	129,672
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 2.560%, 05/25/34 (04/25/17)[10]	27,971	26,948
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 3.064%, 11/19/34[5]	54,820	50,607
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.791%, 06/11/42[5]	862,263	863,374
Reperforming Loan REMIC Trust, Series 2004-R2, Class 1AF1, 1.402%, 11/25/34 (04/25/17) (a)[4,10]	82,233	71,279
Structured Asset Securities Corp., Series 2005-RF1, Class A, 1.332%, 03/25/35 (04/25/17) (a)[4,10]	175,172	151,117
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	129,145	134,483
Total Mortgage-Backed Securities (cost $1,742,875)		1,633,557
U.S. Government and Agency Obligations—113.9%
Federal Home Loan Mortgage Corporation—31.1%
FHLMC, 2.803%, 11/01/33 (6/15/17)[10,11]	561,716	598,319
FHLMC Gold Pool,
3.000%, 10/01/42 to 06/01/45	2,011,661	2,004,964
3.500%, 04/01/32 to 02/01/47[11]	7,084,003	7,300,909
3.500%, TBA 30 years[8,12]	8,900,000	9,083,214
4.000%, 09/01/31	352,952	375,012
4.000%, TBA 30 years[8,12]	19,600,000	20,558,562
4.500%, 02/01/20 to 09/01/41[11]	1,889,470	2,026,946
5.000%, 05/01/18 to 06/01/41[11]	2,483,779	2,708,724
5.500%, 11/01/17 to 01/01/39[11]	2,010,126	2,234,142
6.000%, 09/01/17 to 01/01/24	223,465	237,450

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation—31.1% (continued)
FHLMC Gold Pool,
7.000%, 07/01/19	$51,783	$53,422
7.500%, 07/01/34[11]	622,946	730,853
Total Federal Home Loan Mortgage Corporation		47,912,517
Federal National Mortgage Association—54.2%
FNMA,
2.500%, 02/01/43	704,850	675,034
2.841%, 06/01/34 (05/25/17)[10,11]	488,355	508,494
2.955%, 08/01/34 (05/25/17)[10]	206,101	218,070
3.000%, 01/01/43 to 06/01/45	3,041,039	3,027,976
3.000%, TBA 30 years[8,12]	13,000,000	12,886,250
3.500%, 05/01/42 to 11/01/46[11]	14,154,285	14,522,832
3.500%, TBA 30 years[8,12]	300,000	306,867
3.500%, TBA 30 years[8,12]	2,110,000	2,153,931
4.000%, 01/01/26 to 09/01/55[11]	12,568,391	13,246,077
4.000%, TBA 30 years[8,12]	13,800,000	14,474,906
4.500%, 11/01/26 to 09/01/53[11]	7,838,429	8,442,482
4.500%, TBA 30 years[8,12]	4,800,000	5,146,500
4.750%, 07/01/34 to 09/01/34	226,282	247,094
5.000%, 06/01/18 to 08/01/40	2,346,089	2,599,043
5.500%, 02/01/18 to 08/01/41[11]	2,559,429	2,857,268
6.000%, 08/01/17 to 06/01/39[11]	987,607	1,086,645
6.500%, 07/01/32	61,157	62,406
7.000%, 11/01/22[11]	267,216	285,306
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[11]	400,588	443,117
Series 2005-13, Class AF, 1.382%, 03/25/35 (04/25/17)[10,11]	234,599	234,145
FNMA REMICS Whole Loan, Series 2003-W4, Class 4A, 6.761%, 10/25/42[5]	57,671	65,977
Total Federal National Mortgage Association		83,490,420
Government National Mortgage Association—27.5%
GNMA,
3.000%, 11/15/42 to 06/20/45	3,635,683	3,676,344
3.000%, TBA 30 years[8,12]	2,000,000	2,017,500
3.500%, 08/15/43 to 11/20/45[11]	8,948,022	9,326,370
4.000%, 06/20/43 to 03/20/47[8,11]	13,344,485	14,235,829
4.000%, TBA 30 years[8,12]	1,600,000	1,689,875
4.500%, 05/15/39 to 02/15/46[11]	5,148,609	5,537,284
5.000%, 12/15/35 to 12/15/45[11]	4,357,037	4,809,450
5.500%, 10/15/39 to 11/15/39[11]	964,276	1,086,409

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association—27.5% (continued)
GNMA,
7.500%, 09/15/28 to 11/15/31	$20,320	$21,086
Total Government National Mortgage Association		42,400,147
Interest Only Strips—1.1%
FHLMC, Series 212, Class IO, 6.000%, 05/15/31[4]	1,019	237
FHLMC REMICS,
Series 2380, Class SI, 6.988%, 06/15/31 (04/15/17)[4,10]	9,117	1,948
Series 2922, Class SE, 5.838%, 02/15/35 (04/15/17)[10]	89,614	17,237
Series 2934, Class HI, 5.000%, 02/15/20	24,310	1,175
Series 2934, Class KI, 5.000%, 02/15/20	16,821	753
Series 2965, Class SA, 5.138%, 05/15/32 (04/15/17)[10]	173,083	24,400
Series 2967, Class JI, 5.000%, 04/15/20	47,117	2,372
Series 2980, Class SL, 5.788%, 11/15/34 (04/15/17)[10]	123,997	29,098
Series 3065, Class DI, 5.708%, 04/15/35 (04/15/17)[10]	238,020	44,201
Series 3308, Class S, 6.288%, 03/15/32 (04/15/17)[10]	166,424	31,811
Series 3424, Class XI, 5.658%, 05/15/36 (04/15/17)[10]	201,774	34,905
Series 3489, Class SD, 6.888%, 06/15/32 (04/15/17)[10]	96,600	19,736
Series 3685, Class EI, 5.000%, 03/15/19	59,398	1,019
Series 3731, Class IO, 5.000%, 07/15/19	31,439	618
Series 3882, Class AI, 5.000%, 06/15/26	81,700	3,163
Series 4395, Class TI, 4.000%, 05/15/26	610,793	61,633
FNMA,
Series 222, Class 2, 7.000%, 06/25/23[4]	5,108	826
Series 343, Class 21, 4.000%, 09/25/18[4]	22,223	432
Series 343, Class 22, 4.000%, 11/25/18[4]	12,384	272
Series 351, Class 3, 5.000%, 04/25/34	54,074	8,949
Series 351, Class 4, 5.000%, 04/25/34	31,463	5,364
Series 351, Class 5, 5.000%, 04/25/34	26,393	4,500
FNMA REMICS,
Series 2004-51, Class SX, 6.138%, 07/25/34 (04/25/17)[10]	97,847	18,618
Series 2004-64, Class SW, 6.068%, 08/25/34 (04/25/17)[10]	308,458	57,232
Series 2005-12, Class SC, 5.768%, 03/25/35 (04/25/17)[10]	134,406	23,049
Series 2005-45, Class SR, 5.738%, 06/25/35 (04/25/17)[10]	250,514	45,001
Series 2005-65, Class KI, 6.018%, 08/25/35 (04/25/17)[10,11]	567,136	103,724
Series 2005-89, Class S, 5.718%, 10/25/35 (04/25/17)[10]	567,941	101,098
Series 2006-3, Class SA, 5.168%, 03/25/36 (04/25/17)[10]	115,837	17,936
Series 2007-75, Class JI, 5.563%, 08/25/37 (04/25/17)[10]	111,006	19,388
Series 2008-86, Class IO, 4.500%, 03/25/23	75,876	1,970
Series 2009-31, Class PI, 5.000%, 11/25/38	695,867	113,160
Series 2010-37, Class GI, 5.000%, 04/25/25[4]	42,282	830

AMG Managers Amundi Intermediate Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips—1.1% (continued)
FNMA REMICS,
Series 2010-65, Class IO, 5.000%, 09/25/20	$162,133	$6,925
Series 2010-121, Class IO, 5.000%, 10/25/25	49,260	1,532
Series 2011-69, Class AI, 5.000%, 05/25/18	60,399	797
Series 2011-88, Class WI, 3.500%, 09/25/26	253,468	26,310
Series 2011-124, Class IC, 3.500%, 09/25/21	180,796	7,271
Series 2012-126, Class SJ, 4.018%, 11/25/42 (04/25/17)[10]	591,886	92,832
GNMA,
Series 2011-32, Class KS, 10.243%, 06/16/34 (04/16/17)[10]	169,553	18,112
Series 2011-94, Class IS, 5.772%, 06/16/36 (04/16/17)[10]	187,037	25,120
Series 2011-157, Class SG, 5.622%, 12/20/41 (04/20/17)[10]	771,229	171,021
Series 2011-167, Class IO, 5.000%, 12/16/20	90,058	2,632
Series 2012-34, Class KS, 5.122%, 03/16/42 (04/16/17)[10]	369,112	85,707
Series 2012-69, Class QI, 4.000%, 03/16/41	237,789	35,721
Series 2012-103, Class IB, 3.500%, 04/20/40	199,028	19,319
Series 2012-140, Class IC, 3.500%, 11/20/42	542,999	111,410
Series 2014-173, Class AI, 4.000%, 11/20/38	267,812	23,364
Series 2016-46, Class JI, 4.500%, 04/20/46	267,543	60,002
Series 2016-81, Class IO, 4.000%, 06/20/46	484,835	93,984
Series 2016-108, Class QI, 4.000%, 08/20/46	284,426	69,197
Series 2016-145, Class UI, 3.500%, 10/20/46	484,442	99,681
Total Interest Only Strips		1,747,592
Total U.S. Government and Agency Obligations (cost $174,439,674)		175,550,676
Short-Term Investments—22.5%
U.S. Treasury Bills—0.1%
U. S. Treasury Bills, 0.66%, 08/24/17[13,14]	110,000	109,642

	Shares
Other Investment Companies—22.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3,11]	5,456,391	5,456,391
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.60%[3,11]	29,156,146	29,156,146
Total Other Investment Companies		34,612,537
Total Short-Term Investments (cost $34,722,253)		34,722,179
Total Investments—144.5% (cost $221,797,557)		222,836,884
Other Assets, less Liabilities—(44.5)%		(68,673,435)
Net Assets—100.0%		$154,163,449

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2017

	Principal Amount	Value
Asset-Backed Securities—11.6%
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.943%, 06/17/31 (04/17/17) (a)[10]	$1,184,411	$1,184,780
Capital Auto Receivables Asset Trust, Series 2013-4, Class D, 3.220%, 05/20/19	1,340,000	1,353,016
Colony American Homes,
Series 2014-1A, Class A, 2.093%, 05/17/31 (04/17/17) (a)[10]	3,388,841	3,391,632
Series 2014-2A, Class A, 1.934%, 07/17/31 (04/17/17) (a)[10]	1,684,123	1,681,430
Series 2015-1A, Class A, 2.143%, 07/17/32 (04/17/17) (a)[10]	3,563,664	3,573,863
Drive Auto Receivables Trust,
Series 2015-AA, Class C, 3.060%, 05/17/21 (a)	2,500,000	2,515,478
Series 2015-BA, Class C, 2.760%, 07/15/21 (a)	2,720,000	2,733,743
Series 2015-CA, Class C, 3.010%, 05/17/21 (a)	730,000	735,702
Series 2015-DA, Class B, 2.590%, 12/16/19 (a)	277,726	278,330
Series 2017-AA, Class A2, 1.480%, 03/15/19 (a)	1,470,000	1,469,543
Invitation Homes Trust, Series 2015-SFR3, Class A, 2.243%, 08/17/32 (04/17/17) (a)[10]	1,495,586	1,505,826
Progress Residential Trust, Series 2016-SFR1, Class A, 2.443%, 09/17/33 (04/17/17) (a)[10]	513,154	519,712
Santander Drive Auto Receivables Trust,
Series 2013-4, Class D, 3.920%, 01/15/20	2,560,000	2,603,505
Series 2014-1, Class C, 2.360%, 04/15/20	193,277	193,917
SWAY Residential Trust, Series 2014-1, Class A, 2.243%, 01/17/32 (04/17/17) (a)[10]	2,123,320	2,127,955
Total Asset-Backed Securities (cost $25,823,072)		25,868,432
U.S. Government and Agency Obligations—75.9%
Federal Home Loan Mortgage Corporation—21.1%
FHLMC,
2.552%, 11/01/33 (06/15/17)[10]	688,100	722,684
2.725%, 11/01/33 (06/15/17)[10]	724,808	771,727
2.725%, 10/01/33 (06/15/17)[10]	701,195	740,179
2.737%, 10/01/33 (06/15/17)[10]	1,212,735	1,280,069
2.743%, 10/01/28 (06/15/17)[10]	23,744	25,059
2.790%, 04/01/34 (06/15/17)[10]	462,294	488,872
2.810%, 12/01/33 (06/15/17)[10]	1,065,676	1,121,630
2.821%, 05/01/34 (06/15/17)[10]	1,416,016	1,495,297
2.918%, 03/01/34 (06/15/17)[10]	1,714,471	1,802,343
3.074%, 02/01/23 (06/15/17)[10]	93,050	97,493
3.113%, 09/01/33 (06/15/17)[10]	1,529,674	1,622,872
3.126%, 06/01/35 (06/15/17)[10]	516,025	547,247
3.344%, 05/01/35 (06/15/17)[10]	812,144	863,904
FHLMC Gold Pool,
3.000%, 04/01/31	2,688,753	2,761,159
4.000%, 12/01/44	3,991,155	4,205,145
4.500%, 05/01/19 to 03/01/42	11,099,406	11,880,743

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation—21.1% (continued)
FHLMC Gold Pool,
5.000%, 10/01/18 to 02/01/38	$2,741,437	$2,947,958
5.500%, 12/01/32 to 08/01/40	6,104,634	6,847,849
6.000%, 02/01/22 to 01/01/24	2,752,868	2,935,417
6.500%, 03/01/18 to 10/01/23	150,659	159,139
7.000%, 06/01/17 to 07/01/19	44,908	46,290
7.500%, 04/01/29 to 03/01/33	202,609	231,288
FHLMC REMICS,
Series 2627, Class BM, 4.500%, 06/15/18	31,998	32,387
Series 2631, Class PD, 4.500%, 06/15/18	10,853	11,002
Series 2668, Class AZ, 4.000%, 09/15/18	205,389	210,742
Series 2683, Class JB, 4.000%, 09/15/18	126,759	129,904
Series 2786, Class BC, 4.000%, 04/15/19	54,864	55,819
Series 2809, Class UC, 4.000%, 06/15/19	57,991	58,816
Series 2877, Class PA, 5.500%, 07/15/33	39,690	40,280
Series 2935, Class LM, 4.500%, 02/15/35	112,474	113,259
Series 3033, Class CI, 5.500%, 01/15/35	70,718	71,883
Series 3153, Class UG, 1.362%, 05/15/36 (04/15/17)[10]	1,976,268	1,983,651
Series 3535, Class CA, 4.000%, 05/15/24	38,204	38,637
Series 3609, Class LA, 4.000%, 12/15/24	176,911	179,938
Series 3632, Class AG, 4.000%, 06/15/38	152,272	156,272
Series 3653, Class JK, 5.000%, 11/15/38	145,339	151,969
Series 3756, Class DA, 1.200%, 11/15/18	160,371	159,882
Series 3827, Class CA, 1.500%, 04/15/17	64	64
Series 3846, Class CK, 1.500%, 09/15/20	14,663	14,647
Series 4395, Class TI, 4.000%, 05/15/26	709,983	71,642
Total Federal Home Loan Mortgage Corporation		47,075,158
Federal National Mortgage Association—47.3%
FNMA,
2.649%, 05/01/33 (5/25/2017)[10]	1,208,997	1,273,205
2.675%, 09/01/33 (5/25/2017)[10]	828,022	879,595
2.705%, 09/01/33 (5/25/2017)[10]	239,968	251,780
2.712%, 01/01/34 (5/25/2017)[10]	637,267	671,110
2.740%, 12/01/34 (5/25/2017)[10]	1,787,001	1,889,095
2.795%, 02/01/33 (5/25/2017)[10]	800,358	830,626
2.803%, 06/01/33 (5/25/2017)[10]	285,803	301,237
2.829%, 08/01/33 (5/25/2017)[10]	367,670	382,381
2.837%, 05/01/34 (5/25/2017)[10]	1,508,441	1,595,613
2.841%, 06/01/34 (5/25/2017)[10]	612,687	637,953
2.899%, 12/01/34 (5/25/2017)[10]	1,758,512	1,863,195

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association—47.3% (continued)
FNMA,
2.899%, 10/01/35 (5/25/2017)[10]	$1,157,227	$1,213,964
2.903%, 04/01/37 (5/25/2017)[10,11]	4,419,029	4,672,536
2.942%, 11/01/34 (5/25/2017)[10]	2,516,463	2,668,584
2.944%, 01/01/36 (5/25/2017)[10]	2,890,001	3,061,866
2.955%, 08/01/34 (5/25/2017)[10]	257,626	272,587
2.962%, 07/01/34 (5/25/2017)[10]	1,039,889	1,099,097
2.969%, 04/01/34 (5/25/2017)[10]	423,099	447,574
2.980%, 06/01/35 (5/25/2017)[10]	98,313	104,593
3.000%, 04/01/34 (5/25/2017)[10]	489,457	517,221
3.000%, TBA 15 years[8,12]	2,900,000	2,973,450
3.047%, 06/01/34 (5/25/2017)[10]	1,671,697	1,776,709
3.070%, 08/01/35 (5/25/2017)[10]	1,104,436	1,167,122
3.077%, 12/01/33 (5/25/2017)[10]	419,448	442,814
3.231%, 03/01/34 (5/25/2017)[10]	179,747	189,596
3.425%, 01/01/34 (5/25/2017)[10]	1,252,026	1,319,818
3.435%, 01/01/33 (5/25/2017)[10]	828,332	873,252
3.477%, 01/01/36 (5/25/2017)[10]	33,924	35,891
4.000%, 10/01/21 to 06/01/42	7,343,188	7,749,640
4.500%, 10/01/19 to 02/01/41	16,165,759	17,447,392
4.500%, TBA 30 years[8,12]	2,300,000	2,466,031
5.000%, 10/01/19 to 01/01/41	13,003,645	14,174,321
5.500%, 05/01/34 to 08/01/41	10,851,333	12,316,860
6.000%, 09/01/21 to 08/01/37	5,926,194	6,562,207
6.500%, 04/01/17 to 08/01/32	2,896,560	3,295,431
7.000%, 11/01/22	995,978	1,063,403
7.500%, 08/01/33 to 09/01/33	55,822	66,968
FNMA Grantor Trust,
Series 2002-T5, Class A1, 1.222%, 05/25/32 (04/25/17)[10]	197,313	193,677
Series 2003-T4, Class 1A, 1.202%, 09/26/33 (04/26/17)[10]	13,360	13,280
FNMA REMICS,
Series 1994-31, Class ZC, 6.500%, 02/25/24	345,257	375,695
Series 1994-76, Class J, 5.001%, 04/25/24	57,364	58,090
Series 2001-63, Class FA, 1.528%, 12/18/31 (04/18/17)[10]	373,127	378,976
Series 2002-47, Class FD, 1.382%, 08/25/32 (04/25/17)[10]	406,173	406,476
Series 2002-56, Class UC, 5.501%, 09/25/17	9,007	9,059
Series 2003-2, Class FA, 1.482%, 02/25/33 (04/25/17)[10]	317,650	319,123
Series 2003-3, Class HJ, 5.001%, 02/25/18	22,938	23,382
Series 2003-64, Class YA, 3.000%, 05/25/23	4,187	4,185
Series 2004-1, Class AC, 4.001%, 02/25/19	18,585	18,921

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association—47.3% (continued)
FNMA REMICS,
Series 2004-21, Class AE, 4.001%, 04/25/19	$116,293	$118,600
Series 2004-27, Class HB, 4.001%, 05/25/19	69,711	70,862
Series 2004-53, Class NC, 5.501%, 07/25/24	266,696	287,916
Series 2005-13, Class AF, 1.382%, 03/25/35 (04/25/17)[10]	437,317	436,471
Series 2005-19, Class PA, 5.501%, 07/25/34	137,564	144,404
Series 2005-58, Class EP, 5.501%, 07/25/35	204,715	221,572
Series 2005-68, Class PB, 5.750%, 07/25/35	28,334	29,586
Series 2005-68, Class PC, 5.501%, 07/25/35	181,480	189,743
Series 2007-56, Class FN, 1.352%, 06/25/37 (04/25/17)[10]	166,615	165,725
Series 2008-59, Class KB, 4.500%, 07/25/23	57,636	59,045
Series 2010-12, Class AC, 2.500%, 12/25/18	62,668	62,861
Series 2011-60, Class UC, 2.500%, 09/25/39	218,073	219,715
FNMA REMICS Whole Loan,
Series 2003-W1, Class 2A, 6.182%, 12/25/42[5]	16,190	18,086
Series 2003-W13, Class AV2, 1.262%, 10/25/33 (04/25/17)[4,10]	13,062	13,018
Series 2003-W4, Class 4A, 6.761%, 10/25/42[5]	346,026	395,862
Series 2004-W14, Class 1AF, 1.382%, 07/25/44 (04/25/17)[10]	1,627,093	1,567,841
Series 2004-W5, Class F1, 1.432%, 02/25/47 (04/25/17)[10]	382,894	378,276
Series 2005-W2, Class A1, 1.182%, 05/25/35 (04/25/17)[10]	899,882	892,104
Total Federal National Mortgage Association		105,627,268
Government National Mortgage Association—3.7%
GNMA,
4.000%, 09/15/18	69,969	72,108
5.000%, 01/15/46	1,160,799	1,275,275
6.000%, 01/15/36[11]	5,973,468	6,956,676
9.500%, 12/15/17	78	78
Total Government National Mortgage Association		8,304,137
Interest Only Strips—2.0%
FHLMC REMICS,
Series 2922, Class SE, 5.838%, 02/15/35 (04/15/17)[10]	201,993	38,854
Series 2934, Class HI, 5.001%, 02/15/20	34,728	1,679
Series 2934, Class KI, 5.001%, 02/15/20	19,625	879
Series 2965, Class SA, 5.138%, 05/15/32 (04/15/17)[10]	428,574	60,417
Series 2967, Class JI, 5.000%, 04/15/20	110,877	5,581
Series 2980, Class SL, 5.788%, 11/15/34 (04/15/17)[10]	273,642	64,215
Series 2981, Class SU, 6.888%, 05/15/30 (04/15/17)[10]	201,959	33,966
Series 3065, Class DI, 5.708%, 04/15/35 (04/15/17)[10]	727,610	135,119
Series 3308, Class S, 6.288%, 03/15/32 (04/15/17)[10]	377,519	72,160

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips—2.0% (continued)
FHLMC REMICS,
Series 3424, Class XI, 5.658%, 05/15/36 (04/15/17)[10]	$525,584	$90,922
Series 3489, Class SD, 6.888%, 06/15/32 (04/15/17)[10]	216,194	44,170
Series 3685, Class EI, 5.000%, 03/15/19	132,635	2,276
Series 3731, Class IO, 5.000%, 07/15/19	71,315	1,402
Series 3882, Class AI, 5.000%, 06/15/26	65,347	2,530
FNMA, Series 306, Class IO, 8.000%, 05/25/30[4]	61,826	16,935
FNMA REMICS,
Series 2003-48, Class SJ, 5.018%, 06/25/18 (04/25/17)[4,10]	776	4
Series 2004-51, Class SX, 6.138%, 07/25/34 (04/25/17)[10]	245,569	46,727
Series 2004-64, Class SW, 6.068%, 08/25/34 (04/25/17)[10]	709,813	131,701
Series 2004-66, Class SE, 5.518%, 09/25/34 (04/25/17)[10]	114,070	19,014
Series 2005-12, Class SC, 5.768%, 03/25/35 (04/25/17)[10]	256,806	44,038
Series 2005-45, Class SR, 5.738%, 06/25/35 (04/25/17)[10]	617,264	110,882
Series 2005-5, Class SD, 5.718%, 01/25/35 (04/25/17)[10]	183,451	30,569
Series 2005-65, Class KI, 6.018%, 08/25/35 (04/25/17)[10]	1,414,494	258,697
Series 2005-66, Class GS, 5.868%, 07/25/20 (04/25/17)[10]	59,767	3,327
Series 2006-3, Class SA, 5.168%, 03/25/36 (04/25/17)[10]	268,094	41,512
Series 2007-75, Class JI, 5.563%, 08/25/37 (04/25/17)[10]	133,180	23,260
Series 2007-85, Class SI, 5.478%, 09/25/37 (04/25/17)[10]	286,834	50,214
Series 2008-86, Class IO, 4.501%, 03/25/23	189,931	4,932
Series 2008-87, Class AS, 6.668%, 07/25/33 (04/25/17)[10]	795,296	157,920
Series 2009-31, Class PI, 5.000%, 11/25/38	809,540	131,645
Series 2010-37, Class GI, 5.000%, 04/25/25[4]	108,614	2,133
Series 2010-65, Class IO, 5.001%, 09/25/20	419,102	17,901
Series 2010-68, Class SJ, 5.568%, 07/25/40 (04/25/17)[10]	308,203	60,915
Series 2010-105, Class IO, 5.001%, 08/25/20	233,953	10,779
Series 2010-121, Class IO, 5.000%, 10/25/25	132,199	4,112
Series 2011-69, Class AI, 5.000%, 05/25/18	161,356	2,129
Series 2011-88, Class WI, 3.501%, 09/25/26	743,717	77,197
Series 2011-124, Class IC, 3.501%, 09/25/21	857,239	34,474
Series 2012-126, Class SJ, 4.018%, 11/25/42 (04/25/17)[10]	3,892,740	610,539
GNMA,
Series 2011-32, Class KS, 10.243%, 06/16/34 (04/16/17)[10]	411,922	44,002
Series 2011-94, Class IS, 5.772%, 06/16/36 (04/16/17)[10]	420,221	56,437
Series 2011-157, Class SG, 5.622%, 12/20/41 (04/20/17)[10]	1,021,308	226,476
Series 2011-167, Class IO, 5.001%, 12/16/20	530,390	15,502
Series 2012-34, Class KS, 5.122%, 03/16/42 (04/16/17)[10]	2,834,542	658,176
Series 2012-69, Class QI, 4.001%, 03/16/41	1,257,914	188,966
Series 2012-96, Class IC, 3.001%, 08/20/27	721,347	72,973

AMG Managers Amundi Short Duration Government Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips—2.0% (continued)
GNMA,
Series 2012-101, Class AI, 3.501%, 08/20/27	$444,343	$50,020
Series 2012-103, Class IB, 3.501%, 04/20/40	866,422	84,099
Series 2012-140, Class IC, 3.501%, 11/20/42	682,302	139,991
Series 2013-5, Class BI, 3.501%, 01/20/43	281,737	55,073
Series 2014-173, Class AI, 4.001%, 11/20/38	254,355	22,190
Series 2016-46, Class JI, 4.501%, 04/20/46	302,755	67,899
Series 2016-81, Class IO, 4.001%, 06/20/46	551,385	106,885
Series 2016-108, Class QI, 4.001%, 08/20/46	324,399	78,922
Series 2016-145, Class UI, 3.501%, 10/20/46	578,887	119,114
Total Interest Only Strips		4,432,451
U.S. Government Obligations—1.8%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3,287,384	3,885,363
Total U.S. Government and Agency Obligations (cost $165,772,971)		169,324,377
Short-Term Investments—15.3%
Commercial Paper—0.9%
BNP Paribas SA, 1.06%, 06/07/17[13]	2,000,000	1,996,158
U.S. Government and Agency Discount Notes—12.0%
FHLB, 0.10%, 04/10/17[13]	2,600,000	2,599,652
FHLB, 0.23%, 04/12/17[13]	2,500,000	2,499,567
FHLB, 0.28%, 04/26/17[13]	6,000,000	5,997,354
FHLB, 0.59%, 04/04/17[13]	3,000,000	2,999,943
FHLB, 0.59%, 06/09/17[13]	2,700,000	2,696,231
FHLB, 0.65%, 05/19/17[13]	10,000,000	9,990,670
Total U.S. Government and Agency Discount Notes		26,783,417
U.S. Treasury Bills—0.4%
U.S Treasury Bills, 0.66%, 08/24/17[13,14]	980,000	976,813

	Shares
Other Investment Companies—2.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.65%[3]	4,440,878	4,440,878
Total Short-Term Investments (cost $34,196,514)		34,197,266
Total Investments—102.8% (cost $225,792,557)		229,390,075
Other Assets, less Liabilities—(2.8)%		(6,163,972)
Net Assets—100.0%		$223,226,103

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Chicago Equity Partners Balanced Fund	$172,748,208	$15,236,379	$(2,379,629)	$12,856,750
AMG Chicago Equity Partners Small Cap Value Fund	10,818,329	1,602,621	(309,071)	1,293,550
AMG Managers High Yield Fund	21,908,908	815,573	(875,729)	(60,156)
AMG Managers Amundi Intermediate Government Fund	222,193,080	1,802,018	(1,158,214)	643,804
AMG Managers Amundi Short Duration Government Fund	225,800,155	4,611,893	(1,021,973)	3,589,920

*	Non-income producing security.
#	Rounds to less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$394,875	0.2%
AMG Managers High Yield Fund	8,273,768	37.3%
AMG Managers Amundi Intermediate Government Fund	11,282,540	7.3%
AMG Managers Amundi Short Duration Government Fund	21,717,994	9.7%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these securities were out on loan to various brokers as of March 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Chicago Equity Partners Balanced Fund	$3,732,327	2.1%
AMG Chicago Equity Partners Small Cap Value Fund	598,100	5.1%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. The market value of illiquid securities at March 31, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers High Yield Fund	$160,348	0.7%
AMG Managers Amundi Intermediate Government Fund	356,613	0.2%
AMG Managers Amundi Short Duration Government Fund	32,090	0.0%#

[5]	Variable Rate Security: The rate listed is as of March 31, 2017 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Perpetuity Bond. The date shown is the final call date.
[7]	Payment-in-Kind Security: The security may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
[8]	All or part of the security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Amundi Intermediate Government Fund	$69,159,242	44.9%
AMG Managers Amundi Short Duration Government Fund	5,439,481	2.4%

[9]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[10]	Floating Rate Security: The rate listed is as of March 31, 2017. Date in parentheses represents the security’s next coupon rate reset.

Notes to Schedules of Portfolio Investments (continued)

[11]	Some or all of these securities are segregated as collateral for delayed delivery agreements. At March 31, 2017, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Amundi Intermediate Government Fund	$69,159,242	44.9%
AMG Managers Amundi Short Duration Government Fund	11,629,212	5.2%

[12]	TBA Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
[13]	Represents yield to maturity at March 31, 2017.
[14]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at March 31, 2017, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Amundi Intermediate Government Fund	$109,642	0.1%
AMG Managers Amundi Short Duration Government Fund	976,813	0.4%

[15]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$116,749,425	—	—	$116,749,425
Rights	—	—	$7	7
Corporate Bonds and Notes††	—	$8,434,004	—	8,434,004
U.S. Government and Agency Obligations††	—	54,658,650	—	54,658,650
Short-Term Investments
Repurchase Agreements	—	3,913,842	—	3,913,842
Other Investment Companies	1,849,030	—	—	1,849,030

Total Investments in Securities	$118,598,455	$67,006,496	$7	$185,604,958

At September 30, 2016, the Level 3 securities are Rights received as a result of a corporate action.

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Chicago Equity Partners Small Cap Value Fund
Investments in Securities
Common Stocks†	$11,465,381	—	—	$11,465,381
Short-Term Investments
Repurchase Agreements	—	$615,657	—	615,657
Other Investment Companies	30,841	—	—	30,841

Total Investments in Securities	$11,496,222	$615,657	—	$12,111,879

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers High Yield Fund
Investments in Securities
Corporate Bonds and Notes
Industrials	—	$19,274,730	$16	$19,274,746
Financials	—	1,229,526	—	1,229,526
Utilities	—	257,517	—	257,517
Floating Rate Senior Loan Interests	—	466,260	273,771	740,031
Common Stocks
Industrials	$42,476	—	—	42,476
Warrants	—	—	—	—
Short-Term Investments
Other Investment Companies	304,456	—	—	304,456

Total Investments in Securities	$346,932	$21,228,033	$273,787	$21,848,752

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2017:

AMG Managers High Yield Fund	Common Stock	Corporate Bond	Floating Rate Senior Loan Interests*	Total
Balance as of December 31, 2016	$97,532	$179,150	$372,957	$649,639
Accrued discounts (premiums)	—	—	264	264
Realized gain (loss)	8,584	—	19	8,603
Change in unrealized appreciation (depreciation)	(39,516)	—	(672)	(40,188)
Purchases	—	—	—	—
Sales	(66,600)	(179,134)	(708)	(246,442)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	(98,089)	(98,089)
Balance as of March 31, 2017	—	$16	273,771	$273,787
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2017	—	—	(672)	(672)

*	The Fund transferred certain investments out of Level 3 due to increased liquidity and increased visibility into pricing inputs of the third party pricing vendor.

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for investments categorized in level 3 of the fair value hierarchy as of March 31, 2017. The table below is not intended to be all-inclusive, but rather provides information on the significant level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of March 31, 2017	Valuation Technique(s)	Unobservable Inputs	Range	Average
AMG Managers High Yield Fund
Corporate Bonds	$16	Broker Quote	Price	n/a	n/a
Floating Rate Senior Loan Interests	273,771	Unadjusted Price from Third Party	Price	n/a	n/a

Total	$273,787

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Amundi Intermediate Government Fund
Investments in Securities
Asset-Backed Securities	—	$10,930,472	—	$10,930,472
Mortgage-Backed Securities	—	1,633,557	—	1,633,557
U.S. Government and Agency Obligations††	—	175,550,676	—	175,550,676
Short-Term Investments
U.S. Treasury Bills	—	109,642	—	109,642
Other Investment Companies	$34,612,537	—	—	34,612,537

Total Investments in Securities	$34,612,537	$188,224,347	—	$222,836,884

TBA Sale Commitments		$(1,574,273)	—	$(1,574,273)

Financial Derivative Instruments-Assets†††
Futures contracts	$1,148	—	—	$1,148

Financial Derivative Instruments-Liabilities†††
Futures contracts	(43,408)	—	—	(43,408)

Total Financial Derivative Instruments	$(42,260)	—	—	$(42,260)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Amundi Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$25,868,432	—	$25,868,432
U.S. Government and Agency Obligations††	—	169,324,377	—	169,324,377
Short-Term Investments
Commercial Paper	—	1,996,158	—	1,996,158
U.S. Government and Agency Discount Notes	—	26,783,417	—	26,783,417
U.S. Treasury Bills	—	976,813	—	976,813
Other Investment Companies	$4,440,878	—	—	4,440,878

Total Investments in Securities	$4,440,878	$224,949,197	—	$229,390,075

TBA Sale Commitments	—	$(3,140,625)	—	$(3,140,625)

Financial Derivative Instruments-Assets†††
Futures	$66,746	—	—	$66,746

Financial Derivative Instruments-Liabilities†††
Futures	(297,754)	—	—	(297,754)

Total Financial Derivative Instruments	$(231,008)	—	—	$(231,008)

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2017, the Funds had no transfers between Level 1 and Level 2 from the beginning of the reporting period.

At March 31, 2017, the following Funds had TBA forward sale commitments:

AMG Managers Intermediate Duration Government Fund

Security	Principal Amount	Settlement Date		Current Liability	Proceeds
FNMA, 3.500%, TBA 30 years	$300,000	04/12/17		$306,867	$(304,641)
GNMA, 4.000%, TBA 30 years	1,200,000	04/20/17		1,267,406	(1,264,125)

			Totals	$1,574,273	$(1,568,766)

Notes to Schedules of Portfolio Investments (continued)

AMG Managers Short Duration Government Fund

Security	Principal Amount	Settlement Date		Current Liability	Proceeds
FNMA, 4.000%, TBA 30 years	$3,000,000	05/11/17		$3,140,625	$(3,136,406)

			Totals	$3,140,625	$(3,136,406)

At March 31, 2017, the following Funds had open futures contracts:

AMG Managers Intermediate Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
10-Year Interest Rate Swap	37	Short	06/19/17	$(31,749)
10-Year U.S. Treasury Note	3	Long	06/21/17	134
2-Year U.S. Treasury Note	3	Short	06/30/17	(101)
5-Year Interest Rate Swap	23	Short	06/19/17	(11,558)
5-Year U.S. Treasury Note	5	Short	06/30/17	222
U.S. Ultra Bond CBT Jun 17	2	Long	06/21/17	792

			Total	$(42,260)

AMG Managers Short Duration Government Fund

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
10-Year Interest Rate Swap	74	Short	06/19/17	$(64,279)
10-Year U.S. Treasury Note	47	Long	06/21/17	2,095
2-Year U.S. Treasury Note	170	Short	06/30/17	(5,737)
5-Year Interest Rate Swap	435	Short	06/19/17	(217,931)
5-Year U.S. Treasury Note	58	Long	06/30/17	64,651
U.S. Ultra Bond CBT Jun 17	24	Short	06/21/17	(9,807)

			Total	$(231,008)

INVESTMENTS ABBREVIATIONS:

FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GNMA:	Government National Mortgage Association
GSMPS:	Goldman Sachs Mortgage Participation Securities
GSR:	Goldman Sachs REMIC
MTN:	Medium-Term Notes
PIK:	Payment-in-Kind
REIT:	Real Estate Investment Trust
REMICS:	Real Estate Mortgage Investment Conduits
TBA:	To Be Announced

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield

Notes to Schedules of Portfolio Investments (continued)

curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign exchange currency contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITIES TRANSACTED ON A WHEN ISSUED BASIS

The AMG Managers Intermediate Duration Government Fund and AMG Managers Short Duration Government Fund each entered into To-Be-Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedules of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 26, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 26, 2017